UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-05251

Fidelity Concord Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2020

Item 1.

Reports to Stockholders

Fidelity® Mid-Cap Stock Fund

Semi-Annual Report

October 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2020

% of fund's net assets
Generac Holdings, Inc.	2.0
Molina Healthcare, Inc.	1.8
NVR, Inc.	1.6
WNS Holdings Ltd. sponsored ADR	1.5
Hologic, Inc.	1.4
Radian Group, Inc.	1.2
First Horizon National Corp.	1.2
Huntington Bancshares, Inc.	1.2
Donaldson Co., Inc.	1.1
Alliant Energy Corp.	1.1
14.1

Top Five Market Sectors as of October 31, 2020

% of fund's net assets
Industrials	19.6
Financials	19.3
Consumer Discretionary	15.2
Information Technology	9.8
Health Care	8.2

Asset Allocation (% of fund's net assets)

As of October 31, 2020 *
Stocks	97.1%
Convertible Securities	0.9%
Other Investments	0.4%
Short-Term Investments and Net Other Assets (Liabilities)	1.6%

 * Foreign investments - 16.6%

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value (000s)
COMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 0.5%
Cogent Communications Group, Inc.	372,697	$20,796
Iridium Communications, Inc. (a)	390,047	10,301
		31,097
Entertainment - 0.2%
WME Entertainment Parent, LLC Class A (a)(b)(c)(d)	9,001,296	13,412
Media - 1.6%
Interpublic Group of Companies, Inc.	1,690,900	30,588
Nexstar Broadcasting Group, Inc. Class A	374,479	30,857
Omnicom Group, Inc.	636,824	30,058
		91,503

TOTAL COMMUNICATION SERVICES		136,012

CONSUMER DISCRETIONARY - 14.8%
Automobiles - 1.0%
Aston Martin Lagonda Global Holdings PLC (a)(e)(f)	14,937,364	10,498
Fiat Chrysler Automobiles NV	4,290,408	52,729
		63,227
Hotels, Restaurants & Leisure - 3.1%
Boyd Gaming Corp.	925,156	29,346
Churchill Downs, Inc.	297,618	44,390
Dunkin' Brands Group, Inc.	582,039	58,035
Wyndham Hotels & Resorts, Inc.	1,129,184	52,518
		184,289
Household Durables - 3.6%
D.R. Horton, Inc.	879,364	58,750
Lennar Corp. Class A	412,679	28,982
Mohawk Industries, Inc. (a)	282,218	29,122
NVR, Inc. (a)	25,260	99,855
		216,709
Internet & Direct Marketing Retail - 0.5%
Coupang unit (c)(d)	1,932,161	14,491
Farfetch Ltd. Class A (a)	412,600	11,606
THG Holdings Ltd.	232,800	1,989
		28,086
Leisure Products - 1.4%
American Outdoor Brands, Inc. (a)	315,017	4,766
New Academy Holding Co. LLC unit (a)(c)(d)(g)	294,000	24,696
Peloton Interactive, Inc. Class A (a)	283,116	31,202
Smith & Wesson Brands, Inc.	1,260,071	20,905
		81,569
Multiline Retail - 0.4%
Dollar General Corp.	116,826	24,383
Specialty Retail - 2.6%
AutoZone, Inc. (a)	28,787	32,500
Best Buy Co., Inc.	287,199	32,037
National Vision Holdings, Inc. (a)	1,314,403	53,010
Ross Stores, Inc.	465,771	39,670
		157,217
Textiles, Apparel & Luxury Goods - 2.2%
Allbirds, Inc. (a)(c)(d)	53,875	623
Brunello Cucinelli SpA	2,064,729	61,945
PVH Corp.	420,843	24,531
Tapestry, Inc.	1,374,937	30,565
Under Armour, Inc. Class A (sub. vtg.) (a)	1,089,716	15,082
		132,746

TOTAL CONSUMER DISCRETIONARY		888,226

CONSUMER STAPLES - 3.4%
Food & Staples Retailing - 0.6%
Kroger Co.	1,188,727	38,289
Food Products - 2.3%
Bunge Ltd.	457,155	25,934
Conagra Brands, Inc.	732,991	25,721
Greencore Group PLC	15,715,233	18,415
JDE Peet's BV	408,687	14,565
Lamb Weston Holdings, Inc.	324,310	20,577
Sanderson Farms, Inc.	258,329	33,058
		138,270
Personal Products - 0.5%
Edgewell Personal Care Co. (a)	1,191,673	31,246

TOTAL CONSUMER STAPLES		207,805

ENERGY - 5.2%
Energy Equipment & Services - 0.6%
Borr Drilling Ltd. (a)(e)	1,662,701	646
Oceaneering International, Inc. (a)	1,963,236	8,010
Schlumberger Ltd.	1,700,465	25,405
		34,061
Oil, Gas & Consumable Fuels - 4.6%
Cabot Oil & Gas Corp.	2,488,938	44,278
Cenovus Energy, Inc. (Canada)	5,815,890	19,033
Cheniere Energy, Inc. (a)	1,010,220	48,359
GasLog Ltd. (e)	1,147,897	2,732
Golar LNG Ltd. (a)(e)	1,948,106	14,708
Hess Corp.	1,706,295	63,508
Kosmos Energy Ltd.	4,127,715	4,104
New Fortress Energy LLC	977,278	35,309
The Williams Companies, Inc.	2,402,474	46,103
		278,134

TOTAL ENERGY		312,195

FINANCIALS - 19.3%
Banks - 8.1%
BOK Financial Corp.	316,100	18,568
Comerica, Inc.	1,161,191	52,846
Cullen/Frost Bankers, Inc.	681,199	47,868
First Horizon National Corp.	6,973,019	72,589
Huntington Bancshares, Inc.	6,829,209	71,297
M&T Bank Corp.	618,609	64,076
Signature Bank	488,033	39,404
UMB Financial Corp.	614,530	37,406
WesBanco, Inc.	699,900	17,001
Wintrust Financial Corp.	1,245,164	61,299
		482,354
Capital Markets - 3.3%
Cboe Global Markets, Inc.	212,141	17,245
Lazard Ltd. Class A	850,824	28,647
Northern Trust Corp.	508,959	39,836
Raymond James Financial, Inc.	295,002	22,550
The NASDAQ OMX Group, Inc.	242,174	29,301
TPG Specialty Lending, Inc.	1,916,493	31,545
Virtu Financial, Inc. Class A	1,345,252	28,761
		197,885
Insurance - 6.7%
American Financial Group, Inc.	664,842	49,823
American International Group, Inc.	921,245	29,010
Arch Capital Group Ltd. (a)	1,783,107	53,868
Axis Capital Holdings Ltd.	639,140	27,285
Beazley PLC	4,452,414	16,958
First American Financial Corp.	1,022,772	45,605
Hartford Financial Services Group, Inc.	745,645	28,722
Hiscox Ltd. (a)	2,965,653	31,673
Principal Financial Group, Inc.	648,421	25,431
RenaissanceRe Holdings Ltd.	388,493	62,827
The Travelers Companies, Inc.	261,128	31,521
		402,723
Thrifts & Mortgage Finance - 1.2%
Radian Group, Inc.	4,061,386	72,902

TOTAL FINANCIALS		1,155,864

HEALTH CARE - 7.6%
Biotechnology - 0.2%
Viela Bio, Inc.	312,614	9,976
Health Care Equipment & Supplies - 1.4%
Hologic, Inc. (a)	1,195,499	82,274
Health Care Providers & Services - 3.6%
Centene Corp. (a)	696,591	41,169
Molina Healthcare, Inc. (a)	591,514	110,300
Oak Street Health, Inc. (a)	9,598	457
Oak Street Health, Inc.	677,430	29,015
Universal Health Services, Inc. Class B	339,061	37,144
		218,085
Life Sciences Tools & Services - 1.4%
Bruker Corp.	1,103,194	46,930
Lonza Group AG	66,646	40,381
		87,311
Pharmaceuticals - 1.0%
Nektar Therapeutics (a)(e)	1,488,388	23,576
Recordati SpA	494,963	25,647
Zogenix, Inc. (a)(e)	501,961	10,702
		59,925

TOTAL HEALTH CARE		457,571

INDUSTRIALS - 19.5%
Aerospace & Defense - 2.3%
Huntington Ingalls Industries, Inc.	254,513	37,536
Kratos Defense & Security Solutions, Inc. (a)	2,196,292	41,488
Space Exploration Technologies Corp.:
Class A (a)(c)(d)	139,629	37,700
Class C (a)(c)(d)	2,034	549
TransDigm Group, Inc.	42,588	20,332
		137,605
Air Freight & Logistics - 1.0%
XPO Logistics, Inc. (a)	680,401	61,236
Building Products - 1.3%
Fortune Brands Home & Security, Inc.	346,174	27,995
Owens Corning	735,796	48,173
		76,168
Commercial Services & Supplies - 1.6%
IAA Spinco, Inc. (a)	619,109	35,035
KAR Auction Services, Inc. (e)	614,822	8,952
Stericycle, Inc. (a)	677,113	42,184
U.S. Ecology, Inc.	365,880	11,167
		97,338
Construction & Engineering - 1.7%
AECOM (a)	1,429,084	64,080
Dycom Industries, Inc. (a)	593,870	38,566
		102,646
Electrical Equipment - 5.1%
AMETEK, Inc.	674,407	66,227
Generac Holdings, Inc. (a)	569,545	119,690
Melrose Industries PLC	17,676,047	27,399
Regal Beloit Corp.	595,236	58,720
Sensata Technologies, Inc. PLC (a)	727,750	31,810
		303,846
Machinery - 4.5%
Allison Transmission Holdings, Inc.	971,302	35,113
Donaldson Co., Inc.	1,459,767	69,339
Fortive Corp.	711,170	43,808
Ingersoll Rand, Inc. (a)	1,153,776	40,313
Oshkosh Corp.	586,844	39,530
Pentair PLC	886,703	44,122
		272,225
Marine - 0.3%
Goodbulk Ltd. (a)(d)	1,490,310	16,633
Professional Services - 0.3%
Clarivate Analytics PLC (a)	716,742	19,890
Road & Rail - 1.0%
Knight-Swift Transportation Holdings, Inc. Class A	1,490,251	56,615
Trading Companies & Distributors - 0.4%
Beacon Roofing Supply, Inc. (a)	785,583	24,117

TOTAL INDUSTRIALS		1,168,319

INFORMATION TECHNOLOGY - 9.8%
Communications Equipment - 0.4%
Ericsson (B Shares)	1,987,950	22,194
Electronic Equipment & Components - 4.3%
Amphenol Corp. Class A	579,451	65,385
Arrow Electronics, Inc. (a)	826,271	64,358
CDW Corp.	222,639	27,296
Fabrinet (a)	836,555	50,210
Keysight Technologies, Inc. (a)	417,290	43,761
Vontier Corp. (a)	284,468	8,176
		259,186
IT Services - 3.8%
Akamai Technologies, Inc. (a)	250,831	23,859
Black Knight, Inc. (a)	309,626	27,232
Euronet Worldwide, Inc. (a)	145,760	12,949
Gartner, Inc. (a)	133,363	16,017
Leidos Holdings, Inc.	461,733	38,324
Verra Mobility Corp. (a)	1,916,170	18,414
WNS Holdings Ltd. sponsored ADR (a)	1,569,097	90,443
		227,238
Semiconductors & Semiconductor Equipment - 0.4%
Lam Research Corp.	78,278	26,777
Software - 0.9%
Aspen Technology, Inc. (a)	331,808	36,436
Citrix Systems, Inc.	172,452	19,534
		55,970

TOTAL INFORMATION TECHNOLOGY		591,365

MATERIALS - 5.4%
Chemicals - 1.4%
LG Chemical Ltd.	83,610	45,491
Nutrien Ltd.	480,367	19,528
Olin Corp.	1,325,970	21,945
		86,964
Containers & Packaging - 1.0%
Avery Dennison Corp.	225,712	31,236
O-I Glass, Inc.	2,885,601	27,211
		58,447
Metals & Mining - 3.0%
Commercial Metals Co.	1,450,299	29,949
Franco-Nevada Corp.	333,508	45,457
Newcrest Mining Ltd.	1,260,130	26,132
Novagold Resources, Inc. (a)	3,779,630	39,178
Steel Dynamics, Inc.	1,264,358	39,802
		180,518

TOTAL MATERIALS		325,929

REAL ESTATE - 5.6%
Equity Real Estate Investment Trusts (REITs) - 5.6%
Apartment Investment & Management Co. Class A	888,653	28,348
Cousins Properties, Inc.	1,275,985	32,512
Gaming & Leisure Properties	1,308,953	47,580
Healthcare Realty Trust, Inc.	1,674,840	46,561
Healthcare Trust of America, Inc.	1,608,065	39,076
National Retail Properties, Inc.	1,023,242	32,754
Spirit Realty Capital, Inc.	772,369	23,210
VEREIT, Inc.	5,969,227	37,009
VICI Properties, Inc.	2,066,096	47,417
		334,467
UTILITIES - 4.2%
Electric Utilities - 3.0%
Alliant Energy Corp.	1,212,065	67,003
IDACORP, Inc.	543,869	47,714
OGE Energy Corp.	2,060,371	63,398
		178,115
Gas Utilities - 0.7%
Atmos Energy Corp.	466,575	42,771
Multi-Utilities - 0.5%
NiSource, Inc.	1,287,900	29,583

TOTAL UTILITIES		250,469

TOTAL COMMON STOCKS
(Cost $5,004,470)		5,828,222

Preferred Stocks - 0.8%
Convertible Preferred Stocks - 0.8%
CONSUMER DISCRETIONARY - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
Allbirds, Inc.:
Series A (a)(c)(d)	21,265	246
Series B (a)(c)(d)	3,735	43
Series C (a)(c)(d)	35,700	413
Series D (c)(d)	68,801	795
Series Seed (a)(c)(d)	101,339	1,171
Bolt Threads, Inc. Series D (a)(c)(d)	976,285	12,799
		15,467
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Sweetgreen, Inc.:
Series C (a)(c)(d)	3,889	58
Series D (a)(c)(d)	62,561	929
Series I (a)(c)(d)	147,450	2,190
		3,177
HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.4%
Butterfly Network, Inc. Series D (a)(c)(d)	1,647,945	22,396
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series H (a)(c)(d)	18,837	5,086

TOTAL CONVERTIBLE PREFERRED STOCKS		46,126

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Porsche Automobil Holding SE (Germany)	19,675	1,054
TOTAL PREFERRED STOCKS
(Cost $42,402)		47,180
	Principal Amount (000s)	Value (000s)

Corporate Bonds - 0.1%
Convertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Bolt Threads, Inc. 3% 2/7/23 (c)(d)	7,161	7,161
Nonconvertible Bonds - 0.0%
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Pacific Drilling SA 12% 4/1/24 pay-in-kind (f)(h)(i)	463	5
TOTAL CORPORATE BONDS
(Cost $7,629)		7,166

Preferred Securities - 0.2%
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Butterfly Network, Inc. 5% 5/21/22(c)(d)
(Cost $10,308)	10,308	10,537
	Shares	Value (000s)

Other - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (b)(c)(d)
(Cost $20,398)	20,397,834	10,278

Money Market Funds - 2.4%
Fidelity Cash Central Fund 0.10% (j)	98,277,176	98,297
Fidelity Securities Lending Cash Central Fund 0.11% (j)(k)	45,285,298	45,290
TOTAL MONEY MARKET FUNDS
(Cost $143,579)		143,587
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $5,228,786)		6,046,970
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(47,759)
NET ASSETS - 100%		$5,999,211

Legend

 (a) Non-income producing

 (b) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $165,573,000 or 2.8% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security is on loan at period end.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,503,000 or 0.2% of net assets.

 (g) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (h) Non-income producing - Security is in default.

 (i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (k) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Allbirds, Inc.	10/9/18	$591
Allbirds, Inc. Series A	10/9/18	$233
Allbirds, Inc. Series B	10/9/18	$41
Allbirds, Inc. Series C	10/9/18	$392
Allbirds, Inc. Series D	12/23/19	$887
Allbirds, Inc. Series Seed	10/9/18 - 1/23/20	$1,012
Bolt Threads, Inc. Series D	12/13/17	$15,659
Bolt Threads, Inc. 3% 2/7/23	2/7/20	$7,161
Butterfly Network, Inc. Series D	5/4/18	$16,924
Butterfly Network, Inc. 5% 5/21/22	5/19/20	$10,308
Coupang unit	6/12/20	$14,491
New Academy Holding Co. LLC unit	8/1/11	$30,988
Space Exploration Technologies Corp. Class A	4/8/16 - 9/11/17	$14,283
Space Exploration Technologies Corp. Class C	9/11/17	$275
Space Exploration Technologies Corp. Series H	8/4/17	$2,543
Sweetgreen, Inc. Series C	9/13/19	$67
Sweetgreen, Inc. Series D	9/13/19	$1,070
Sweetgreen, Inc. Series I	9/13/19	$2,521
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$20,398
WME Entertainment Parent, LLC Class A	8/16/16	$16,835

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$69
Fidelity Securities Lending Cash Central Fund	746
Total	$815

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$136,012	$122,600	$--	$13,412
Consumer Discretionary	904,747	849,470	24,696	30,581
Consumer Staples	210,982	207,805	--	3,177
Energy	312,195	312,195	--	--
Financials	1,155,864	1,155,864	--	--
Health Care	479,967	388,175	69,396	22,396
Industrials	1,173,405	1,113,437	--	59,968
Information Technology	591,365	569,171	22,194	--
Materials	325,929	254,306	71,623	--
Real Estate	334,467	334,467	--	--
Utilities	250,469	250,469	--	--
Corporate Bonds	7,166	--	5	7,161
Preferred Securities	10,537	--	--	10,537
Other	10,278	--	--	10,278
Money Market Funds	143,587	143,587	--	--
Total Investments in Securities:	$6,046,970	$5,701,546	$187,914	$157,510

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$138,777
Net Realized Gain (Loss) on Investment Securities	1
Net Unrealized Gain (Loss) on Investment Securities	10,161
Cost of Purchases	24,863
Proceeds of Sales	(7,128)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	(9,164)
Ending Balance	$157,510
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2020	$11,021

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	83.4%
Bermuda	4.3%
Canada	2.0%
Bailiwick of Jersey	1.8%
United Kingdom	1.4%
Italy	1.4%
Netherlands	1.1%
Ireland	1.0%
Korea (South)	1.0%
Others (Individually Less Than 1%)	2.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		October 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $42,650) — See accompanying schedule: Unaffiliated issuers (cost $5,085,207)	$5,903,383
Fidelity Central Funds (cost $143,579)	143,587
Total Investment in Securities (cost $5,228,786)		$6,046,970
Restricted cash		112
Receivable for investments sold		14,601
Receivable for fund shares sold		2,024
Dividends receivable		2,756
Interest receivable		76
Distributions receivable from Fidelity Central Funds		105
Prepaid expenses		11
Other receivables		608
Total assets		6,067,263
Liabilities
Payable to custodian bank	$1,114
Payable for investments purchased	12,657
Payable for fund shares redeemed	4,536
Accrued management fee	3,179
Other affiliated payables	716
Other payables and accrued expenses	581
Collateral on securities loaned	45,269
Total liabilities		68,052
Net Assets		$5,999,211
Net Assets consist of:
Paid in capital		$4,925,295
Total accumulated earnings (loss)		1,073,916
Net Assets		$5,999,211
Net Asset Value and Maximum Offering Price
Mid-Cap Stock:
Net Asset Value, offering price and redemption price per share ($4,392,663 ÷ 135,397 shares)		$32.44
Class K:
Net Asset Value, offering price and redemption price per share ($1,606,548 ÷ 49,480 shares)		$32.47

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended October 31, 2020 (Unaudited)
Investment Income
Dividends		$53,971
Interest		14
Income from Fidelity Central Funds (including $746 from security lending)		815
Total income		54,800
Expenses
Management fee
Basic fee	$15,979
Performance adjustment	3,024
Transfer agent fees	3,681
Accounting fees	562
Custodian fees and expenses	51
Independent trustees' fees and expenses	16
Registration fees	37
Audit	39
Legal	5
Miscellaneous	26
Total expenses before reductions	23,420
Expense reductions	(229)
Total expenses after reductions		23,191
Net investment income (loss)		31,609
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	232,481
Fidelity Central Funds	9
Foreign currency transactions	22
Total net realized gain (loss)		232,512
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	572,459
Fidelity Central Funds	(28)
Assets and liabilities in foreign currencies	23
Total change in net unrealized appreciation (depreciation)		572,454
Net gain (loss)		804,966
Net increase (decrease) in net assets resulting from operations		$836,575

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2020 (Unaudited)	Year ended April 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$31,609	$64,783
Net realized gain (loss)	232,512	556,512
Change in net unrealized appreciation (depreciation)	572,454	(1,433,209)
Net increase (decrease) in net assets resulting from operations	836,575	(811,914)
Distributions to shareholders	(175,350)	(479,896)
Share transactions - net increase (decrease)	(283,288)	(807,976)
Total increase (decrease) in net assets	377,937	(2,099,786)
Net Assets
Beginning of period	5,621,274	7,721,060
End of period	$5,999,211	$5,621,274

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Mid-Cap Stock Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$28.96	$35.31	$38.38	$36.62	$34.07	$40.11
Income from Investment Operations
Net investment income (loss)A	.16	.31	.34	.22	.22	.21
Net realized and unrealized gain (loss)	4.24	(4.29)	2.26	4.30	5.19	(1.54)
Total from investment operations	4.40	(3.98)	2.60	4.52	5.41	(1.33)
Distributions from net investment income	(.04)	(.35)	(.29)	(.22)	(.27)	(.22)
Distributions from net realized gain	(.87)	(2.02)	(5.38)	(2.55)	(2.59)	(4.49)
Total distributions	(.92)B	(2.37)	(5.67)	(2.76)B	(2.86)	(4.71)
Redemption fees added to paid in capitalA	–	–	–	–	–C	–C
Net asset value, end of period	$32.44	$28.96	$35.31	$38.38	$36.62	$34.07
Total ReturnD,E	15.17%	(12.42)%	7.90%	12.66%	16.80%	(3.44)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.81%H	.86%	.68%	.61%	.58%	.72%
Expenses net of fee waivers, if any	.81%H	.86%	.67%	.61%	.58%	.72%
Expenses net of all reductions	.80%H	.86%	.67%	.61%	.58%	.72%
Net investment income (loss)	1.02%H	.90%	.93%	.58%	.64%	.59%
Supplemental Data
Net assets, end of period (in millions)	$4,393	$4,125	$5,373	$5,629	$5,622	$5,136
Portfolio turnover rateI	18%H,J	36%J	29%	22%	27%J	23%J

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Mid-Cap Stock Fund Class K

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$28.98	$35.32	$38.40	$36.64	$34.08	$40.12
Income from Investment Operations
Net investment income (loss)A	.18	.34	.37	.26	.26	.25
Net realized and unrealized gain (loss)	4.24	(4.27)	2.26	4.30	5.20	(1.54)
Total from investment operations	4.42	(3.93)	2.63	4.56	5.46	(1.29)
Distributions from net investment income	(.06)	(.39)	(.33)	(.26)	(.31)	(.26)
Distributions from net realized gain	(.87)	(2.02)	(5.38)	(2.55)	(2.59)	(4.49)
Total distributions	(.93)	(2.41)	(5.71)	(2.80)B	(2.90)	(4.75)
Redemption fees added to paid in capitalA	–	–	–	–	–C	–C
Net asset value, end of period	$32.47	$28.98	$35.32	$38.40	$36.64	$34.08
Total ReturnD,E	15.24%	(12.30)%	7.99%	12.78%	16.96%	(3.33)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.70%H	.76%	.57%	.51%	.46%	.60%
Expenses net of fee waivers, if any	.70%H	.76%	.57%	.51%	.46%	.60%
Expenses net of all reductions	.69%H	.76%	.57%	.50%	.46%	.60%
Net investment income (loss)	1.13%H	1.00%	1.03%	.69%	.76%	.71%
Supplemental Data
Net assets, end of period (in millions)	$1,607	$1,496	$2,348	$2,354	$2,213	$1,988
Portfolio turnover rateI	18%H,J	36%J	29%	22%	27%J	23%J

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2020
(Amounts in thousands except percentages)

1. Organization.

Fidelity Mid-Cap Stock Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Mid-Cap Stock and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$129,534	Market comparable	Enterprise value/Sales multiple (EV/S)	10.9 - 16.2 / 14.3	Increase
			Premium Rate	25.0% - 94.7% / 50.3%	Increase
		Market approach	Transaction price	$1.49 - $270.00 / $153.33	Increase
			Discount rate	15.2%	Decrease
Corporate Bonds	$7,161	Market approach	Transaction price	$100.00	Increase
Other	$10,278	Discounted cash flow	Discount rate	16.1%	Decrease
Preferred Securities	$10,537	Market approach	Transaction price	$100.00	Increase

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2020, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $521 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, redemptions in-kind and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,603,431
Gross unrealized depreciation	(786,467)
Net unrealized appreciation (depreciation)	$816,964
Tax cost	$5,230,006

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	$ Amount	% of Net Assets
Fidelity Mid-Cap Stock Fund	23,802.40

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Statement of Assets and Liabilities, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Mid-Cap Stock Fund	518,330	898,768

Unaffiliated Redemptions In-Kind. During the period, 51 shares of the Fund were redeemed in-kind for investments, including accrued interest and cash with a value of $1,674. The net realized gain of $464 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Unaffiliated Redemptions In-Kind. During the prior period, 2,071 shares of the Fund were redeemed in-kind for investments and cash with a value of $72,886. The Fund had a net realized gain of $22,744 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Mid-Cap Stock as compared to its benchmark index, the S&P MidCap 400 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .63% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Mid-Cap Stock, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Mid-Cap Stock	$3,328.15
Class K	353.04
	$3,681

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Mid-Cap Stock Fund	.02

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Mid-Cap Stock Fund	$23

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Affiliated Redemptions In-Kind. During the prior period, 3,271 shares of the Fund were redeemed in-kind for investments, including accrued interest, and cash with a value of $112,604. The Fund had a net realized gain of $31,103 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Mid-Cap Stock Fund	$7

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Mid-Cap Stock Fund	$19	$–	$–

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $213 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $15.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2020	Year ended April 30, 2020
Distributions to shareholders
Mid-Cap Stock	$128,558	$347,837
Class K	46,792	132,059
Total	$175,350	$479,896

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2020	Year ended April 30, 2020	Six months ended October 31, 2020	Year ended April 30, 2020
Mid-Cap Stock
Shares sold	3,843	11,711	$120,440	$390,934
Reinvestment of distributions	3,740	9,253	121,517	327,745
Shares redeemed	(14,609)	(30,725)	(459,536)	(1,012,964)
Net increase (decrease)	(7,026)	(9,761)	$(217,579)	$(294,285)
Class K
Shares sold	4,612	8,568	$146,247	$288,454
Reinvestment of distributions	1,439	3,733	46,792	132,059
Shares redeemed	(8,196)(a)	(27,149)(b)	(258,748)(a)	(934,205)(b)
Net increase (decrease)	(2,145)	(14,848)	$(65,709)	$(513,692)

 (a) Amount includes in-kind redemptions (see the Unaffiliated Redemptions In-Kind note for additional details).

 (b) Amount includes in-kind redemptions (see the Prior Fiscal Year Affiliated Redemptions In-Kind note and the Prior Fiscal Year Unaffiliated Redemptions In-Kind note for additional details).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2020 to October 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2020	Ending Account Value October 31, 2020	Expenses Paid During Period-B May 1, 2020 to October 31, 2020
Fidelity Mid-Cap Stock Fund
Mid-Cap Stock	.81%
Actual		$1,000.00	$1,151.70	$4.39
Hypothetical-C		$1,000.00	$1,021.12	$4.13
Class K	.70%
Actual		$1,000.00	$1,152.40	$3.80
Hypothetical-C		$1,000.00	$1,021.68	$3.57

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Proxy Voting Results

A special meeting of shareholders was held on June 9, 2020. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	153,310,852,719.993	94.554
Withheld	8,830,820,397.844	5.446
TOTAL	162,141,673,117.837	100.000
Donald F. Donahue
Affirmative	153,409,297,334.631	94.614
Withheld	8,732,375,783.206	5.386
TOTAL	162,141,673,117.837	100.000
Bettina Doulton
Affirmative	154,057,198,754.144	95.014
Withheld	8,084,474,363.693	4.986
TOTAL	162,141,673,117.837	100.000
Vicki L. Fuller
Affirmative	154,419,985,979.903	95.238
Withheld	7,721,687,137.934	4.762
TOTAL	162,141,673,117.837	100.00
Patricia L. Kampling
Affirmative	153,773,968,211.778	94.839
Withheld	8,367,704,906.059	5.161
TOTAL	162,141,673,117.837	100.000
Alan J. Lacy
Affirmative	152,412,406,811.772	94.000
Withheld	9,729,266,306.065	6.000
TOTAL	162,141,673,117.837	100.000
Ned C. Lautenbach
Affirmative	151,421,801,314.429	93.389
Withheld	10,719,871,803.408	6.611
TOTAL	162,141,673,117.837	100.000
Robert A. Lawrence
Affirmative	152,467,970,401.411	94.034
Withheld	9,673,702,716.426	5.966
TOTAL	162,141,673,117.837	100.000
Joseph Mauriello
Affirmative	152,391,361,586.517	93.987
Withheld	9,750,311,531.320	6.013
TOTAL	162,141,673,117.837	100.000
Cornelia M. Small
Affirmative	153,101,624,672.870	94.425
Withheld	9,040,048,444.967	5.575
TOTAL	162,141,673,117.837	100.000
Garnett A. Smith
Affirmative	152,502,318,423.900	94.055
Withheld	9,639,354,693.937	5.945
TOTAL	162,141,673,117.837	100.000
David M. Thomas
Affirmative	152,608,626,434.284	94.121
Withheld	9,533,046,683.553	5.879
TOTAL	162,141,673,117.837	100.000
Susan Tomasky
Affirmative	153,605,526,235.885	94.735
Withheld	8,536,146,881.952	5.265
TOTAL	162,141,673,117.837	100.000
Michael E. Wiley
Affirmative	152,567,303,629.801	94.095
Withheld	9,574,369,488.036	5.905
TOTAL	162,141,673,117.837	100.000

PROPOSAL 2

To convert a fundamental investment policy to a non-fundamental investment policy.

	# of Votes	% of Votes
Affirmative	372,523,266.327	68.230
Against	75,977,805.915	13.916
Abstain	97,481,434.610	17.854
Broker Non-Vote	0.000	0.000
TOTAL	545,982,506.852	100.000
Proposal 1 reflects trust wide proposal and voting results.

MCS-SANN-1220
1.538556.123

Fidelity® Large Cap Stock Fund

Semi-Annual Report

October 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2020

% of fund's net assets
Microsoft Corp.	7.1
General Electric Co.	5.5
Comcast Corp. Class A	3.8
Apple, Inc.	3.6
Altria Group, Inc.	3.1
Bank of America Corp.	3.1
Exxon Mobil Corp.	2.9
Qualcomm, Inc.	2.8
Wells Fargo & Co.	2.7
Bristol-Myers Squibb Co.	2.6
37.2

Top Five Market Sectors as of October 31, 2020

% of fund's net assets
Information Technology	20.1
Health Care	17.6
Financials	15.9
Industrials	14.7
Communication Services	8.8

Asset Allocation (% of fund's net assets)

As of October 31, 2020*
Stocks	98.5%
Other Investments	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	1.4%

 * Foreign investments - 10.6%

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value (000s)
COMMUNICATION SERVICES - 8.8%
Diversified Telecommunication Services - 0.7%
Verizon Communications, Inc.	283,606	$16,163
Entertainment - 2.9%
Activision Blizzard, Inc.	117,832	8,923
Electronic Arts, Inc. (a)	61,317	7,348
Nintendo Co. Ltd. ADR	30,000	2,032
The Walt Disney Co.	189,704	23,002
Vivendi SA	715,620	20,661
Warner Music Group Corp. Class A	67,900	1,801
		63,767
Interactive Media & Services - 1.0%
Alphabet, Inc.:
Class A (a)	4,614	7,457
Class C (a)	4,616	7,483
Match Group, Inc. (a)	70,460	8,228
		23,168
Media - 4.2%
Comcast Corp. Class A	1,980,247	83,646
Discovery Communications, Inc. Class A (a)	63,403	1,283
Interpublic Group of Companies, Inc.	412,416	7,461
		92,390

TOTAL COMMUNICATION SERVICES		195,488

CONSUMER DISCRETIONARY - 5.8%
Auto Components - 0.6%
BorgWarner, Inc.	410,217	14,349
Automobiles - 0.8%
General Motors Co.	512,200	17,686
Distributors - 0.1%
LKQ Corp. (a)	85,963	2,750
Hotels, Restaurants & Leisure - 0.3%
Marriott International, Inc. Class A	11,400	1,059
Starbucks Corp.	57,700	5,018
		6,077
Household Durables - 1.5%
Mohawk Industries, Inc. (a)	115,841	11,954
Sony Corp. sponsored ADR	41,700	3,489
Whirlpool Corp.	94,675	17,511
		32,954
Internet & Direct Marketing Retail - 1.0%
Expedia, Inc.	55,900	5,263
Ocado Group PLC (a)	34,000	1,003
The Booking Holdings, Inc. (a)	9,888	16,043
		22,309
Specialty Retail - 1.4%
Lowe's Companies, Inc.	196,653	31,091
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc. Class B	11,700	1,405
Tapestry, Inc.	59,989	1,334
		2,739

TOTAL CONSUMER DISCRETIONARY		129,955

CONSUMER STAPLES - 6.5%
Beverages - 1.5%
Anheuser-Busch InBev SA NV ADR	40,300	2,092
Diageo PLC sponsored ADR	52,400	6,821
Keurig Dr. Pepper, Inc.	48,500	1,305
The Coca-Cola Co.	478,472	22,995
		33,213
Food & Staples Retailing - 0.9%
Performance Food Group Co. (a)	120,146	4,038
Sysco Corp.	230,300	12,738
Walmart, Inc.	24,298	3,371
		20,147
Household Products - 0.2%
Colgate-Palmolive Co.	3,100	245
Energizer Holdings, Inc.	5,700	224
Spectrum Brands Holdings, Inc.	80,298	4,567
		5,036
Personal Products - 0.1%
Unilever NV	51,600	2,918
Tobacco - 3.8%
Altria Group, Inc.	1,904,215	68,704
British American Tobacco PLC sponsored ADR	459,488	14,648
		83,352

TOTAL CONSUMER STAPLES		144,666

ENERGY - 6.0%
Energy Equipment & Services - 0.1%
Subsea 7 SA (a)	354,200	2,333
Oil, Gas & Consumable Fuels - 5.9%
Cabot Oil & Gas Corp.	108,300	1,927
Cenovus Energy, Inc. (Canada)	3,186,941	10,429
Equinor ASA sponsored ADR	1,418,784	18,203
Exxon Mobil Corp.	1,984,900	64,747
Hess Corp.	652,847	24,299
Kosmos Energy Ltd.	2,443,859	2,430
Phillips 66 Co.	33,000	1,540
Royal Dutch Shell PLC Class B sponsored ADR	132,300	3,195
Total SA sponsored ADR	107,905	3,273
		130,043

TOTAL ENERGY		132,376

FINANCIALS - 15.9%
Banks - 10.2%
Bank of America Corp.	2,883,770	68,345
JPMorgan Chase & Co.	326,390	31,999
M&T Bank Corp.	38,003	3,936
PNC Financial Services Group, Inc.	206,912	23,149
Truist Financial Corp.	557,354	23,476
U.S. Bancorp	418,343	16,294
Wells Fargo & Co.	2,810,598	60,287
		227,486
Capital Markets - 3.5%
KKR & Co. LP	328,558	11,220
Morgan Stanley	232,045	11,173
Northern Trust Corp.	344,212	26,941
Raymond James Financial, Inc.	59,530	4,550
State Street Corp.	417,489	24,590
		78,474
Consumer Finance - 0.6%
Discover Financial Services	205,700	13,373
Encore Capital Group, Inc. (a)	1,200	38
		13,411
Diversified Financial Services - 0.1%
KKR Renaissance Co-Invest LP unit (a)(b)	6,279	2,656
Insurance - 0.4%
Chubb Ltd.	43,511	5,653
The Travelers Companies, Inc.	17,088	2,063
		7,716
Thrifts & Mortgage Finance - 1.1%
MGIC Investment Corp.	596,211	5,998
Radian Group, Inc.	1,044,589	18,750
		24,748

TOTAL FINANCIALS		354,491

HEALTH CARE - 17.6%
Biotechnology - 1.9%
AbbVie, Inc.	51,229	4,360
ADC Therapeutics SA (a)	38,500	1,105
Alexion Pharmaceuticals, Inc. (a)	148,204	17,064
Alnylam Pharmaceuticals, Inc. (a)	33,955	4,175
Crinetics Pharmaceuticals, Inc. (a)	54,100	654
Gritstone Oncology, Inc. (a)	146,087	399
Heron Therapeutics, Inc. (a)	28,816	470
Insmed, Inc. (a)	231,839	7,637
Intercept Pharmaceuticals, Inc. (a)(c)	158,442	4,403
United Therapeutics Corp. (a)	8,300	1,114
Vaxcyte, Inc.	35,000	1,308
		42,689
Health Care Equipment & Supplies - 1.1%
Becton, Dickinson & Co.	35,984	8,317
Boston Scientific Corp. (a)	495,528	16,982
Intuitive Surgical, Inc. (a)	300	200
		25,499
Health Care Providers & Services - 7.1%
AmerisourceBergen Corp.	91,357	8,777
Cardinal Health, Inc.	291,896	13,366
Centene Corp. (a)	48,800	2,884
Cigna Corp.	182,933	30,544
Covetrus, Inc. (a)	110,519	2,729
CVS Health Corp.	602,393	33,788
McKesson Corp.	189,905	28,009
UnitedHealth Group, Inc.	121,023	36,929
		157,026
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	269,429	238
Pharmaceuticals - 7.5%
Bayer AG	519,062	24,391
Bristol-Myers Squibb Co.	976,625	57,084
GlaxoSmithKline PLC sponsored ADR	933,498	31,198
Intra-Cellular Therapies, Inc. (a)	20,000	493
Johnson & Johnson	299,238	41,029
Pliant Therapeutics, Inc.	44,300	958
Sanofi SA sponsored ADR	218,100	9,880
TherapeuticsMD, Inc. (a)(c)	1,522,947	1,858
		166,891

TOTAL HEALTH CARE		392,343

INDUSTRIALS - 14.7%
Aerospace & Defense - 1.0%
Airbus Group NV	34,700	2,539
General Dynamics Corp.	39,016	5,124
Huntington Ingalls Industries, Inc.	27,801	4,100
Raytheon Technologies Corp.	48,781	2,650
Safran SA (a)	18,500	1,951
The Boeing Co.	42,288	6,106
		22,470
Air Freight & Logistics - 3.7%
FedEx Corp.	95,373	24,746
United Parcel Service, Inc. Class B	353,161	55,485
XPO Logistics, Inc. (a)	27,704	2,493
		82,724
Airlines - 0.1%
Ryanair Holdings PLC sponsored ADR (a)	25,600	2,063
Building Products - 0.2%
Johnson Controls International PLC	77,300	3,263
Commercial Services & Supplies - 0.1%
IAA Spinco, Inc. (a)	34,700	1,964
Electrical Equipment - 1.2%
Acuity Brands, Inc.	50,428	4,495
Hubbell, Inc. Class B	36,655	5,334
Vertiv Holdings Co.	107,100	1,890
Vertiv Holdings LLC (b)	850,000	15,003
		26,722
Industrial Conglomerates - 5.9%
3M Co.	47,567	7,609
General Electric Co.	16,526,388	122,626
		130,235
Machinery - 1.3%
Caterpillar, Inc.	12,100	1,900
Cummins, Inc.	18,900	4,156
Flowserve Corp.	141,470	4,120
Fortive Corp.	82,800	5,100
Otis Worldwide Corp.	58,340	3,575
Stanley Black & Decker, Inc.	27,600	4,587
Westinghouse Air Brake Co.	98,192	5,823
		29,261
Professional Services - 0.0%
Acacia Research Corp. (a)	24,000	76
Equifax, Inc.	4,800	656
		732
Road & Rail - 1.2%
J.B. Hunt Transport Services, Inc.	34,852	4,243
Knight-Swift Transportation Holdings, Inc. Class A	389,032	14,779
Lyft, Inc. (a)	88,316	2,016
Ryder System, Inc.	118,300	5,827
		26,865
Trading Companies & Distributors - 0.0%
Beijer Ref AB (B Shares)	15,800	436

TOTAL INDUSTRIALS		326,735

INFORMATION TECHNOLOGY - 20.1%
Electronic Equipment & Components - 0.1%
CDW Corp.	10,400	1,275
Vontier Corp. (a)	33,120	952
		2,227
IT Services - 3.6%
Amadeus IT Holding SA Class A	25,700	1,227
Fidelity National Information Services, Inc.	108,400	13,506
Gartner, Inc. (a)	1,800	216
Genpact Ltd.	116,100	3,990
IBM Corp.	33,200	3,707
MasterCard, Inc. Class A	23,792	6,867
Snowflake Computing, Inc.	4,900	1,225
Twilio, Inc. Class A (a)	5,800	1,618
Unisys Corp. (a)	385,922	5,071
Visa, Inc. Class A	233,084	42,354
		79,781
Semiconductors & Semiconductor Equipment - 3.5%
Analog Devices, Inc.	32,990	3,910
Applied Materials, Inc.	76,552	4,534
Intel Corp.	37,700	1,669
Lam Research Corp.	8,400	2,873
Marvell Technology Group Ltd.	78,977	2,962
NVIDIA Corp.	591	296
Qualcomm, Inc.	503,054	62,057
		78,301
Software - 9.1%
Autodesk, Inc. (a)	28,909	6,809
Dynatrace, Inc. (a)	81,314	2,871
Elastic NV (a)	52,900	5,365
Microsoft Corp.	776,847	157,291
Parametric Technology Corp. (a)	39,000	3,271
SAP SE sponsored ADR	214,419	22,906
Workday, Inc. Class A (a)	16,100	3,383
		201,896
Technology Hardware, Storage & Peripherals - 3.8%
Apple, Inc.	740,972	80,662
Samsung Electronics Co. Ltd.	66,830	3,352
		84,014

TOTAL INFORMATION TECHNOLOGY		446,219

MATERIALS - 2.3%
Chemicals - 1.4%
DuPont de Nemours, Inc.	324,700	18,469
Intrepid Potash, Inc. (a)	83,340	832
Livent Corp. (a)	11,000	118
Nutrien Ltd.	154,456	6,279
PPG Industries, Inc.	34,100	4,423
		30,121
Metals & Mining - 0.9%
BHP Billiton Ltd. sponsored ADR (c)	217,650	10,471
Freeport-McMoRan, Inc.	556,487	9,649
		20,120

TOTAL MATERIALS		50,241

REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
American Tower Corp.	25,046	5,752
Equinix, Inc.	5,524	4,039
		9,791
UTILITIES - 0.4%
Electric Utilities - 0.3%
Entergy Corp.	26,500	2,682
Southern Co.	67,900	3,901
		6,583
Multi-Utilities - 0.1%
CenterPoint Energy, Inc.	92,200	1,948
Sempra Energy	7,264	911
		2,859

TOTAL UTILITIES		9,442

TOTAL COMMON STOCKS
(Cost $2,080,110)		2,191,747

Other - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (b)(d)(e)
(Cost $6,968)	6,967,758	3,511

Money Market Funds - 1.7%
Fidelity Cash Central Fund 0.10% (f)	25,445,892	25,451
Fidelity Securities Lending Cash Central Fund 0.11% (f)(g)	11,720,678	11,722
TOTAL MONEY MARKET FUNDS
(Cost $37,173)		37,173
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $2,124,251)		2,232,431
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(7,078)
NET ASSETS - 100%		$2,225,353

Legend

 (a) Non-income producing

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,170,000 or 1.0% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
KKR Renaissance Co-Invest LP unit	7/25/13	$662
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$6,968
Vertiv Holdings LLC	2/6/20	$8,500

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$21
Fidelity Securities Lending Cash Central Fund	320
Total	$341

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$195,488	$195,488	$--	$--
Consumer Discretionary	129,955	129,955	--	--
Consumer Staples	144,666	144,666	--	--
Energy	132,376	132,376	--	--
Financials	354,491	351,835	2,656	--
Health Care	392,343	367,952	24,391	--
Industrials	326,735	322,245	4,490	--
Information Technology	446,219	442,867	3,352	--
Materials	50,241	50,241	--	--
Real Estate	9,791	9,791	--	--
Utilities	9,442	9,442	--	--
Other	3,511	--	--	3,511
Money Market Funds	37,173	37,173	--	--
Total Investments in Securities:	$2,232,431	$2,194,031	$34,889	$3,511

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.4%
United Kingdom	2.6%
Germany	2.1%
France	1.7%
Others (Individually Less Than 1%)	4.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		October 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $11,061) — See accompanying schedule: Unaffiliated issuers (cost $2,087,078)	$2,195,258
Fidelity Central Funds (cost $37,173)	37,173
Total Investment in Securities (cost $2,124,251)		$2,232,431
Restricted cash		5
Receivable for investments sold		2,626
Receivable for fund shares sold		6,026
Dividends receivable		2,739
Distributions receivable from Fidelity Central Funds		38
Prepaid expenses		4
Other receivables		39
Total assets		2,243,908
Liabilities
Payable for investments purchased	$2,455
Payable for fund shares redeemed	3,445
Accrued management fee	525
Other affiliated payables	365
Other payables and accrued expenses	41
Collateral on securities loaned	11,724
Total liabilities		18,555
Net Assets		$2,225,353
Net Assets consist of:
Paid in capital		$2,092,888
Total accumulated earnings (loss)		132,465
Net Assets		$2,225,353
Net Asset Value, offering price and redemption price per share ($2,225,353 ÷ 75,894 shares)		$29.32

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended October 31, 2020 (Unaudited)
Investment Income
Dividends		$27,377
Income from Fidelity Central Funds (including $320 from security lending)		341
Total income		27,718
Expenses
Management fee
Basic fee	$6,079
Performance adjustment	(3,229)
Transfer agent fees	1,835
Accounting fees	344
Custodian fees and expenses	18
Independent trustees' fees and expenses	6
Registration fees	62
Audit	30
Legal	3
Miscellaneous	12
Total expenses before reductions	5,160
Expense reductions	(78)
Total expenses after reductions		5,082
Net investment income (loss)		22,636
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	26,627
Fidelity Central Funds	(3)
Foreign currency transactions	(6)
Total net realized gain (loss)		26,618
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	116,296
Fidelity Central Funds	(7)
Assets and liabilities in foreign currencies	15
Total change in net unrealized appreciation (depreciation)		116,304
Net gain (loss)		142,922
Net increase (decrease) in net assets resulting from operations		$165,558

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2020 (Unaudited)	Year ended April 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$22,636	$50,931
Net realized gain (loss)	26,618	158,143
Change in net unrealized appreciation (depreciation)	116,304	(409,056)
Net increase (decrease) in net assets resulting from operations	165,558	(199,982)
Distributions to shareholders	(46,299)	(145,049)
Share transactions
Proceeds from sales of shares	286,352	768,694
Reinvestment of distributions	38,876	132,690
Cost of shares redeemed	(392,097)	(1,179,794)
Net increase (decrease) in net assets resulting from share transactions	(66,869)	(278,410)
Total increase (decrease) in net assets	52,390	(623,441)
Net Assets
Beginning of period	2,172,963	2,796,404
End of period	$2,225,353	$2,172,963
Other Information
Shares
Sold	9,688	26,504
Issued in reinvestment of distributions	1,268	4,174
Redeemed	(13,230)	(39,608)
Net increase (decrease)	(2,274)	(8,930)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Large Cap Stock Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$27.80	$32.11	$33.02	$30.85	$26.62	$29.28
Income from Investment Operations
Net investment income (loss)A	.29	.63	.63	.47	.38	.37
Net realized and unrealized gain (loss)	1.83	(3.12)	2.17	2.87	4.91	(1.74)
Total from investment operations	2.12	(2.49)	2.80	3.34	5.29	(1.37)
Distributions from net investment income	(.21)	(.62)	(.53)B	(.38)	(.41)	(.32)
Distributions from net realized gain	(.39)	(1.20)	(3.18)B	(.79)	(.65)	(.97)
Total distributions	(.60)	(1.82)	(3.71)	(1.17)	(1.06)	(1.29)
Net asset value, end of period	$29.32	$27.80	$32.11	$33.02	$30.85	$26.62
Total ReturnC,D	7.54%	(8.41)%	9.57%	10.96%	20.37%	(4.82)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.45%G	.47%	.63%	.67%	.62%	.78%
Expenses net of fee waivers, if any	.45%G	.47%	.63%	.67%	.62%	.77%
Expenses net of all reductions	.44%G	.47%	.62%	.66%	.62%	.77%
Net investment income (loss)	1.97%G	2.05%	1.96%	1.44%	1.33%	1.38%
Supplemental Data
Net assets, end of period (in millions)	$2,225	$2,173	$2,796	$3,864	$4,656	$2,580
Portfolio turnover rateH	20%G	32%I	35%I	40%I	32%I	31%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2020
(Amounts in thousands except percentages)

1. Organization.

Fidelity Large Cap Stock Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, redemptions in kind, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$545,286
Gross unrealized depreciation	(464,883)
Net unrealized appreciation (depreciation)	$80,403
Tax cost	$2,152,028

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	$ Amount	% of Net Assets
Fidelity Large Cap Stock Fund	3,516.16

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Statement of Assets and Liabilities, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities in-kind transactions are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Large Cap Stock Fund	223,411	271,492

Prior Fiscal Year Unaffiliated Redemptions In-Kind. During the prior period, 40 shares of the Fund were redeemed in-kind for investments and cash with a value of $1,207. The Fund had a net realized gain of $351 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .25% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .16% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Large Cap Stock Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Large Cap Stock Fund	$6

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Affiliated Redemptions In-Kind. During the prior period, 8,794 shares of the Fund were redeemed in-kind for investments and cash with a value of $271,433. The Fund had a net realized gain of $70,493 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Large Cap Stock Fund	$3

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Large Cap Stock Fund	$32	$31	$640

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $72 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $5.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2020 to October 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2020	Ending Account Value October 31, 2020	Expenses Paid During Period-B May 1, 2020 to October 31, 2020
Fidelity Large Cap Stock Fund	.45%
Actual		$1,000.00	$1,075.40	$2.35
Hypothetical-C		$1,000.00	$1,022.94	$2.29

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Proxy Voting Results

A special meeting of shareholders was held on June 9, 2020. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	153,310,852,719.993	94.554
Withheld	8,830,820,397.844	5.446
TOTAL	162,141,673,117.837	100.000
Donald F. Donahue
Affirmative	153,409,297,334.631	94.614
Withheld	8,732,375,783.206	5.386
TOTAL	162,141,673,117.837	100.000
Bettina Doulton
Affirmative	154,057,198,754.144	95.014
Withheld	8,084,474,363.693	4.986
TOTAL	162,141,673,117.837	100.000
Vicki L. Fuller
Affirmative	154,419,985,979.903	95.238
Withheld	7,721,687,137.934	4.762
TOTAL	162,141,673,117.837	100.00
Patricia L. Kampling
Affirmative	153,773,968,211.778	94.839
Withheld	8,367,704,906.059	5.161
TOTAL	162,141,673,117.837	100.000
Alan J. Lacy
Affirmative	152,412,406,811.772	94.000
Withheld	9,729,266,306.065	6.000
TOTAL	162,141,673,117.837	100.000
Ned C. Lautenbach
Affirmative	151,421,801,314.429	93.389
Withheld	10,719,871,803.408	6.611
TOTAL	162,141,673,117.837	100.000
Robert A. Lawrence
Affirmative	152,467,970,401.411	94.034
Withheld	9,673,702,716.426	5.966
TOTAL	162,141,673,117.837	100.000
Joseph Mauriello
Affirmative	152,391,361,586.517	93.987
Withheld	9,750,311,531.320	6.013
TOTAL	162,141,673,117.837	100.000
Cornelia M. Small
Affirmative	153,101,624,672.870	94.425
Withheld	9,040,048,444.967	5.575
TOTAL	162,141,673,117.837	100.000
Garnett A. Smith
Affirmative	152,502,318,423.900	94.055
Withheld	9,639,354,693.937	5.945
TOTAL	162,141,673,117.837	100.000
David M. Thomas
Affirmative	152,608,626,434.284	94.121
Withheld	9,533,046,683.553	5.879
TOTAL	162,141,673,117.837	100.000
Susan Tomasky
Affirmative	153,605,526,235.885	94.735
Withheld	8,536,146,881.952	5.265
TOTAL	162,141,673,117.837	100.000
Michael E. Wiley
Affirmative	152,567,303,629.801	94.095
Withheld	9,574,369,488.036	5.905
TOTAL	162,141,673,117.837	100.000

PROPOSAL 2

To convert a fundamental investment policy to a non-fundamental investment policy.

	# of Votes	% of Votes
Affirmative	898,314,274.223	70.538
Against	203,330,932.275	15.966
Abstain	139,369,772.630	10.944
Broker Non-Vote	32,497,553.480	2.552
TOTAL	1,273,512,532.608	100.000
Proposal 1 reflects trust wide proposal and voting results.

LCS-SANN-1220
1.465347.123

Fidelity® Small Cap Stock Fund

Semi-Annual Report

October 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2020

% of fund's net assets
Kogan.Com Ltd.	3.1
Insperity, Inc.	3.1
Primerica, Inc.	2.3
Bygghemma Group First AB	2.2
Encore Capital Group, Inc.	2.2
Chemed Corp.	2.1
Insight Enterprises, Inc.	1.8
Charles River Laboratories International, Inc.	1.8
SYNNEX Corp.	1.7
DFB Healthcare Acquisitions Co.	1.7
22.0

Top Five Market Sectors as of October 31, 2020

% of fund's net assets
Health Care	19.2
Consumer Discretionary	18.4
Information Technology	17.1
Financials	15.2
Industrials	11.5

Asset Allocation (% of fund's net assets)

As of October 31, 2020*
Stocks	99.4%
Short-Term Investments and Net Other Assets (Liabilities)	0.6%

 * Foreign investments - 25.6%

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value (000s)
COMMUNICATION SERVICES - 4.8%
Diversified Telecommunication Services - 1.6%
Alaska Communication Systems Group, Inc.	507,441	$969
Consolidated Communications Holdings, Inc. (a)	97,272	454
GCI Liberty, Inc. (a)	205,400	16,685
LICT Corp. (a)	45	765
		18,873
Entertainment - 0.6%
Glu Mobile, Inc. (a)	835,000	5,979
Stillfront Group AB (a)	9,200	1,079
		7,058
Interactive Media & Services - 0.5%
EverQuote, Inc. Class A (a)	80,000	2,679
Zoominfo Technologies, Inc.	87,400	3,320
		5,999
Media - 2.1%
AMC Networks, Inc. Class A (a)(b)	150,000	3,188
Cogeco Communications, Inc.	229,185	15,964
Nexstar Broadcasting Group, Inc. Class A	79,900	6,584
		25,736

TOTAL COMMUNICATION SERVICES		57,666

CONSUMER DISCRETIONARY - 18.4%
Diversified Consumer Services - 1.5%
Career Education Corp. (a)	1,584,611	17,890
Hotels, Restaurants & Leisure - 0.5%
International Game Technology PLC	761,209	6,250
Household Durables - 3.8%
Legacy Housing Corp. (a)	357,930	4,871
LGI Homes, Inc. (a)	178,439	19,072
TRI Pointe Homes, Inc. (a)	146,354	2,405
Tupperware Brands Corp.	620,000	19,666
		46,014
Internet & Direct Marketing Retail - 7.1%
1-800-FLOWERS.com, Inc. Class A (a)(b)	331,694	6,577
Bygghemma Group First AB (a)	1,710,805	26,724
Kogan.Com Ltd.	2,622,339	37,958
Liquidity Services, Inc. (a)	280,097	2,389
Stamps.com, Inc. (a)	20,000	4,465
Temple & Webster Group Ltd. (a)(b)	1,018,924	7,482
		85,595
Leisure Products - 0.4%
American Outdoor Brands, Inc. (a)	133,575	2,021
Vista Outdoor, Inc. (a)	166,414	3,290
		5,311
Specialty Retail - 5.0%
At Home Group, Inc. (a)(b)	565,000	9,204
Lyko Group AB (A Shares) (a)(b)	269,068	10,281
Michaels Companies, Inc. (a)(b)	2,427,300	19,685
Musti Group OYJ	669,134	15,329
Williams-Sonoma, Inc.	61,000	5,564
		60,063
Textiles, Apparel & Luxury Goods - 0.1%
Fashionette AG	32,000	1,107

TOTAL CONSUMER DISCRETIONARY		222,230

CONSUMER STAPLES - 6.3%
Beverages - 0.1%
National Beverage Corp. (a)(b)	20,000	1,566
Food & Staples Retailing - 2.0%
BJ's Wholesale Club Holdings, Inc. (a)	466,705	17,870
SpartanNash Co.	316,100	5,819
		23,689
Food Products - 0.3%
Laird Superfood, Inc.	1,800	83
Seaboard Corp.	997	3,435
		3,518
Household Products - 1.8%
Central Garden & Pet Co. Class A (non-vtg.) (a)	25,000	885
Spectrum Brands Holdings, Inc.	358,034	20,361
		21,246
Personal Products - 2.1%
Herbalife Nutrition Ltd. (a)	196,000	8,847
Nu Skin Enterprises, Inc. Class A (b)	346,381	17,094
		25,941

TOTAL CONSUMER STAPLES		75,960

ENERGY - 0.1%
Energy Equipment & Services - 0.1%
Oil States International, Inc. (a)	212,228	528
Profire Energy, Inc. (a)	333,665	217
		745
FINANCIALS - 15.2%
Banks - 0.5%
CIT Group, Inc.	210,000	6,185
Capital Markets - 5.4%
Ares Management Corp.	414,180	17,520
Donnelley Financial Solutions, Inc. (a)	443,403	5,600
Euronext NV (c)	35,100	3,661
Impax Asset Management Group PLC	2,058,827	14,403
LPL Financial	239,092	19,111
StepStone Group, Inc. Class A	184,200	4,736
		65,031
Consumer Finance - 3.6%
Encore Capital Group, Inc. (a)(b)	834,899	26,658
LendingTree, Inc. (a)(b)	38,749	12,539
Nelnet, Inc. Class A	24,193	1,477
PRA Group, Inc. (a)	70,000	2,389
		43,063
Diversified Financial Services - 1.3%
Hypoport AG (a)	15,308	8,014
Jefferies Financial Group, Inc.	389,728	7,604
		15,618
Insurance - 3.0%
First American Financial Corp.	205,234	9,151
Primerica, Inc. (b)	250,809	27,649
		36,800
Thrifts & Mortgage Finance - 1.4%
NMI Holdings, Inc. (a)	810,260	17,412

TOTAL FINANCIALS		184,109

HEALTH CARE - 19.2%
Biotechnology - 1.3%
Bioventix PLC	19,374	1,033
Castle Biosciences, Inc. (a)(b)	107,787	5,005
Emergent BioSolutions, Inc. (a)	87,600	7,881
Essex Bio-Technology Ltd.	1,994,000	1,139
		15,058
Health Care Equipment & Supplies - 4.9%
Alphatec Holdings, Inc. (a)	836,176	7,141
Hamilton Thorne Ltd. (a)	2,438,100	2,306
Medistim ASA	186,927	4,053
Meridian Bioscience, Inc. (a)	999,069	17,134
Neuronetics, Inc. (a)	220,900	1,093
Pro-Dex, Inc. (a)	43,274	1,517
Semler Scientific, Inc. (a)	97,518	5,559
TransMedics Group, Inc. (a)	220,155	2,637
Tristel PLC	1,230,891	7,814
Utah Medical Products, Inc.	120,201	9,977
		59,231
Health Care Providers & Services - 5.5%
Chemed Corp.	53,010	25,356
DFB Healthcare Acquisitions Co. (a)	754,785	20,606
InfuSystems Holdings, Inc. (a)	437,529	5,390
Patterson Companies, Inc.	180,900	4,500
Viemed Healthcare, Inc. (a)	1,272,356	10,209
		66,061
Health Care Technology - 3.5%
Change Healthcare, Inc. (a)	606,662	8,584
Inovalon Holdings, Inc. Class A (a)	1,052,271	19,983
Instem PLC (a)	50,397	304
Medley, Inc. (a)(b)	165,200	9,279
Phreesia, Inc. (a)	19,700	728
Schrodinger, Inc.	72,000	3,512
		42,390
Life Sciences Tools & Services - 3.4%
10X Genomics, Inc. (a)	26,116	3,575
Berkeley Lights, Inc. (a)	1,600	116
Charles River Laboratories International, Inc. (a)	92,816	21,134
Diaceutics PLC (a)	925,100	1,648
ICON PLC (a)(b)	60,856	10,972
Medpace Holdings, Inc. (a)	35,000	3,883
		41,328
Pharmaceuticals - 0.6%
BioSyent, Inc. (a)	258,608	1,359
Dechra Pharmaceuticals PLC	132,892	6,012
		7,371

TOTAL HEALTH CARE		231,439

INDUSTRIALS - 11.5%
Building Products - 1.7%
Builders FirstSource, Inc. (a)	545,000	16,514
Reliance Worldwide Corp. Ltd.	1,500,000	4,330
		20,844
Commercial Services & Supplies - 1.2%
Sdiptech AB (a)	511,484	9,197
VSE Corp.	198,096	5,737
		14,934
Machinery - 1.4%
Allison Transmission Holdings, Inc.	50,953	1,842
Hurco Companies, Inc.	242,962	7,250
NN, Inc. (a)(b)	734,058	3,935
Park-Ohio Holdings Corp.	179,333	3,540
		16,567
Marine - 0.3%
SITC International Holdings Co. Ltd.	2,200,000	3,394
Professional Services - 5.5%
Barrett Business Services, Inc.	89,095	5,279
Franklin Covey Co. (a)	264,684	4,478
Insperity, Inc.	487,963	37,368
Red Violet, Inc. (a)(b)	305,623	6,357
SHL-JAPAN Ltd.	52,700	1,223
Talenom OYJ (b)	753,589	8,601
TriNet Group, Inc. (a)	40,000	2,757
		66,063
Trading Companies & Distributors - 1.4%
GMS, Inc. (a)	482,594	10,907
Titan Machinery, Inc. (a)	267,900	4,016
WESCO International, Inc. (a)	50,700	2,091
		17,014

TOTAL INDUSTRIALS		138,816

INFORMATION TECHNOLOGY - 17.1%
Electronic Equipment & Components - 3.5%
Insight Enterprises, Inc. (a)	400,955	21,391
SYNNEX Corp.	158,691	20,890
		42,281
IT Services - 4.0%
BASE, Inc. (b)	84,000	9,004
Bouvet ASA	58,979	3,608
Computer Services, Inc.	152,341	9,140
Liberated Syndication, Inc. (a)(b)	201,658	766
MoneyGram International, Inc. (a)(b)	2,267,436	11,677
Nuvei Corp. (a)(c)	3,900	145
Prodware (a)	126,653	720
Shift4 Payments, Inc.	170,700	8,690
Sylogist Ltd.	667,500	4,935
		48,685
Semiconductors & Semiconductor Equipment - 0.6%
ON Semiconductor Corp. (a)	113,300	2,843
Synaptics, Inc. (a)	60,000	4,600
		7,443
Software - 9.0%
24sevenoffice Scandinavia AB (a)	1,857,215	7,305
Admicom OYJ	134,942	15,716
Avaya Holdings Corp. (a)	595,000	10,234
ChannelAdvisor Corp. (a)	731,800	11,855
Ebix, Inc. (b)	262,044	4,733
Elmo Software Ltd. (a)(b)	809,049	3,178
Energy One Ltd.	19,823	57
Essensys Group Ltd. PLC (a)	352,676	605
Fabasoft AG	10,451	492
Freee KK (a)	4,400	344
GetBusy PLC (a)	2,315,000	2,399
Issuer Direct Corp. (a)	100,574	2,020
Kaonavi, Inc. (a)(b)	17,900	975
LeadDesk Oyj (a)	26,397	683
Lightspeed POS, Inc. (Canada)(a)	440,700	14,098
Money Forward, Inc. (a)	31,100	2,814
MSL Solutions Ltd. (a)	11,829,242	586
NICE Systems Ltd. sponsored ADR (a)(b)	76,660	17,498
Park City Group, Inc. (a)	716,360	3,109
Smaregi, Inc. (a)(b)	20,500	738
Tenable Holdings, Inc. (a)	138,600	4,728
Upsales Technology AB (a)	392,062	1,762
Vitec Software Group AB	84,218	2,622
		108,551

TOTAL INFORMATION TECHNOLOGY		206,960

MATERIALS - 3.7%
Chemicals - 0.0%
Core Molding Technologies, Inc. (a)	79,553	612
Containers & Packaging - 1.4%
Sealed Air Corp.	63,518	2,515
UFP Technologies, Inc. (a)	241,245	8,941
WestRock Co.	135,000	5,069
		16,525
Metals & Mining - 1.1%
Reliance Steel & Aluminum Co.	58,671	6,395
Steel Dynamics, Inc.	201,300	6,337
		12,732
Paper & Forest Products - 1.2%
Schweitzer-Mauduit International, Inc. (b)	438,302	14,552

TOTAL MATERIALS		44,421

REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Essential Properties Realty Trust, Inc.	80,377	1,328
Gaming & Leisure Properties	117,864	4,284
		5,612
Real Estate Management & Development - 1.2%
Jones Lang LaSalle, Inc.	124,000	13,995
Mainstreet Equity Corp. (a)	12,900	625
		14,620

TOTAL REAL ESTATE		20,232

UTILITIES - 1.4%
Electric Utilities - 1.2%
IDACORP, Inc.	120,000	10,528
Portland General Electric Co.	102,552	4,030
		14,558
Gas Utilities - 0.2%
Chesapeake Utilities Corp.	29,901	2,907

TOTAL UTILITIES		17,465

TOTAL COMMON STOCKS
(Cost $954,516)		1,200,043

Money Market Funds - 8.4%
Fidelity Cash Central Fund 0.10% (d)	3,588,596	3,589
Fidelity Securities Lending Cash Central Fund 0.11% (d)(e)	98,308,454	98,318
TOTAL MONEY MARKET FUNDS
(Cost $101,907)		101,907
TOTAL INVESTMENT IN SECURITIES - 107.8%
(Cost $1,056,423)		1,301,950
NET OTHER ASSETS (LIABILITIES) - (7.8)%		(94,252)
NET ASSETS - 100%		$1,207,698

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,806,000 or 0.3% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$4
Fidelity Securities Lending Cash Central Fund	367
Total	$371

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

The value, beginning of period, for the Fidelity Securities Lending Cash Central Fund was $107,677. Net realized gain (loss) and change in net unrealized appreciation (depreciation) on Fidelity Securities Lending Cash Central Fund is presented in the Statement of Operations, if applicable. Purchases and sales of the Fidelity Securities Lending Cash Central Fund were $332,657 and $342,016, respectively, during the period.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
BioSyent, Inc.	$1,998	$--	$2,216	$--	$(1,052)	$2,629	$--
Total	$1,998	$--	$2,216	$--	$(1,052)	$2,629	$--

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$57,666	$57,666	$--	$--
Consumer Discretionary	222,230	176,790	45,440	--
Consumer Staples	75,960	75,960	--	--
Energy	745	745	--	--
Financials	184,109	184,109	--	--
Health Care	231,439	222,160	9,279	--
Industrials	138,816	133,263	5,553	--
Information Technology	206,960	189,264	17,696	--
Materials	44,421	44,421	--	--
Real Estate	20,232	20,232	--	--
Utilities	17,465	17,465	--	--
Money Market Funds	101,907	101,907	--	--
Total Investments in Securities:	$1,301,950	$1,223,982	$77,968	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	74.4%
Sweden	4.7%
Australia	4.3%
Canada	4.0%
United Kingdom	3.4%
Finland	3.4%
Japan	2.0%
Cayman Islands	1.1%
Others (Individually Less Than 1%)	2.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		October 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $92,989) — See accompanying schedule: Unaffiliated issuers (cost $954,516)	$1,200,043
Fidelity Central Funds (cost $101,907)	101,907
Total Investment in Securities (cost $1,056,423)		$1,301,950
Receivable for investments sold		14,751
Receivable for fund shares sold		236
Dividends receivable		508
Distributions receivable from Fidelity Central Funds		70
Prepaid expenses		2
Other receivables		124
Total assets		1,317,641
Liabilities
Payable for investments purchased	$9,743
Payable for fund shares redeemed	792
Accrued management fee	835
Other affiliated payables	205
Other payables and accrued expenses	54
Collateral on securities loaned	98,314
Total liabilities		109,943
Net Assets		$1,207,698
Net Assets consist of:
Paid in capital		$1,073,733
Total accumulated earnings (loss)		133,965
Net Assets		$1,207,698
Net Asset Value, offering price and redemption price per share ($1,207,698 ÷ 71,306 shares)		$16.94

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended October 31, 2020 (Unaudited)
Investment Income
Dividends		$4,855
Income from Fidelity Central Funds (including $367 from security lending)		371
Total income		5,226
Expenses
Management fee
Basic fee	$4,191
Performance adjustment	810
Transfer agent fees	1,019
Accounting fees	198
Custodian fees and expenses	27
Independent trustees' fees and expenses	3
Registration fees	11
Audit	32
Legal	3
Miscellaneous	4
Total expenses before reductions	6,298
Expense reductions	(257)
Total expenses after reductions		6,041
Net investment income (loss)		(815)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(14,820)
Fidelity Central Funds	(1)
Other affiliated issuers	(1,052)
Foreign currency transactions	20
Total net realized gain (loss)		(15,853)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	240,609
Other affiliated issuers	2,629
Assets and liabilities in foreign currencies	(3)
Total change in net unrealized appreciation (depreciation)		243,235
Net gain (loss)		227,382
Net increase (decrease) in net assets resulting from operations		$226,567

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2020 (Unaudited)	Year ended April 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(815)	$3,834
Net realized gain (loss)	(15,853)	(89,422)
Change in net unrealized appreciation (depreciation)	243,235	(147,764)
Net increase (decrease) in net assets resulting from operations	226,567	(233,352)
Distributions to shareholders	–	(4,679)
Share transactions
Proceeds from sales of shares	28,190	95,756
Reinvestment of distributions	–	4,504
Cost of shares redeemed	(144,037)	(280,605)
Net increase (decrease) in net assets resulting from share transactions	(115,847)	(180,345)
Total increase (decrease) in net assets	110,720	(418,376)
Net Assets
Beginning of period	1,096,978	1,515,354
End of period	$1,207,698	$1,096,978
Other Information
Shares
Sold	1,728	5,879
Issued in reinvestment of distributions	–	249
Redeemed	(8,778)	(17,513)
Net increase (decrease)	(7,050)	(11,385)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Small Cap Stock Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$14.00	$16.89	$19.56	$19.38	$17.48	$19.92
Income from Investment Operations
Net investment income (loss)A	(.01)	.05	.12B	.08C	.03	.03
Net realized and unrealized gain (loss)	2.95	(2.88)	.90	1.86	2.60	(.50)D
Total from investment operations	2.94	(2.83)	1.02	1.94	2.63	(.47)
Distributions from net investment income	–	(.06)	(.06)	(.07)	–E	(.11)
Distributions from net realized gain	–	–	(3.64)	(1.69)	(.72)	(1.86)
Total distributions	–	(.06)	(3.69)F	(1.76)	(.73)F	(1.97)
Redemption fees added to paid in capitalA	–	–	–	–E	–E	–E
Net asset value, end of period	$16.94	$14.00	$16.89	$19.56	$19.38	$17.48
Total ReturnG,H	21.00%	(16.85)%	6.66%	10.39%	15.44%	(2.79)%D
Ratios to Average Net AssetsI,J
Expenses before reductions	1.02%K	.91%	.67%	.82%	1.02%	1.00%
Expenses net of fee waivers, if any	1.02%K	.91%	.67%	.82%	1.02%	.99%
Expenses net of all reductions	.98%K	.90%	.67%	.81%	1.02%	.99%
Net investment income (loss)	(.13)%K	.27%	.66%B	.39%C	.14%	.17%
Supplemental Data
Net assets, end of period (in millions)	$1,208	$1,097	$1,515	$1,595	$1,777	$1,956
Portfolio turnover rateL	124%K	65%M	66%M	63%M	48%	59%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend which amounted to $.04 per share. Excluding such non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .41%.

 C Net investment income per share reflects one or more large, non-recurring dividend which amounted to $.02 per share. Excluding such non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .27%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.03 per share. Excluding these litigation proceeds, the total return would have been (2.96)%.

 E Amount represents less than $.005 per share.

 F Total distributions per share do not sum due to rounding.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2020
(Amounts in thousands except percentages)

1. Organization.

Fidelity Small Cap Stock Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, redemptions in kind, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$309,584
Gross unrealized depreciation	(65,668)
Net unrealized appreciation (depreciation)	$243,916
Tax cost	$$1,058,034

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(85,968)

The Fund elected to defer to its next fiscal year approximately $804 of ordinary losses recognized during the period January 1, 2020 to April 30, 2020.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Small Cap Stock Fund	747,576	863,486

Prior Fiscal Year Unaffiliated Redemptions In-Kind. During the prior period, 629 shares of the Fund were redeemed in-kind for investments and cash with a value of $10,630. The Fund had a net realized gain of $2,586 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/-.20 % of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the Russell 2000 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .81% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .17% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Small Cap Stock Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Small Cap Stock Fund	$49

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Small Cap Stock Fund	Borrower	$7,419.32%		$-*

* In the amount of less than five hundred dollars.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Small Cap Stock Fund	$1

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Small Cap Stock Fund	$18	$9	$775

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $254 for the period.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $3.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2020 to October 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2020	Ending Account Value October 31, 2020	Expenses Paid During Period-B May 1, 2020 to October 31, 2020
Fidelity Small Cap Stock Fund	1.02%
Actual		$1,000.00	$1,210.00	$5.68
Hypothetical-C		$1,000.00	$1,020.06	$5.19

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Proxy Voting Results

A special meeting of shareholders was held on June 9, 2020. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	153,310,852,719.993	94.554
Withheld	8,830,820,397.844	5.446
TOTAL	162,141,673,117.837	100.000
Donald F. Donahue
Affirmative	153,409,297,334.631	94.614
Withheld	8,732,375,783.206	5.386
TOTAL	162,141,673,117.837	100.000
Bettina Doulton
Affirmative	154,057,198,754.144	95.014
Withheld	8,084,474,363.693	4.986
TOTAL	162,141,673,117.837	100.000
Vicki L. Fuller
Affirmative	154,419,985,979.903	95.238
Withheld	7,721,687,137.934	4.762
TOTAL	162,141,673,117.837	100.00
Patricia L. Kampling
Affirmative	153,773,968,211.778	94.839
Withheld	8,367,704,906.059	5.161
TOTAL	162,141,673,117.837	100.000
Alan J. Lacy
Affirmative	152,412,406,811.772	94.000
Withheld	9,729,266,306.065	6.000
TOTAL	162,141,673,117.837	100.000
Ned C. Lautenbach
Affirmative	151,421,801,314.429	93.389
Withheld	10,719,871,803.408	6.611
TOTAL	162,141,673,117.837	100.000
Robert A. Lawrence
Affirmative	152,467,970,401.411	94.034
Withheld	9,673,702,716.426	5.966
TOTAL	162,141,673,117.837	100.000
Joseph Mauriello
Affirmative	152,391,361,586.517	93.987
Withheld	9,750,311,531.320	6.013
TOTAL	162,141,673,117.837	100.000
Cornelia M. Small
Affirmative	153,101,624,672.870	94.425
Withheld	9,040,048,444.967	5.575
TOTAL	162,141,673,117.837	100.000
Garnett A. Smith
Affirmative	152,502,318,423.900	94.055
Withheld	9,639,354,693.937	5.945
TOTAL	162,141,673,117.837	100.000
David M. Thomas
Affirmative	152,608,626,434.284	94.121
Withheld	9,533,046,683.553	5.879
TOTAL	162,141,673,117.837	100.000
Susan Tomasky
Affirmative	153,605,526,235.885	94.735
Withheld	8,536,146,881.952	5.265
TOTAL	162,141,673,117.837	100.000
Michael E. Wiley
Affirmative	152,567,303,629.801	94.095
Withheld	9,574,369,488.036	5.905
TOTAL	162,141,673,117.837	100.000

PROPOSAL 2

To convert a fundamental investment policy to a non-fundamental investment policy.

	# of Votes	% of Votes
Affirmative	451,161,309.069	71.149
Against	90,484,487.512	14.270
Abstain	76,766,344.819	12.106
Broker Non-Vote	15,692,765.020	2.475
TOTAL	634,104,906.420	100.000
Proposal 1 reflects trust wide proposal and voting results.

SLCX-SANN-1220
1.711817.122

Fidelity® Small Cap Discovery Fund

Semi-Annual Report

October 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2020

% of fund's net assets
ON Semiconductor Corp.	3.2
Jones Lang LaSalle, Inc.	3.1
Insight Enterprises, Inc.	3.1
ASGN, Inc.	3.1
Envista Holdings Corp.	3.1
Charles River Laboratories International, Inc.	2.9
Enstar Group Ltd.	2.8
Valvoline, Inc.	2.7
First American Financial Corp.	2.6
Cullen/Frost Bankers, Inc.	2.3
28.9

Top Five Market Sectors as of October 31, 2020

% of fund's net assets
Industrials	18.6
Financials	17.5
Information Technology	17.1
Health Care	14.4
Real Estate	9.5

Asset Allocation (% of fund's net assets)

As of October 31, 2020*
Stocks	99.6%
Short-Term Investments and Net Other Assets (Liabilities)	0.4%

 * Foreign investments – 22.4%

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
COMMUNICATION SERVICES - 1.4%
Media - 1.4%
Cogeco Communications, Inc.	250,000	$17,413,495
Emerald Expositions Events, Inc. (a)	4,793,125	12,557,988
		29,971,483
CONSUMER DISCRETIONARY - 8.8%
Auto Components - 0.7%
Linamar Corp.	500,000	16,343,917
Diversified Consumer Services - 0.4%
Career Education Corp. (b)	750,000	8,467,500
Hotels, Restaurants & Leisure - 3.2%
Hilton Grand Vacations, Inc. (b)	1,900,000	39,140,000
Vail Resorts, Inc.	125,000	29,005,000
		68,145,000
Household Durables - 1.2%
LGI Homes, Inc. (b)(c)	250,000	26,720,000
Leisure Products - 0.5%
Vista Outdoor, Inc. (b)	500,000	9,885,000
Multiline Retail - 2.0%
Ollie's Bargain Outlet Holdings, Inc. (b)(c)	500,000	43,545,000
Specialty Retail - 0.0%
Winmark Corp.	3,233	547,703
Textiles, Apparel & Luxury Goods - 0.8%
Tapestry, Inc.	750,000	16,672,500

TOTAL CONSUMER DISCRETIONARY		190,326,620

CONSUMER STAPLES - 3.4%
Food & Staples Retailing - 1.1%
BJ's Wholesale Club Holdings, Inc. (b)	300,000	11,487,000
Performance Food Group Co. (b)	350,000	11,763,500
		23,250,500
Food Products - 2.3%
Inghams Group Ltd.	2,500,000	5,030,457
Sanderson Farms, Inc.	350,000	44,789,500
		49,819,957

TOTAL CONSUMER STAPLES		73,070,457

ENERGY - 1.2%
Energy Equipment & Services - 0.6%
Championx Corp. (b)	500,000	4,365,000
Oil States International, Inc. (b)	727,362	1,811,131
ShawCor Ltd. Class A (a)	4,000,000	6,515,049
		12,691,180
Oil, Gas & Consumable Fuels - 0.6%
Brigham Minerals, Inc. Class A	1,500,000	13,230,000

TOTAL ENERGY		25,921,180

FINANCIALS - 17.5%
Banks - 7.9%
BOK Financial Corp.	750,000	44,055,000
Cullen/Frost Bankers, Inc. (c)	700,000	49,189,000
First Citizens Bancshares, Inc.	75,000	34,702,500
First Hawaiian, Inc.	1,500,000	25,890,000
Wintrust Financial Corp.	350,000	17,230,500
		171,067,000
Capital Markets - 1.5%
BrightSphere Investment Group, Inc.	2,250,000	31,050,000
Consumer Finance - 0.8%
Encore Capital Group, Inc. (b)	300,000	9,579,000
First Cash Financial Services, Inc.	150,000	7,806,000
		17,385,000
Diversified Financial Services - 1.7%
Cannae Holdings, Inc. (b)	1,000,000	36,980,000
Insurance - 5.6%
BRP Group, Inc. (b)	200,000	5,100,000
Enstar Group Ltd. (b)	350,000	60,154,500
First American Financial Corp.	1,250,000	55,737,500
		120,992,000

TOTAL FINANCIALS		377,474,000

HEALTH CARE - 14.4%
Health Care Equipment & Supplies - 6.2%
Envista Holdings Corp. (b)	2,500,000	66,050,000
Haemonetics Corp. (b)	350,000	35,381,500
Hill-Rom Holdings, Inc.	300,000	27,321,000
Utah Medical Products, Inc.	50,000	4,150,000
		132,902,500
Health Care Providers & Services - 3.3%
Patterson Companies, Inc. (c)	1,100,000	27,362,500
Premier, Inc.	1,350,000	44,185,500
		71,548,000
Life Sciences Tools & Services - 4.1%
Charles River Laboratories International, Inc. (b)	275,000	62,617,500
Syneos Health, Inc. (b)	500,000	26,540,000
		89,157,500
Pharmaceuticals - 0.8%
Prestige Brands Holdings, Inc. (b)	500,000	16,515,000

TOTAL HEALTH CARE		310,123,000

INDUSTRIALS - 18.6%
Aerospace & Defense - 1.1%
Ultra Electronics Holdings PLC	1,000,000	24,355,400
Building Products - 0.4%
Patrick Industries, Inc.	150,000	8,362,500
Commercial Services & Supplies - 3.4%
ABM Industries, Inc.	350,000	12,152,000
Cimpress PLC (b)	400,000	29,360,000
Knoll, Inc.	850,000	9,741,000
The Brink's Co.	500,000	21,415,000
		72,668,000
Construction & Engineering - 0.1%
Mirait Holdings Corp.	250,000	3,559,036
Marine - 0.0%
MPC Container Ships ASA (b)	3,500,000	982,544
Professional Services - 8.2%
ASGN, Inc. (b)	1,000,000	66,680,000
BG Staffing, Inc.	6,216	49,542
Insperity, Inc.	400,000	30,632,000
Intertrust NV (d)	2,500,000	38,724,612
Kforce, Inc.	500,000	17,350,000
Persol Holdings Co., Ltd.	1,500,000	22,719,302
		176,155,456
Road & Rail - 3.4%
TFI International, Inc.	750,000	33,420,000
TFI International, Inc. (Canada)	900,000	40,072,056
		73,492,056
Trading Companies & Distributors - 2.0%
Beacon Roofing Supply, Inc. (b)	1,000,000	30,700,000
GMS, Inc. (b)	239,300	5,408,180
MRC Global, Inc. (b)	1,500,000	6,390,000
		42,498,180

TOTAL INDUSTRIALS		402,073,172

INFORMATION TECHNOLOGY - 17.1%
Electronic Equipment & Components - 6.1%
Insight Enterprises, Inc. (b)	1,250,000	66,687,500
Methode Electronics, Inc. Class A	261,735	8,053,586
SYNNEX Corp.	300,000	39,492,000
TTM Technologies, Inc. (b)	1,500,000	17,805,000
		132,038,086
IT Services - 1.9%
Genpact Ltd.	750,000	25,777,500
Poletowin Pitcrew Holdings, Inc.	46,400	404,223
Tucows, Inc. (b)(c)	200,000	14,758,000
		40,939,723
Semiconductors & Semiconductor Equipment - 6.4%
Cirrus Logic, Inc. (b)	250,000	17,217,500
CMC Materials, Inc.	200,000	28,438,000
Ichor Holdings Ltd. (b)	650,000	15,119,000
ON Semiconductor Corp. (b)	2,750,000	68,997,498
SMART Global Holdings, Inc. (b)	300,000	7,917,000
		137,688,998
Software - 1.5%
j2 Global, Inc. (b)	300,000	20,364,000
Zix Corp. (b)	2,000,000	12,260,000
		32,624,000
Technology Hardware, Storage & Peripherals - 1.2%
Elecom Co. Ltd.	500,000	25,040,225

TOTAL INFORMATION TECHNOLOGY		368,331,032

MATERIALS - 6.5%
Chemicals - 2.7%
Valvoline, Inc.	3,000,000	59,010,000
Construction Materials - 3.3%
Eagle Materials, Inc.	275,000	23,443,750
RHI Magnesita NV	500,000	16,582,400
Wienerberger AG	1,250,000	31,532,899
		71,559,049
Metals & Mining - 0.5%
ERO Copper Corp. (b)	750,000	9,823,238

TOTAL MATERIALS		140,392,287

REAL ESTATE - 9.5%
Equity Real Estate Investment Trusts (REITs) - 4.5%
CareTrust (REIT), Inc.	1,000,000	17,100,000
Corporate Office Properties Trust (SBI)	1,000,000	22,430,000
Douglas Emmett, Inc.	2,000,000	47,200,000
iStar Financial, Inc.	800,000	9,440,000
		96,170,000
Real Estate Management & Development - 5.0%
Cushman & Wakefield PLC (b)	3,497,100	40,986,012
Jones Lang LaSalle, Inc.	600,000	67,716,000
		108,702,012

TOTAL REAL ESTATE		204,872,012

UTILITIES - 1.2%
Electric Utilities - 0.2%
Portland General Electric Co.	100,000	3,930,000
Gas Utilities - 1.0%
Brookfield Infrastructure Corp. A Shares (c)	400,000	21,788,000

TOTAL UTILITIES		25,718,000

TOTAL COMMON STOCKS
(Cost $2,147,754,046)		2,148,273,243

Money Market Funds - 2.5%
Fidelity Cash Central Fund 0.10% (e)	3,448,011	3,448,701
Fidelity Securities Lending Cash Central Fund 0.11% (e)(f)	49,590,486	49,595,445
TOTAL MONEY MARKET FUNDS
(Cost $53,044,146)		53,044,146
TOTAL INVESTMENT IN SECURITIES - 102.1%
(Cost $2,200,798,192)		2,201,317,389
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(45,197,634)
NET ASSETS - 100%		$2,156,119,755

Legend

 (a) Affiliated company

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $38,724,612 or 1.8% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$16,695
Fidelity Securities Lending Cash Central Fund	86,754
Total	$103,449

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Emerald Expositions Events, Inc.	$10,928,325	$--	$--	$--	$--	$1,629,663	$12,557,988
ShawCor Ltd. Class A	5,862,280	--	--	--	--	652,769	6,515,049
Total	$16,790,605	$--	$--	$--	$--	$2,282,432	$19,073,037

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$29,971,483	$29,971,483	$--	$--
Consumer Discretionary	190,326,620	190,326,620	--	--
Consumer Staples	73,070,457	68,040,000	5,030,457	--
Energy	25,921,180	25,921,180	--	--
Financials	377,474,000	377,474,000	--	--
Health Care	310,123,000	310,123,000	--	--
Industrials	402,073,172	375,794,834	26,278,338	--
Information Technology	368,331,032	342,886,584	25,444,448	--
Materials	140,392,287	140,392,287	--	--
Real Estate	204,872,012	204,872,012	--	--
Utilities	25,718,000	25,718,000	--	--
Money Market Funds	53,044,146	53,044,146	--	--
Total Investments in Securities:	$2,201,317,389	$2,144,564,146	$56,753,243	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	77.6%
Canada	6.7%
Bermuda	4.0%
United Kingdom	3.0%
Netherlands	2.6%
Japan	2.4%
Austria	1.4%
Ireland	1.4%
Others (Individually Less Than 1%)	0.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $47,311,123) — See accompanying schedule: Unaffiliated issuers (cost $1,981,072,384)	$2,129,200,206
Fidelity Central Funds (cost $53,044,146)	53,044,146
Other affiliated issuers (cost $166,681,662)	19,073,037
Total Investment in Securities (cost $2,200,798,192)		$2,201,317,389
Foreign currency held at value (cost $633,281)		633,281
Receivable for investments sold		5,590,970
Receivable for fund shares sold		782,391
Dividends receivable		1,196,116
Distributions receivable from Fidelity Central Funds		38,898
Prepaid expenses		3,876
Other receivables		73,602
Total assets		2,209,636,523
Liabilities
Payable for investments purchased	$1,318,244
Payable for fund shares redeemed	1,469,547
Accrued management fee	733,821
Other affiliated payables	357,018
Other payables and accrued expenses	46,091
Collateral on securities loaned	49,592,047
Total liabilities		53,516,768
Net Assets		$2,156,119,755
Net Assets consist of:
Paid in capital		$2,086,192,849
Total accumulated earnings (loss)		69,926,906
Net Assets		$2,156,119,755
Net Asset Value, offering price and redemption price per share ($2,156,119,755 ÷ 107,362,038 shares)		$20.08

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2020 (Unaudited)
Investment Income
Dividends		$12,605,443
Income from Fidelity Central Funds (including $86,754 from security lending)		103,449
Total income		12,708,892
Expenses
Management fee
Basic fee	$7,441,493
Performance adjustment	(3,222,162)
Transfer agent fees	1,807,260
Accounting fees	329,341
Custodian fees and expenses	17,076
Independent trustees' fees and expenses	5,658
Registration fees	28,445
Audit	26,716
Legal	1,978
Miscellaneous	6,469
Total expenses before reductions	6,442,274
Expense reductions	(200,129)
Total expenses after reductions		6,242,145
Net investment income (loss)		6,466,747
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	127,864,211
Fidelity Central Funds	(4,490)
Foreign currency transactions	73,832
Total net realized gain (loss)		127,933,553
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	208,898,055
Fidelity Central Funds	(3,241)
Other affiliated issuers	2,282,432
Assets and liabilities in foreign currencies	62,949
Total change in net unrealized appreciation (depreciation)		211,240,195
Net gain (loss)		339,173,748
Net increase (decrease) in net assets resulting from operations		$345,640,495

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2020 (Unaudited)	Year ended April 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,466,747	$21,371,655
Net realized gain (loss)	127,933,553	56,067,511
Change in net unrealized appreciation (depreciation)	211,240,195	(642,685,721)
Net increase (decrease) in net assets resulting from operations	345,640,495	(565,246,555)
Distributions to shareholders	–	(208,886,983)
Share transactions
Proceeds from sales of shares	256,433,614	369,654,639
Reinvestment of distributions	–	196,608,497
Cost of shares redeemed	(326,694,241)	(930,415,031)
Net increase (decrease) in net assets resulting from share transactions	(70,260,627)	(364,151,895)
Total increase (decrease) in net assets	275,379,868	(1,138,285,433)
Net Assets
Beginning of period	1,880,739,887	3,019,025,320
End of period	$2,156,119,755	$1,880,739,887
Other Information
Shares
Sold	14,177,903	18,608,420
Issued in reinvestment of distributions	–	8,681,362
Redeemed	(16,723,641)	(45,303,127)
Net increase (decrease)	(2,545,738)	(18,013,345)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Small Cap Discovery Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$17.11	$23.60	$29.61	$32.05	$27.81	$30.62
Income from Investment Operations
Net investment income (loss)A	.06	.18	.32B	.19	.20	.15
Net realized and unrealized gain (loss)	2.91	(4.94)	.68	1.53	4.18	(.99)
Total from investment operations	2.97	(4.76)	1.00	1.72	4.38	(.84)
Distributions from net investment income	–	(.19)	(.22)	(.19)	(.14)	(.15)
Distributions from net realized gain	–	(1.54)	(6.78)	(3.97)	–	(1.82)
Total distributions	–	(1.73)	(7.01)C	(4.16)	(.14)	(1.97)
Redemption fees added to paid in capitalA	–	–	–	–D	–D	–D
Net asset value, end of period	$20.08	$17.11	$23.60	$29.61	$32.05	$27.81
Total ReturnE,F	17.36%	(21.89)%	4.96%	5.46%	15.76%	(2.94)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.59%I	.61%	.61%	.69%	.87%	1.01%
Expenses net of fee waivers, if any	.59%I	.61%	.61%	.69%	.87%	1.01%
Expenses net of all reductions	.57%I	.61%	.60%	.68%	.87%	1.00%
Net investment income (loss)	.59%I	.81%	1.29%B	.61%	.66%	.53%
Supplemental Data
Net assets, end of period (000 omitted)	$2,156,120	$1,880,740	$3,019,025	$4,507,452	$5,632,973	$5,330,816
Portfolio turnover rateJ	38%I	52%	32%	41%	18%	25%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.05%.

 C Total distributions per share do not sum due to rounding.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2020

1. Organization.

Fidelity Small Cap Discovery Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$434,298,852
Gross unrealized depreciation	(434,610,114)
Net unrealized appreciation (depreciation)	$(311,262)
Tax cost	$2,201,628,651

The Fund elected to defer to its next fiscal year $63,857,803 of capital losses recognized during the period November 1, 2019 to April 30, 2020.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Small Cap Discovery Fund	405,822,152	453,231,538

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the Russell 2000 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .39% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .17% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Small Cap Discovery Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Small Cap Discovery Fund	$14,590

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Small Cap Discovery Fund	$2,324

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Small Cap Discovery Fund	$8,945	$–	$–

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $194,201 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $194.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $5,734.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Fidelity U.S. Total Stock Fund was the owner of record of approximately 12% of the total outstanding shares of the Fund.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2020 to October 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2020	Ending Account Value October 31, 2020	Expenses Paid During Period-B May 1, 2020 to October 31, 2020
Fidelity Small Cap Discovery Fund	.59%
Actual		$1,000.00	$1,173.60	$3.23
Hypothetical-C		$1,000.00	$1,022.23	$3.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Proxy Voting Results

A special meeting of shareholders was held on June 9, 2020. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	153,310,852,719.993	94.554
Withheld	8,830,820,397.844	5.446
TOTAL	162,141,673,117.837	100.000
Donald F. Donahue
Affirmative	153,409,297,334.631	94.614
Withheld	8,732,375,783.206	5.386
TOTAL	162,141,673,117.837	100.000
Bettina Doulton
Affirmative	154,057,198,754.144	95.014
Withheld	8,084,474,363.693	4.986
TOTAL	162,141,673,117.837	100.000
Vicki L. Fuller
Affirmative	154,419,985,979.903	95.238
Withheld	7,721,687,137.934	4.762
TOTAL	162,141,673,117.837	100.00
Patricia L. Kampling
Affirmative	153,773,968,211.778	94.839
Withheld	8,367,704,906.059	5.161
TOTAL	162,141,673,117.837	100.000
Alan J. Lacy
Affirmative	152,412,406,811.772	94.000
Withheld	9,729,266,306.065	6.000
TOTAL	162,141,673,117.837	100.000
Ned C. Lautenbach
Affirmative	151,421,801,314.429	93.389
Withheld	10,719,871,803.408	6.611
TOTAL	162,141,673,117.837	100.000
Robert A. Lawrence
Affirmative	152,467,970,401.411	94.034
Withheld	9,673,702,716.426	5.966
TOTAL	162,141,673,117.837	100.000
Joseph Mauriello
Affirmative	152,391,361,586.517	93.987
Withheld	9,750,311,531.320	6.013
TOTAL	162,141,673,117.837	100.000
Cornelia M. Small
Affirmative	153,101,624,672.870	94.425
Withheld	9,040,048,444.967	5.575
TOTAL	162,141,673,117.837	100.000
Garnett A. Smith
Affirmative	152,502,318,423.900	94.055
Withheld	9,639,354,693.937	5.945
TOTAL	162,141,673,117.837	100.000
David M. Thomas
Affirmative	152,608,626,434.284	94.121
Withheld	9,533,046,683.553	5.879
TOTAL	162,141,673,117.837	100.000
Susan Tomasky
Affirmative	153,605,526,235.885	94.735
Withheld	8,536,146,881.952	5.265
TOTAL	162,141,673,117.837	100.000
Michael E. Wiley
Affirmative	152,567,303,629.801	94.095
Withheld	9,574,369,488.036	5.905
TOTAL	162,141,673,117.837	100.000

PROPOSAL 2

To convert a fundamental investment policy to a non-fundamental investment policy.

	# of Votes	% of Votes
Affirmative	662,090,861.921	70.523
Against	130,485,327.133	13.899
Abstain	124,591,321.112	13.271
Broker Non-Vote	21,655,857.960	2.307
TOTAL	938,823,368.126	100.000
Proposal 1 reflects trust wide proposal and voting results.

SMR-SANN-1220
1.749363.120

Fidelity® Series Small Cap Discovery Fund

Semi-Annual Report

October 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2020

% of fund's net assets
Envista Holdings Corp.	3.5
ASGN, Inc.	3.3
Computer Services, Inc.	3.1
Jones Lang LaSalle, Inc.	2.9
Insight Enterprises, Inc.	2.9
Charles River Laboratories International, Inc.	2.8
ON Semiconductor Corp.	2.8
First American Financial Corp.	2.5
Valvoline, Inc.	2.3
BOK Financial Corp.	2.3
28.4

Top Five Market Sectors as of October 31, 2020

% of fund's net assets
Industrials	18.2
Information Technology	18.2
Financials	16.1
Health Care	15.4
Consumer Discretionary	9.5

Asset Allocation (% of fund's net assets)

As of October 31, 2020*
Stocks	100.0%

 * Foreign investments – 20.5%

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value
COMMUNICATION SERVICES - 1.6%
Media - 1.6%
Cogeco Communications, Inc.	200,000	$13,930,796
Emerald Expositions Events, Inc.	2,500,000	6,550,000
		20,480,796
CONSUMER DISCRETIONARY - 9.5%
Auto Components - 0.8%
Linamar Corp.	300,000	9,806,350
Diversified Consumer Services - 0.4%
Career Education Corp. (a)	500,000	5,645,000
Hotels, Restaurants & Leisure - 3.6%
Hilton Grand Vacations, Inc. (a)	1,250,000	25,750,000
Vail Resorts, Inc.	85,000	19,723,400
		45,473,400
Household Durables - 1.3%
LGI Homes, Inc. (a)(b)	150,000	16,032,000
Leisure Products - 0.5%
Vista Outdoor, Inc. (a)	350,000	6,919,500
Multiline Retail - 2.0%
Ollie's Bargain Outlet Holdings, Inc. (a)	300,000	26,127,000
Specialty Retail - 0.0%
Winmark Corp.	1,900	321,879
Textiles, Apparel & Luxury Goods - 0.9%
Tapestry, Inc.	500,000	11,115,000

TOTAL CONSUMER DISCRETIONARY		121,440,129

CONSUMER STAPLES - 3.0%
Food & Staples Retailing - 1.3%
BJ's Wholesale Club Holdings, Inc. (a)	200,000	7,658,000
Performance Food Group Co. (a)	250,000	8,402,500
		16,060,500
Food Products - 1.7%
Inghams Group Ltd.	1,500,000	3,018,274
Sanderson Farms, Inc.	150,000	19,195,500
		22,213,774

TOTAL CONSUMER STAPLES		38,274,274

ENERGY - 1.4%
Energy Equipment & Services - 0.9%
Championx Corp. (a)	650,000	5,674,500
Oil States International, Inc. (a)	560,391	1,395,374
ShawCor Ltd. Class A	1,051,745	1,713,043
Total Energy Services, Inc.	1,430,530	2,125,985
		10,908,902
Oil, Gas & Consumable Fuels - 0.5%
Brigham Minerals, Inc. Class A	750,000	6,615,000

TOTAL ENERGY		17,523,902

FINANCIALS - 16.1%
Banks - 7.6%
BOK Financial Corp.	500,000	29,370,000
Cullen/Frost Bankers, Inc. (b)	300,000	21,081,000
First Citizens Bancshares, Inc.	50,000	23,135,000
First Hawaiian, Inc.	1,000,000	17,260,000
Wintrust Financial Corp.	125,000	6,153,750
		96,999,750
Capital Markets - 1.6%
BrightSphere Investment Group, Inc.	1,500,000	20,700,000
Consumer Finance - 1.3%
Encore Capital Group, Inc. (a)	220,000	7,024,600
First Cash Financial Services, Inc.	175,000	9,107,000
		16,131,600
Diversified Financial Services - 1.9%
Cannae Holdings, Inc. (a)	665,721	24,618,363
Insurance - 3.7%
BRP Group, Inc. (a)	100,000	2,550,000
Enstar Group Ltd. (a)	75,000	12,890,250
First American Financial Corp.	700,000	31,213,000
		46,653,250

TOTAL FINANCIALS		205,102,963

HEALTH CARE - 15.4%
Health Care Equipment & Supplies - 7.2%
Envista Holdings Corp. (a)	1,700,000	44,914,000
Haemonetics Corp. (a)	250,000	25,272,500
Hill-Rom Holdings, Inc.	200,000	18,214,000
Utah Medical Products, Inc.	32,219	2,674,177
		91,074,677
Health Care Providers & Services - 2.9%
Patterson Companies, Inc.	500,000	12,437,500
Premier, Inc.	750,000	24,547,500
		36,985,000
Life Sciences Tools & Services - 4.3%
Charles River Laboratories International, Inc. (a)	160,000	36,432,000
Syneos Health, Inc. (a)	350,000	18,578,000
		55,010,000
Pharmaceuticals - 1.0%
Prestige Brands Holdings, Inc. (a)	400,000	13,212,000

TOTAL HEALTH CARE		196,281,677

INDUSTRIALS - 18.2%
Aerospace & Defense - 1.2%
Ultra Electronics Holdings PLC	600,000	14,613,240
Building Products - 0.3%
Patrick Industries, Inc.	75,000	4,181,250
Commercial Services & Supplies - 3.6%
ABM Industries, Inc.	100,000	3,472,000
Cimpress PLC (a)	300,000	22,020,000
Knoll, Inc.	650,000	7,449,000
The Brink's Co.	300,000	12,849,000
		45,790,000
Construction & Engineering - 0.2%
Mirait Holdings Corp.	150,000	2,135,422
Marine - 0.0%
MPC Container Ships ASA (a)(b)	2,000,000	561,453
Professional Services - 7.8%
ASGN, Inc. (a)	625,000	41,675,000
BG Staffing, Inc.	4,124	32,868
Insperity, Inc.	200,000	15,316,000
Intertrust NV (c)	1,000,000	15,489,845
Kforce, Inc.	300,000	10,410,000
Persol Holdings Co., Ltd.	1,056,500	16,001,962
		98,925,675
Road & Rail - 3.2%
TFI International, Inc.	500,000	22,280,000
TFI International, Inc. (Canada)	425,000	18,922,915
		41,202,915
Trading Companies & Distributors - 1.9%
Beacon Roofing Supply, Inc. (a)	600,000	18,420,000
GMS, Inc. (a)	140,000	3,164,000
MRC Global, Inc. (a)	750,000	3,195,000
		24,779,000

TOTAL INDUSTRIALS		232,188,955

INFORMATION TECHNOLOGY - 18.2%
Electronic Equipment & Components - 6.6%
Flextronics International Ltd. (a)	500,000	7,075,000
Insight Enterprises, Inc. (a)	700,000	37,345,000
Methode Electronics, Inc. Class A	157,799	4,855,475
SYNNEX Corp.	175,000	23,037,000
TTM Technologies, Inc. (a)	1,000,000	11,870,000
		84,182,475
IT Services - 4.1%
Computer Services, Inc.	650,000	39,000,000
Genpact Ltd.	100,000	3,437,000
Poletowin Pitcrew Holdings, Inc.	28,100	244,799
Tucows, Inc. (a)(b)	125,000	9,223,750
		51,905,549
Semiconductors & Semiconductor Equipment - 5.6%
Cirrus Logic, Inc. (a)	150,000	10,330,500
CMC Materials, Inc.	75,000	10,664,250
Ichor Holdings Ltd. (a)	400,000	9,304,000
ON Semiconductor Corp. (a)	1,400,000	35,126,000
SMART Global Holdings, Inc. (a)	250,000	6,597,500
		72,022,250
Software - 1.2%
j2 Global, Inc. (a)	150,000	10,182,000
Zix Corp. (a)	750,000	4,597,500
		14,779,500
Technology Hardware, Storage & Peripherals - 0.7%
Elecom Co. Ltd.	170,000	8,513,676

TOTAL INFORMATION TECHNOLOGY		231,403,450

MATERIALS - 6.0%
Chemicals - 2.3%
Valvoline, Inc.	1,500,000	29,505,000
Construction Materials - 3.4%
Eagle Materials, Inc.	110,000	9,377,500
RHI Magnesita NV	250,000	8,291,200
Wienerberger AG	1,000,000	25,226,319
		42,895,019
Metals & Mining - 0.3%
ERO Copper Corp. (a)	350,000	4,584,178

TOTAL MATERIALS		76,984,197

REAL ESTATE - 9.3%
Equity Real Estate Investment Trusts (REITs) - 4.7%
CareTrust (REIT), Inc.	750,000	12,825,000
Corporate Office Properties Trust (SBI)	750,000	16,822,500
Douglas Emmett, Inc.	1,100,000	25,960,000
iStar Financial, Inc.	355,804	4,198,487
		59,805,987
Real Estate Management & Development - 4.6%
Cushman & Wakefield PLC (a)	1,798,500	21,078,420
Jones Lang LaSalle, Inc.	333,000	37,582,380
		58,660,800

TOTAL REAL ESTATE		118,466,787

UTILITIES - 1.3%
Gas Utilities - 1.3%
Brookfield Infrastructure Corp. A Shares (b)	300,000	16,341,000
TOTAL COMMON STOCKS
(Cost $1,228,443,694)		1,274,488,130

Money Market Funds - 2.6%
Fidelity Cash Central Fund 0.10% (d)	14,529,385	14,532,291
Fidelity Securities Lending Cash Central Fund 0.11% (d)(e)	18,898,822	18,900,711
TOTAL MONEY MARKET FUNDS
(Cost $33,433,002)		33,433,002
TOTAL INVESTMENT IN SECURITIES - 102.6%
(Cost $1,261,876,696)		1,307,921,132
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(32,532,329)
NET ASSETS - 100%		$1,275,388,803

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,489,845 or 1.2% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,692
Fidelity Securities Lending Cash Central Fund	61,202
Total	$70,894

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$20,480,796	$20,480,796	$--	$--
Consumer Discretionary	121,440,129	121,440,129	--	--
Consumer Staples	38,274,274	35,256,000	3,018,274	--
Energy	17,523,902	17,523,902	--	--
Financials	205,102,963	205,102,963	--	--
Health Care	196,281,677	196,281,677	--	--
Industrials	232,188,955	214,051,571	18,137,384	--
Information Technology	231,403,450	222,644,975	8,758,475	--
Materials	76,984,197	76,984,197	--	--
Real Estate	118,466,787	118,466,787	--	--
Utilities	16,341,000	16,341,000	--	--
Money Market Funds	33,433,002	33,433,002	--	--
Total Investments in Securities:	$1,307,921,132	$1,278,006,999	$29,914,133	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	79.5%
Canada	7.0%
United Kingdom	2.9%
Japan	2.2%
Austria	2.0%
Netherlands	1.9%
Ireland	1.7%
Bermuda	1.3%
Others (Individually Less Than 1%)	1.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $18,408,644) — See accompanying schedule: Unaffiliated issuers (cost $1,228,443,694)	$1,274,488,130
Fidelity Central Funds (cost $33,433,002)	33,433,002
Total Investment in Securities (cost $1,261,876,696)		$1,307,921,132
Foreign currency held at value (cost $506,624)		506,624
Receivable for investments sold		22,702,418
Receivable for fund shares sold		179,337
Dividends receivable		519,362
Distributions receivable from Fidelity Central Funds		28,578
Total assets		1,331,857,451
Liabilities
Payable for investments purchased	$795,436
Payable for fund shares redeemed	36,766,514
Other payables and accrued expenses	10,956
Collateral on securities loaned	18,895,742
Total liabilities		56,468,648
Net Assets		$1,275,388,803
Net Assets consist of:
Paid in capital		$1,201,105,314
Total accumulated earnings (loss)		74,283,489
Net Assets		$1,275,388,803
Net Asset Value, offering price and redemption price per share ($1,275,388,803 ÷ 123,275,298 shares)		$10.35

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2020 (Unaudited)
Investment Income
Dividends		$7,504,639
Income from Fidelity Central Funds (including $61,202 from security lending)		70,894
Total income		7,575,533
Expenses
Custodian fees and expenses	$11,441
Independent trustees' fees and expenses	3,366
Miscellaneous	640
Total expenses before reductions	15,447
Expense reductions	(435)
Total expenses after reductions		15,012
Net investment income (loss)		7,560,521
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	76,766,404
Fidelity Central Funds	(2,313)
Foreign currency transactions	40,357
Total net realized gain (loss)		76,804,448
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	128,016,450
Fidelity Central Funds	(694)
Assets and liabilities in foreign currencies	22,424
Total change in net unrealized appreciation (depreciation)		128,038,180
Net gain (loss)		204,842,628
Net increase (decrease) in net assets resulting from operations		$212,403,149

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2020 (Unaudited)	Year ended April 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,560,521	$20,450,929
Net realized gain (loss)	76,804,448	10,909,233
Change in net unrealized appreciation (depreciation)	128,038,180	(328,808,535)
Net increase (decrease) in net assets resulting from operations	212,403,149	(297,448,373)
Distributions to shareholders	(3,503,240)	(104,282,059)
Share transactions
Proceeds from sales of shares	22,236,677	162,970,476
Reinvestment of distributions	3,503,240	104,282,059
Cost of shares redeemed	(111,457,446)	(420,813,186)
Net increase (decrease) in net assets resulting from share transactions	(85,717,529)	(153,560,651)
Total increase (decrease) in net assets	123,182,380	(555,291,083)
Net Assets
Beginning of period	1,152,206,423	1,707,497,506
End of period	$1,275,388,803	$1,152,206,423
Other Information
Shares
Sold	2,203,505	15,022,451
Issued in reinvestment of distributions	337,499	9,302,730
Redeemed	(11,174,165)	(38,384,658)
Net increase (decrease)	(8,633,161)	(14,059,477)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Small Cap Discovery Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$8.73	$11.70	$12.40	$11.69	$10.16	$11.23
Income from Investment Operations
Net investment income (loss)A	.06	.15	.20B	.14	.09C	.03
Net realized and unrealized gain (loss)	1.59	(2.35)	.59	.71	1.49	(.54)
Total from investment operations	1.65	(2.20)	.79	.85	1.58	(.51)
Distributions from net investment income	(.03)	(.16)	(.19)	(.14)	(.05)	(.02)
Distributions from net realized gain	–	(.61)	(1.30)	–	–	(.54)
Total distributions	(.03)	(.77)	(1.49)	(.14)	(.05)	(.56)
Net asset value, end of period	$10.35	$8.73	$11.70	$12.40	$11.69	$10.16
Total ReturnD,E	18.87%	(20.16)%	7.68%	7.33%	15.60%	(4.82)%
Ratios to Average Net AssetsF,G
Expenses before reductions	- %H,I	- %I	- %I	.06%	.87%	.96%
Expenses net of fee waivers, if any	- %H,I	- %I	- %I	.06%	.87%	.96%
Expenses net of all reductions	- %H,I	- %I	- %I	.05%	.86%	.95%
Net investment income (loss)	1.17%H	1.38%	1.73%B	1.15%	.80%C	.29%
Supplemental Data
Net assets, end of period (000 omitted)	$1,275,389	$1,152,206	$1,707,498	$1,714,454	$652,818	$614,362
Portfolio turnover rateJ	34%H	51%	41%	44%	24%	35%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.54%.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .40%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2020

1. Organization.

Fidelity Series Small Cap Discovery Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds and Fidelity managed 529 plans. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$268,949,590
Gross unrealized depreciation	(226,421,448)
Net unrealized appreciation (depreciation)	$42,528,142
Tax cost	$1,265,392,990

The Fund elected to defer to its next fiscal year approximately $52,340,775 of capital losses recognized during the period November 1, 2019 to April 30, 2020.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Small Cap Discovery Fund	212,014,838	285,147,927

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Series Small Cap Discovery Fund	$7,522

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Series Small Cap Discovery Fund	$1,380

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series Small Cap Discovery Fund	$6,153	$–	$–

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $435.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2020 to October 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2020	Ending Account Value October 31, 2020	Expenses Paid During Period-B May 1, 2020 to October 31, 2020
Fidelity Series Small Cap Discovery Fund	- %-C
Actual		$1,000.00	$1,188.70	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Proxy Voting Results

A special meeting of shareholders was held on June 9, 2020. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	153,310,852,719.993	94.554
Withheld	8,830,820,397.844	5.446
TOTAL	162,141,673,117.837	100.000
Donald F. Donahue
Affirmative	153,409,297,334.631	94.614
Withheld	8,732,375,783.206	5.386
TOTAL	162,141,673,117.837	100.000
Bettina Doulton
Affirmative	154,057,198,754.144	95.014
Withheld	8,084,474,363.693	4.986
TOTAL	162,141,673,117.837	100.000
Vicki L. Fuller
Affirmative	154,419,985,979.903	95.238
Withheld	7,721,687,137.934	4.762
TOTAL	162,141,673,117.837	100.00
Patricia L. Kampling
Affirmative	153,773,968,211.778	94.839
Withheld	8,367,704,906.059	5.161
TOTAL	162,141,673,117.837	100.000
Alan J. Lacy
Affirmative	152,412,406,811.772	94.000
Withheld	9,729,266,306.065	6.000
TOTAL	162,141,673,117.837	100.000
Ned C. Lautenbach
Affirmative	151,421,801,314.429	93.389
Withheld	10,719,871,803.408	6.611
TOTAL	162,141,673,117.837	100.000
Robert A. Lawrence
Affirmative	152,467,970,401.411	94.034
Withheld	9,673,702,716.426	5.966
TOTAL	162,141,673,117.837	100.000
Joseph Mauriello
Affirmative	152,391,361,586.517	93.987
Withheld	9,750,311,531.320	6.013
TOTAL	162,141,673,117.837	100.000
Cornelia M. Small
Affirmative	153,101,624,672.870	94.425
Withheld	9,040,048,444.967	5.575
TOTAL	162,141,673,117.837	100.000
Garnett A. Smith
Affirmative	152,502,318,423.900	94.055
Withheld	9,639,354,693.937	5.945
TOTAL	162,141,673,117.837	100.000
David M. Thomas
Affirmative	152,608,626,434.284	94.121
Withheld	9,533,046,683.553	5.879
TOTAL	162,141,673,117.837	100.000
Susan Tomasky
Affirmative	153,605,526,235.885	94.735
Withheld	8,536,146,881.952	5.265
TOTAL	162,141,673,117.837	100.000
Michael E. Wiley
Affirmative	152,567,303,629.801	94.095
Withheld	9,574,369,488.036	5.905
TOTAL	162,141,673,117.837	100.000

PROPOSAL 2

To convert a fundamental investment policy to a non-fundamental investment policy.

	# of Votes	% of Votes
Affirmative	1,056,678,953.660	100.000
Against	0.000	0.000
Abstain	0.000	0.000
Broker Non-Vote	0.000	0.000
TOTAL	1,056,678,953.660	100.000
Proposal 1 reflects trust wide proposal and voting results.

XS4-SANN-1220
1.968032.106

Fidelity® Large Cap Stock K6 Fund

Semi-Annual Report

October 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2020

% of fund's net assets
Microsoft Corp.	7.2
General Electric Co.	5.6
Comcast Corp. Class A	3.8
Apple, Inc.	3.6
Altria Group, Inc.	3.1
Bank of America Corp.	3.1
Exxon Mobil Corp.	3.0
Qualcomm, Inc.	2.8
Wells Fargo & Co.	2.8
Bristol-Myers Squibb Co.	2.6
37.6

Top Five Market Sectors as of October 31, 2020

% of fund's net assets
Information Technology	20.3
Health Care	17.9
Financials	15.9
Industrials	15.0
Communication Services	8.8

Asset Allocation (% of fund's net assets)

As of October 31, 2020*
Stocks	99.3%
Short-Term Investments and Net Other Assets (Liabilities)	0.7%

 * Foreign investments - 10.8%

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
COMMUNICATION SERVICES - 8.8%
Diversified Telecommunication Services - 0.7%
Verizon Communications, Inc.	8,308	$473,473
Entertainment - 2.9%
Activision Blizzard, Inc.	3,367	254,983
Electronic Arts, Inc. (a)	1,732	207,546
Nintendo Co. Ltd. ADR	872	59,061
The Walt Disney Co.	5,390	653,538
Vivendi SA	20,271	585,258
Warner Music Group Corp. Class A	1,964	52,105
		1,812,491
Interactive Media & Services - 1.0%
Alphabet, Inc.:
Class A (a)	129	208,478
Class C (a)	128	207,489
Match Group, Inc. (a)	1,826	213,240
		629,207
Media - 4.2%
Comcast Corp. Class A	57,024	2,408,694
Discovery Communications, Inc. Class A (a)(b)	1,896	38,375
Interpublic Group of Companies, Inc.	12,043	217,858
		2,664,927

TOTAL COMMUNICATION SERVICES		5,580,098

CONSUMER DISCRETIONARY - 5.8%
Auto Components - 0.6%
BorgWarner, Inc.	11,461	400,906
Automobiles - 0.8%
General Motors Co.	14,685	507,073
Distributors - 0.1%
LKQ Corp. (a)	2,426	77,608
Hotels, Restaurants & Leisure - 0.3%
Marriott International, Inc. Class A	273	25,356
Starbucks Corp.	1,696	147,484
		172,840
Household Durables - 1.5%
Mohawk Industries, Inc. (a)	3,274	337,844
Sony Corp. sponsored ADR	1,249	104,491
Whirlpool Corp.	2,654	490,884
		933,219
Internet & Direct Marketing Retail - 1.0%
Expedia, Inc.	1,533	144,332
Ocado Group PLC (a)	963	28,395
The Booking Holdings, Inc. (a)	270	438,075
		610,802
Specialty Retail - 1.4%
Lowe's Companies, Inc.	5,643	892,158
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc. Class B	366	43,949
Tapestry, Inc.	957	21,274
		65,223

TOTAL CONSUMER DISCRETIONARY		3,659,829

CONSUMER STAPLES - 6.5%
Beverages - 1.4%
Anheuser-Busch InBev SA NV ADR	977	50,716
Diageo PLC sponsored ADR	1,363	177,435
Keurig Dr. Pepper, Inc.	1,383	37,203
The Coca-Cola Co.	13,552	651,309
		916,663
Food & Staples Retailing - 0.9%
Performance Food Group Co. (a)	3,502	117,702
Sysco Corp.	6,446	356,528
Walmart, Inc.	732	101,565
		575,795
Household Products - 0.3%
Colgate-Palmolive Co.	87	6,863
Energizer Holdings, Inc.	158	6,217
Spectrum Brands Holdings, Inc.	2,691	153,037
		166,117
Personal Products - 0.1%
Unilever NV	1,419	80,236
Tobacco - 3.8%
Altria Group, Inc.	54,769	1,976,066
British American Tobacco PLC sponsored ADR	13,226	421,645
		2,397,711

TOTAL CONSUMER STAPLES		4,136,522

ENERGY - 6.1%
Energy Equipment & Services - 0.1%
Subsea 7 SA (a)	9,879	65,069
Oil, Gas & Consumable Fuels - 6.0%
Cabot Oil & Gas Corp.	3,070	54,615
Cenovus Energy, Inc. (Canada)	90,953	297,647
Equinor ASA sponsored ADR	40,698	522,155
Exxon Mobil Corp.	57,899	1,888,665
Hess Corp.	18,584	691,696
Kosmos Energy Ltd.	69,471	69,075
Phillips 66 Co.	969	45,214
Royal Dutch Shell PLC Class B sponsored ADR	3,889	93,919
Total SA sponsored ADR	3,137	95,145
		3,758,131

TOTAL ENERGY		3,823,200

FINANCIALS - 15.9%
Banks - 10.3%
Bank of America Corp.	82,249	1,949,301
JPMorgan Chase & Co.	9,315	913,243
M&T Bank Corp.	1,066	110,416
PNC Financial Services Group, Inc.	5,855	655,057
Truist Financial Corp.	15,817	666,212
U.S. Bancorp	11,796	459,454
Wells Fargo & Co.	82,424	1,767,995
		6,521,678
Capital Markets - 3.5%
KKR & Co. LP	9,177	313,395
Morgan Stanley	6,444	310,279
Northern Trust Corp.	9,759	763,837
Raymond James Financial, Inc.	1,744	133,311
State Street Corp.	12,081	711,571
		2,232,393
Consumer Finance - 0.6%
Discover Financial Services	5,518	358,725
Encore Capital Group, Inc. (a)	283	9,036
		367,761
Insurance - 0.4%
Chubb Ltd.	1,265	164,336
The Travelers Companies, Inc.	502	60,596
		224,932
Thrifts & Mortgage Finance - 1.1%
MGIC Investment Corp.	12,858	129,351
Radian Group, Inc.	32,243	578,762
		708,113

TOTAL FINANCIALS		10,054,877

HEALTH CARE - 17.9%
Biotechnology - 2.0%
AbbVie, Inc.	1,493	127,054
ADC Therapeutics SA (a)	1,749	50,179
Alexion Pharmaceuticals, Inc. (a)	4,278	492,569
Alnylam Pharmaceuticals, Inc. (a)	961	118,174
Crinetics Pharmaceuticals, Inc. (a)	1,698	20,512
Gritstone Oncology, Inc. (a)	4,702	12,836
Heron Therapeutics, Inc. (a)	930	15,168
Insmed, Inc. (a)	7,145	235,356
Intercept Pharmaceuticals, Inc. (a)	5,706	158,570
United Therapeutics Corp. (a)	216	28,994
Vaxcyte, Inc.	956	35,726
		1,295,138
Health Care Equipment & Supplies - 1.2%
Becton, Dickinson & Co.	1,015	234,597
Boston Scientific Corp. (a)	14,200	486,634
Intuitive Surgical, Inc. (a)	9	6,004
		727,235
Health Care Providers & Services - 7.1%
AmerisourceBergen Corp.	2,647	254,297
Cardinal Health, Inc.	8,597	393,657
Centene Corp. (a)	1,419	83,863
Cigna Corp.	5,081	848,375
Covetrus, Inc. (a)	3,160	78,020
CVS Health Corp.	17,170	963,065
McKesson Corp.	5,538	816,800
UnitedHealth Group, Inc.	3,474	1,060,056
		4,498,133
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	9,429	8,325
Pharmaceuticals - 7.6%
Bayer AG	14,520	682,303
Bristol-Myers Squibb Co.	28,487	1,665,065
GlaxoSmithKline PLC sponsored ADR	26,798	895,589
Intra-Cellular Therapies, Inc. (a)	566	13,963
Johnson & Johnson	8,571	1,175,170
Pliant Therapeutics, Inc.	1,415	30,592
Sanofi SA sponsored ADR	6,317	286,160
TherapeuticsMD, Inc. (a)(b)	43,465	53,027
		4,801,869

TOTAL HEALTH CARE		11,330,700

INDUSTRIALS - 15.0%
Aerospace & Defense - 1.0%
Airbus Group NV	1,048	76,678
General Dynamics Corp.	1,138	149,454
Huntington Ingalls Industries, Inc.	832	122,703
Raytheon Technologies Corp.	1,390	75,505
Safran SA (a)	513	54,111
The Boeing Co.	1,252	180,776
		659,227
Air Freight & Logistics - 3.8%
FedEx Corp.	2,673	693,563
United Parcel Service, Inc. Class B	10,210	1,604,093
XPO Logistics, Inc. (a)	777	69,930
		2,367,586
Airlines - 0.1%
Ryanair Holdings PLC sponsored ADR (a)	722	58,193
Building Products - 0.2%
Johnson Controls International PLC	2,274	95,986
Commercial Services & Supplies - 0.1%
IAA Spinco, Inc. (a)	921	52,119
Electrical Equipment - 1.4%
Acuity Brands, Inc.	1,480	131,927
Hubbell, Inc. Class B	1,064	154,823
Vertiv Holdings Co.	3,026	53,409
Vertiv Holdings LLC (c)	29,000	511,850
		852,009
Industrial Conglomerates - 5.9%
3M Co.	1,332	213,067
General Electric Co.	476,061	3,532,373
		3,745,440
Machinery - 1.3%
Caterpillar, Inc.	331	51,984
Cummins, Inc.	518	113,903
Flowserve Corp.	4,296	125,100
Fortive Corp.	2,284	140,694
Otis Worldwide Corp.	1,693	103,747
Stanley Black & Decker, Inc.	794	131,963
Westinghouse Air Brake Co.	2,789	165,388
		832,779
Professional Services - 0.0%
Equifax, Inc.	100	13,660
Road & Rail - 1.2%
J.B. Hunt Transport Services, Inc.	989	120,401
Knight-Swift Transportation Holdings, Inc. Class A	11,067	420,435
Lyft, Inc. (a)	2,591	59,153
Ryder System, Inc.	3,439	169,405
		769,394
Trading Companies & Distributors - 0.0%
Beijer Ref AB (B Shares)	442	12,209

TOTAL INDUSTRIALS		9,458,602

INFORMATION TECHNOLOGY - 20.3%
Electronic Equipment & Components - 0.1%
CDW Corp.	202	24,765
Vontier Corp. (a)	914	26,268
		51,033
IT Services - 3.7%
Amadeus IT Holding SA Class A	800	38,191
Fidelity National Information Services, Inc.	3,196	398,190
Gartner, Inc. (a)	37	4,444
Genpact Ltd.	2,935	100,876
IBM Corp.	964	107,640
MasterCard, Inc. Class A	662	191,080
Snowflake Computing, Inc.	141	35,253
Twilio, Inc. Class A (a)	160	44,635
Unisys Corp. (a)	12,153	159,690
Visa, Inc. Class A	6,768	1,229,813
		2,309,812
Semiconductors & Semiconductor Equipment - 3.5%
Analog Devices, Inc.	900	106,677
Applied Materials, Inc.	2,154	127,581
Intel Corp.	1,060	46,937
Lam Research Corp.	248	84,836
Marvell Technology Group Ltd.	2,359	88,486
Qualcomm, Inc.	14,342	1,769,229
		2,223,746
Software - 9.2%
Autodesk, Inc. (a)	822	193,614
Dynatrace, Inc. (a)	2,290	80,860
Elastic NV (a)	1,604	162,662
Microsoft Corp.	22,537	4,563,069
Parametric Technology Corp. (a)	1,195	100,237
SAP SE sponsored ADR	6,083	649,847
Workday, Inc. Class A (a)	460	96,655
		5,846,944
Technology Hardware, Storage & Peripherals - 3.8%
Apple, Inc.	21,107	2,297,708
Samsung Electronics Co. Ltd.	1,900	95,295
		2,393,003

TOTAL INFORMATION TECHNOLOGY		12,824,538

MATERIALS - 2.2%
Chemicals - 1.3%
DuPont de Nemours, Inc.	9,227	524,832
Intrepid Potash, Inc. (a)	72	719
Livent Corp. (a)	566	6,085
Nutrien Ltd.	4,496	182,769
PPG Industries, Inc.	968	125,569
		839,974
Metals & Mining - 0.9%
BHP Billiton Ltd. sponsored ADR (b)	6,203	298,426
Freeport-McMoRan, Inc.	15,766	273,382
		571,808

TOTAL MATERIALS		1,411,782

REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
American Tower Corp.	724	166,267
Equinix, Inc.	145	106,030
		272,297
UTILITIES - 0.4%
Electric Utilities - 0.3%
Entergy Corp.	776	78,547
Southern Co.	1,743	100,135
		178,682
Multi-Utilities - 0.1%
CenterPoint Energy, Inc.	2,571	54,325
Sempra Energy	208	26,075
		80,400

TOTAL UTILITIES		259,082

TOTAL COMMON STOCKS
(Cost $62,861,307)		62,811,527

Money Market Funds - 1.3%
Fidelity Cash Central Fund 0.10% (d)	406,880	406,961
Fidelity Securities Lending Cash Central Fund 0.11% (d)(e)	406,789	406,829
TOTAL MONEY MARKET FUNDS
(Cost $813,790)		813,790
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $63,675,097)		63,625,317
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(373,183)
NET ASSETS - 100%		$63,252,134

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $511,850 or 0.8% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Vertiv Holdings LLC	2/6/20	$290,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$677
Fidelity Securities Lending Cash Central Fund	8,845
Total	$9,522

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$5,580,098	$5,580,098	$--	$--
Consumer Discretionary	3,659,829	3,659,829	--	--
Consumer Staples	4,136,522	4,136,522	--	--
Energy	3,823,200	3,823,200	--	--
Financials	10,054,877	10,054,877	--	--
Health Care	11,330,700	10,648,397	682,303	--
Industrials	9,458,602	9,327,813	130,789	--
Information Technology	12,824,538	12,729,243	95,295	--
Materials	1,411,782	1,411,782	--	--
Real Estate	272,297	272,297	--	--
Utilities	259,082	259,082	--	--
Money Market Funds	813,790	813,790	--	--
Total Investments in Securities:	$63,625,317	$62,716,930	$908,387	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.2%
United Kingdom	2.6%
Germany	2.1%
France	1.7%
Others (Individually Less Than 1%)	4.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $387,639) — See accompanying schedule: Unaffiliated issuers (cost $62,861,307)	$62,811,527
Fidelity Central Funds (cost $813,790)	813,790
Total Investment in Securities (cost $63,675,097)		$63,625,317
Receivable for investments sold		25,436
Receivable for fund shares sold		91,109
Dividends receivable		76,418
Distributions receivable from Fidelity Central Funds		1,088
Other receivables		1,058
Total assets		63,820,426
Liabilities
Payable for investments purchased	$112,587
Payable for fund shares redeemed	23,182
Accrued management fee	25,651
Collateral on securities loaned	406,872
Total liabilities		568,292
Net Assets		$63,252,134
Net Assets consist of:
Paid in capital		$61,234,635
Total accumulated earnings (loss)		2,017,499
Net Assets		$63,252,134
Net Asset Value, offering price and redemption price per share ($63,252,134 ÷ 5,745,951 shares)		$11.01

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2020 (Unaudited)
Investment Income
Dividends		$896,967
Income from Fidelity Central Funds (including $8,845 from security lending)		9,522
Total income		906,489
Expenses
Management fee	$165,690
Independent trustees' fees and expenses	203
Miscellaneous	792
Total expenses before reductions	166,685
Expense reductions	(2,051)
Total expenses after reductions		164,634
Net investment income (loss)		741,855
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,245,783
Fidelity Central Funds	11
Foreign currency transactions	(181)
Total net realized gain (loss)		2,245,613
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	2,862,750
Fidelity Central Funds	(94)
Assets and liabilities in foreign currencies	141
Total change in net unrealized appreciation (depreciation)		2,862,797
Net gain (loss)		5,108,410
Net increase (decrease) in net assets resulting from operations		$5,850,265

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2020 (Unaudited)	Year ended April 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$741,855	$1,657,861
Net realized gain (loss)	2,245,613	1,099,618
Change in net unrealized appreciation (depreciation)	2,862,797	(9,621,009)
Net increase (decrease) in net assets resulting from operations	5,850,265	(6,863,530)
Distributions to shareholders	(927,346)	(2,242,462)
Share transactions
Proceeds from sales of shares	7,628,939	18,179,108
Reinvestment of distributions	927,346	2,242,462
Cost of shares redeemed	(20,968,728)	(27,741,705)
Net increase (decrease) in net assets resulting from share transactions	(12,412,443)	(7,320,135)
Total increase (decrease) in net assets	(7,489,524)	(16,426,127)
Net Assets
Beginning of period	70,741,658	87,167,785
End of period	$63,252,134	$70,741,658
Other Information
Shares
Sold	704,828	1,601,758
Issued in reinvestment of distributions	80,569	187,273
Redeemed	(1,863,651)	(2,473,530)
Net increase (decrease)	(1,078,254)	(684,499)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Large Cap Stock K6 Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2020	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.37	$11.61	$11.00	$10.00
Income from Investment Operations
Net investment income (loss)B	.11	.23	.23	.16
Net realized and unrealized gain (loss)	.66	(1.15)	.84	.91
Total from investment operations	.77	(.92)	1.07	1.07
Distributions from net investment income	(.08)	(.24)	(.20)	(.05)
Distributions from net realized gain	(.06)	(.08)	(.26)	(.01)
Total distributions	(.13)C	(.32)	(.46)	(.07)C
Net asset value, end of period	$11.01	$10.37	$11.61	$11.00
Total ReturnD,E	7.39%	(8.32)%	10.12%	10.65%
Ratios to Average Net AssetsF,G
Expenses before reductions	.45%H	.45%	.45%	.45%H
Expenses net of fee waivers, if any	.45%H	.45%	.45%	.45%H
Expenses net of all reductions	.45%H	.45%	.44%	.45%H
Net investment income (loss)	2.02%H	2.05%	2.09%	1.55%H
Supplemental Data
Net assets, end of period (000 omitted)	$63,252	$70,742	$87,168	$84,217
Portfolio turnover rateI	19%H,J	30%J	49%J	67%H,J

 A For the period May 25, 2017 (commencement of operations) to April 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2020

1. Organization.

Fidelity Large Cap Stock K6 Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$11,886,320
Gross unrealized depreciation	(12,315,669)
Net unrealized appreciation (depreciation)	$(429,349)
Tax cost	$64,054,666

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Large Cap Stock K6 Fund	6,816,108	14,065,822

Unaffiliated Redemptions In-Kind. During the period, 362,213 shares of the Fund were redeemed in-kind for cash with a value of $4,150,955. The net realized gain of $1,008,338 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Unaffiliated Exchanges In-Kind. During the prior period, the Fund received investments and cash valued at $1,207,059 in exchange for 107,485 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Large Cap Stock K6 Fund	$543

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Large Cap Stock K6 Fund	$82

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Large Cap Stock K6 Fund	$893	$4,487	$52,681

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $2,022 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $29.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2020 to October 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2020	Ending Account Value October 31, 2020	Expenses Paid During Period-B May 1, 2020 to October 31, 2020
Fidelity Large Cap Stock K6 Fund	.45%
Actual		$1,000.00	$1,073.90	$2.35
Hypothetical-C		$1,000.00	$1,022.94	$2.29

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Proxy Voting Results

A special meeting of shareholders was held on June 9, 2020. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	153,310,852,719.993	94.554
Withheld	8,830,820,397.844	5.446
TOTAL	162,141,673,117.837	100.000
Donald F. Donahue
Affirmative	153,409,297,334.631	94.614
Withheld	8,732,375,783.206	5.386
TOTAL	162,141,673,117.837	100.000
Bettina Doulton
Affirmative	154,057,198,754.144	95.014
Withheld	8,084,474,363.693	4.986
TOTAL	162,141,673,117.837	100.000
Vicki L. Fuller
Affirmative	154,419,985,979.903	95.238
Withheld	7,721,687,137.934	4.762
TOTAL	162,141,673,117.837	100.00
Patricia L. Kampling
Affirmative	153,773,968,211.778	94.839
Withheld	8,367,704,906.059	5.161
TOTAL	162,141,673,117.837	100.000
Alan J. Lacy
Affirmative	152,412,406,811.772	94.000
Withheld	9,729,266,306.065	6.000
TOTAL	162,141,673,117.837	100.000
Ned C. Lautenbach
Affirmative	151,421,801,314.429	93.389
Withheld	10,719,871,803.408	6.611
TOTAL	162,141,673,117.837	100.000
Robert A. Lawrence
Affirmative	152,467,970,401.411	94.034
Withheld	9,673,702,716.426	5.966
TOTAL	162,141,673,117.837	100.000
Joseph Mauriello
Affirmative	152,391,361,586.517	93.987
Withheld	9,750,311,531.320	6.013
TOTAL	162,141,673,117.837	100.000
Cornelia M. Small
Affirmative	153,101,624,672.870	94.425
Withheld	9,040,048,444.967	5.575
TOTAL	162,141,673,117.837	100.000
Garnett A. Smith
Affirmative	152,502,318,423.900	94.055
Withheld	9,639,354,693.937	5.945
TOTAL	162,141,673,117.837	100.000
David M. Thomas
Affirmative	152,608,626,434.284	94.121
Withheld	9,533,046,683.553	5.879
TOTAL	162,141,673,117.837	100.000
Susan Tomasky
Affirmative	153,605,526,235.885	94.735
Withheld	8,536,146,881.952	5.265
TOTAL	162,141,673,117.837	100.000
Michael E. Wiley
Affirmative	152,567,303,629.801	94.095
Withheld	9,574,369,488.036	5.905
TOTAL	162,141,673,117.837	100.000

PROPOSAL 2

To convert a fundamental investment policy to a non-fundamental investment policy.

	# of Votes	% of Votes
Affirmative	372,523,266.327	68.230
Against	75,977,805.915	13.916
Abstain	97,481,434.610	17.854
Broker Non-Vote	0.000	0.000
TOTAL	545,982,506.852	100.000
Proposal 1 reflects trust wide proposal and voting results.

LCSK6-SANN-1220
1.9883970.103

Fidelity® Small Cap Stock K6 Fund

Semi-Annual Report

October 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2020

% of fund's net assets
Kogan.Com Ltd.	3.1
Insperity, Inc.	3.1
Primerica, Inc.	2.3
Encore Capital Group, Inc.	2.2
Bygghemma Group First AB	2.2
Chemed Corp.	2.1
Insight Enterprises, Inc.	1.8
Charles River Laboratories International, Inc.	1.8
SYNNEX Corp.	1.7
DFB Healthcare Acquisitions Co.	1.7
22.0

Top Five Market Sectors as of October 31, 2020

% of fund's net assets
Health Care	19.2
Consumer Discretionary	18.4
Information Technology	17.2
Financials	15.2
Industrials	11.5

Asset Allocation (% of fund's net assets)

As of October 31, 2020 *
Stocks	99.3%
Short-Term Investments and Net Other Assets (Liabilities)	0.7%

 * Foreign investments - 25.7%

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
COMMUNICATION SERVICES - 4.8%
Diversified Telecommunication Services - 1.6%
Alaska Communication Systems Group, Inc.	31,813	$60,763
Consolidated Communications Holdings, Inc. (a)	5,094	23,789
GCI Liberty, Inc. (a)	12,879	1,046,161
LICT Corp. (a)	3	51,000
		1,181,713
Entertainment - 0.6%
Glu Mobile, Inc. (a)	52,617	376,738
Stillfront Group AB (a)	569	66,758
		443,496
Interactive Media & Services - 0.5%
EverQuote, Inc. Class A (a)	5,033	168,555
Zoominfo Technologies, Inc.	5,429	206,248
		374,803
Media - 2.1%
AMC Networks, Inc. Class A (a)(b)	9,250	196,563
Cogeco Communications, Inc.	14,513	1,010,888
Nexstar Broadcasting Group, Inc. Class A	5,043	415,543
		1,622,994

TOTAL COMMUNICATION SERVICES		3,623,006

CONSUMER DISCRETIONARY - 18.4%
Diversified Consumer Services - 1.5%
Career Education Corp. (a)	98,888	1,116,446
Hotels, Restaurants & Leisure - 0.5%
International Game Technology PLC	47,646	391,174
Household Durables - 3.8%
Legacy Housing Corp. (a)	22,590	307,450
LGI Homes, Inc. (a)	11,171	1,193,956
TRI Pointe Homes, Inc. (a)	9,524	156,479
Tupperware Brands Corp.	38,876	1,233,147
		2,891,032
Internet & Direct Marketing Retail - 7.1%
1-800-FLOWERS.com, Inc. Class A (a)(b)	21,088	418,175
Bygghemma Group First AB (a)	106,897	1,669,815
Kogan.Com Ltd.	164,429	2,380,276
Liquidity Services, Inc. (a)	17,600	150,128
Stamps.com, Inc. (a)	1,210	270,120
Temple & Webster Group Ltd. (a)	64,106	470,733
		5,359,247
Leisure Products - 0.4%
American Outdoor Brands, Inc. (a)	8,701	131,646
Vista Outdoor, Inc. (a)	10,317	203,967
		335,613
Specialty Retail - 5.0%
At Home Group, Inc. (a)	35,322	575,395
Lyko Group AB (A Shares) (a)(b)	16,832	643,136
Michaels Companies, Inc. (a)(b)	152,797	1,239,184
Musti Group OYJ	41,241	944,776
Williams-Sonoma, Inc.	3,914	356,996
		3,759,487
Textiles, Apparel & Luxury Goods - 0.1%
Fashionette AG	2,000	69,180

TOTAL CONSUMER DISCRETIONARY		13,922,179

CONSUMER STAPLES - 6.2%
Beverages - 0.1%
National Beverage Corp. (a)(b)	1,200	93,948
Food & Staples Retailing - 1.9%
BJ's Wholesale Club Holdings, Inc. (a)	29,140	1,115,771
SpartanNash Co.	19,440	357,890
		1,473,661
Food Products - 0.3%
Laird Superfood, Inc.	300	13,800
Seaboard Corp.	60	206,700
		220,500
Household Products - 1.7%
Central Garden & Pet Co. Class A (non-vtg.) (a)	1,544	54,642
Spectrum Brands Holdings, Inc.	22,158	1,260,125
		1,314,767
Personal Products - 2.2%
Herbalife Nutrition Ltd. (a)	12,300	555,222
Nu Skin Enterprises, Inc. Class A	21,808	1,076,225
		1,631,447

TOTAL CONSUMER STAPLES		4,734,323

ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Oil States International, Inc. (a)	13,411	33,393
Profire Energy, Inc. (a)	12,095	7,874
		41,267
FINANCIALS - 15.2%
Banks - 0.5%
CIT Group, Inc.	13,100	385,795
Capital Markets - 5.4%
Ares Management Corp.	26,000	1,099,800
Donnelley Financial Solutions, Inc. (a)	27,460	346,820
Euronext NV (c)	2,184	227,779
Impax Asset Management Group PLC	129,064	902,893
LPL Financial	14,905	1,191,357
StepStone Group, Inc. Class A	11,660	299,779
		4,068,428
Consumer Finance - 3.6%
Encore Capital Group, Inc. (a)	52,314	1,670,386
LendingTree, Inc. (a)(b)	2,452	793,443
Nelnet, Inc. Class A	1,437	87,714
PRA Group, Inc. (a)	4,498	153,517
		2,705,060
Diversified Financial Services - 1.3%
Hypoport AG (a)	960	502,570
Jefferies Financial Group, Inc.	24,171	471,576
		974,146
Insurance - 3.0%
First American Financial Corp.	12,902	575,300
Primerica, Inc.	15,734	1,734,516
		2,309,816
Thrifts & Mortgage Finance - 1.4%
NMI Holdings, Inc. (a)	50,539	1,086,083

TOTAL FINANCIALS		11,529,328

HEALTH CARE - 19.2%
Biotechnology - 1.3%
Bioventix PLC	1,195	63,705
Castle Biosciences, Inc. (a)	6,803	315,863
Emergent BioSolutions, Inc. (a)(b)	5,503	495,105
Essex Bio-Technology Ltd.	123,835	70,763
		945,436
Health Care Equipment & Supplies - 4.9%
Alphatec Holdings, Inc. (a)	53,122	453,662
Hamilton Thorne Ltd. (a)	144,960	137,093
Medistim ASA	11,514	249,658
Meridian Bioscience, Inc. (a)	62,926	1,079,181
Neuronetics, Inc. (a)	13,960	69,102
Pro-Dex, Inc. (a)	2,700	94,635
Semler Scientific, Inc. (a)	5,985	341,145
TransMedics Group, Inc. (a)	15,430	184,851
Tristel PLC	77,177	489,916
Utah Medical Products, Inc.	7,605	631,215
		3,730,458
Health Care Providers & Services - 5.5%
Chemed Corp.	3,277	1,567,455
DFB Healthcare Acquisitions Co. (a)	47,186	1,288,178
InfuSystems Holdings, Inc. (a)	27,849	343,100
Patterson Companies, Inc.	11,396	283,476
Viemed Healthcare, Inc. (a)	80,395	645,067
		4,127,276
Health Care Technology - 3.5%
Change Healthcare, Inc. (a)	38,172	540,134
Inovalon Holdings, Inc. Class A (a)	65,948	1,252,353
Instem PLC (a)	3,407	20,524
Medley, Inc. (a)	10,368	582,366
Phreesia, Inc. (a)	1,200	44,364
Schrodinger, Inc.	4,600	224,388
		2,664,129
Life Sciences Tools & Services - 3.4%
10X Genomics, Inc. (a)	1,629	223,010
Berkeley Lights, Inc. (a)	85	6,168
Charles River Laboratories International, Inc. (a)	5,843	1,330,451
Diaceutics PLC (a)	58,119	103,528
ICON PLC (a)	3,828	690,188
Medpace Holdings, Inc. (a)	2,189	242,848
		2,596,193
Pharmaceuticals - 0.6%
BioSyent, Inc. (a)	17,631	92,635
Dechra Pharmaceuticals PLC	8,309	375,890
		468,525

TOTAL HEALTH CARE		14,532,017

INDUSTRIALS - 11.5%
Building Products - 1.7%
Builders FirstSource, Inc. (a)	33,923	1,027,867
Reliance Worldwide Corp. Ltd.	94,000	271,353
		1,299,220
Commercial Services & Supplies - 1.2%
Sdiptech AB (a)	32,143	577,956
VSE Corp.	12,601	364,925
		942,881
Machinery - 1.4%
Allison Transmission Holdings, Inc.	3,177	114,849
Hurco Companies, Inc.	15,067	449,599
NN, Inc. (a)	46,087	247,026
Park-Ohio Holdings Corp.	11,891	234,728
		1,046,202
Marine - 0.3%
SITC International Holdings Co. Ltd.	137,890	212,727
Professional Services - 5.5%
Barrett Business Services, Inc.	5,568	329,904
Franklin Covey Co. (a)	16,441	278,182
Insperity, Inc.	30,688	2,350,087
Red Violet, Inc. (a)(b)	19,072	396,698
SHL-JAPAN Ltd.	3,323	77,117
Talenom OYJ	47,290	539,748
TriNet Group, Inc. (a)	2,600	179,192
		4,150,928
Trading Companies & Distributors - 1.4%
GMS, Inc. (a)	30,372	686,407
Titan Machinery, Inc. (a)	16,658	249,703
WESCO International, Inc. (a)	3,001	123,761
		1,059,871

TOTAL INDUSTRIALS		8,711,829

INFORMATION TECHNOLOGY - 17.2%
Electronic Equipment & Components - 3.5%
Insight Enterprises, Inc. (a)	25,010	1,334,284
SYNNEX Corp.	9,985	1,314,425
		2,648,709
IT Services - 4.1%
BASE, Inc.	5,208	558,224
Bouvet ASA	3,861	236,190
Computer Services, Inc.	9,492	569,520
Liberated Syndication, Inc. (a)	13,301	50,544
MoneyGram International, Inc. (a)	142,200	732,330
Nuvei Corp. (a)(c)	300	11,148
Prodware (a)	8,538	48,526
Shift4 Payments, Inc.	10,751	547,333
Sylogist Ltd.	41,840	309,333
		3,063,148
Semiconductors & Semiconductor Equipment - 0.6%
ON Semiconductor Corp. (a)	7,423	186,243
Synaptics, Inc. (a)	3,668	281,226
		467,469
Software - 9.0%
24sevenoffice Scandinavia AB (a)	117,741	463,110
Admicom OYJ	8,392	977,374
Avaya Holdings Corp. (a)	37,566	646,135
ChannelAdvisor Corp. (a)	46,201	748,456
Ebix, Inc.	16,355	295,371
Elmo Software Ltd. (a)	52,268	205,293
Energy One Ltd.	4,178	11,937
Essensys Group Ltd. PLC (a)	16,524	28,364
Fabasoft AG	874	41,123
Freee KK (a)	279	21,831
GetBusy PLC (a)	161,442	167,318
Issuer Direct Corp. (a)	6,100	122,488
Kaonavi, Inc. (a)	1,139	62,068
LeadDesk Oyj (a)	1,397	36,120
Lightspeed POS, Inc. (Canada)(a)	27,681	885,509
Money Forward, Inc. (a)	1,994	180,396
MSL Solutions Ltd. (a)	718,419	35,598
NICE Systems Ltd. sponsored ADR (a)(b)	4,799	1,095,420
Park City Group, Inc. (a)	46,119	200,156
Smaregi, Inc. (a)	1,328	47,834
Tenable Holdings, Inc. (a)	8,597	293,244
Upsales Technology AB (a)	23,413	105,246
Vitec Software Group AB	5,217	162,401
		6,832,792

TOTAL INFORMATION TECHNOLOGY		13,012,118

MATERIALS - 3.6%
Chemicals - 0.0%
Core Molding Technologies, Inc. (a)	2,837	21,817
Containers & Packaging - 1.4%
Sealed Air Corp.	4,156	164,536
UFP Technologies, Inc. (a)	14,967	554,677
WestRock Co.	8,451	317,335
		1,036,548
Metals & Mining - 1.0%
Reliance Steel & Aluminum Co.	3,650	397,814
Steel Dynamics, Inc.	12,500	393,500
		791,314
Paper & Forest Products - 1.2%
Schweitzer-Mauduit International, Inc.	27,272	905,430

TOTAL MATERIALS		2,755,109

REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Essential Properties Realty Trust, Inc.	5,119	84,566
Gaming & Leisure Properties	7,238	263,101
		347,667
Real Estate Management & Development - 1.2%
Jones Lang LaSalle, Inc.	7,851	886,064
Mainstreet Equity Corp. (a)	600	29,084
		915,148

TOTAL REAL ESTATE		1,262,815

UTILITIES - 1.5%
Electric Utilities - 1.3%
IDACORP, Inc.	7,572	664,292
Portland General Electric Co.	8,000	314,400
		978,692
Gas Utilities - 0.2%
Chesapeake Utilities Corp.	1,885	183,241

TOTAL UTILITIES		1,161,933

TOTAL COMMON STOCKS
(Cost $61,005,072)		75,285,924

Money Market Funds - 6.1%
Fidelity Cash Central Fund 0.10% (d)	346,877	346,947
Fidelity Securities Lending Cash Central Fund 0.11% (d)(e)	4,317,866	4,318,298
TOTAL MONEY MARKET FUNDS
(Cost $4,665,245)		4,665,245
TOTAL INVESTMENT IN SECURITIES - 105.4%
(Cost $65,670,317)		79,951,169
NET OTHER ASSETS (LIABILITIES) - (5.4)%		(4,117,068)
NET ASSETS - 100%		$75,834,101

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $238,927 or 0.3% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$321
Fidelity Securities Lending Cash Central Fund	28,861
Total	$29,182

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

The value, beginning of period, for the Fidelity Securities Lending Cash Central Fund was $5,465,884. Net realized gain (loss) and change in net unrealized appreciation (depreciation) on Fidelity Securities Lending Cash Central Fund is presented in the Statement of Operations, if applicable. Purchases and sales of the Fidelity Securities Lending Cash Central Fund were $20,101,218 and $21,248,804, respectively, during the period.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$3,623,006	$3,623,006	$--	$--
Consumer Discretionary	13,922,179	11,071,170	2,851,009	--
Consumer Staples	4,734,323	4,734,323	--	--
Energy	41,267	41,267	--	--
Financials	11,529,328	11,529,328	--	--
Health Care	14,532,017	13,949,651	582,366	--
Industrials	8,711,829	8,363,359	348,470	--
Information Technology	13,012,118	11,888,937	1,123,181	--
Materials	2,755,109	2,755,109	--	--
Real Estate	1,262,815	1,262,815	--	--
Utilities	1,161,933	1,161,933	--	--
Money Market Funds	4,665,245	4,665,245	--	--
Total Investments in Securities:	$79,951,169	$75,046,143	$4,905,026	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	74.3%
Sweden	4.8%
Australia	4.4%
Canada	4.0%
United Kingdom	3.3%
Finland	3.2%
Japan	2.0%
Cayman Islands	1.2%
Others (Individually Less Than 1%)	2.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $4,080,368) — See accompanying schedule: Unaffiliated issuers (cost $61,005,072)	$75,285,924
Fidelity Central Funds (cost $4,665,245)	4,665,245
Total Investment in Securities (cost $65,670,317)		$79,951,169
Cash		96,900
Receivable for investments sold		916,241
Receivable for fund shares sold		62,755
Dividends receivable		15,740
Distributions receivable from Fidelity Central Funds		3,343
Other receivables		8,616
Total assets		81,054,764
Liabilities
Payable for investments purchased	$807,779
Payable for fund shares redeemed	54,277
Accrued management fee	40,499
Collateral on securities loaned	4,318,108
Total liabilities		5,220,663
Net Assets		$75,834,101
Net Assets consist of:
Paid in capital		$72,781,480
Total accumulated earnings (loss)		3,052,621
Net Assets		$75,834,101
Net Asset Value, offering price and redemption price per share ($75,834,101 ÷ 6,781,146 shares)		$11.18

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2020 (Unaudited)
Investment Income
Dividends		$320,227
Income from Fidelity Central Funds (including $28,861 from security lending)		29,182
Total income		349,409
Expenses
Management fee	$241,278
Independent trustees' fees and expenses	213
Miscellaneous	(143)
Total expenses before reductions	241,348
Expense reductions	(17,847)
Total expenses after reductions		223,501
Net investment income (loss)		125,908
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(304,785)
Fidelity Central Funds	(25)
Foreign currency transactions	2,273
Total net realized gain (loss)		(302,537)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	15,401,838
Fidelity Central Funds	(18)
Assets and liabilities in foreign currencies	(1,091)
Total change in net unrealized appreciation (depreciation)		15,400,729
Net gain (loss)		15,098,192
Net increase (decrease) in net assets resulting from operations		$15,224,100

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2020 (Unaudited)	Year ended April 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$125,908	$515,330
Net realized gain (loss)	(302,537)	(8,132,596)
Change in net unrealized appreciation (depreciation)	15,400,729	(7,313,132)
Net increase (decrease) in net assets resulting from operations	15,224,100	(14,930,398)
Distributions to shareholders	(61,765)	(790,593)
Share transactions
Proceeds from sales of shares	3,833,593	19,208,447
Reinvestment of distributions	61,765	790,593
Cost of shares redeemed	(15,252,909)	(20,935,231)
Net increase (decrease) in net assets resulting from share transactions	(11,357,551)	(936,191)
Total increase (decrease) in net assets	3,804,784	(16,657,182)
Net Assets
Beginning of period	72,029,317	88,686,499
End of period	$75,834,101	$72,029,317
Other Information
Shares
Sold	353,754	1,744,147
Issued in reinvestment of distributions	5,698	69,431
Redeemed	(1,377,008)	(1,959,228)
Net increase (decrease)	(1,017,556)	(145,650)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Small Cap Stock K6 Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2020	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$9.24	$11.16	$11.02	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.06	.08C	.06
Net realized and unrealized gain (loss)	1.93	(1.88)	.57	1.02
Total from investment operations	1.95	(1.82)	.65	1.08
Distributions from net investment income	(.01)	(.10)	(.05)	(.03)
Distributions from net realized gain	–	–	(.46)	(.04)
Total distributions	(.01)	(.10)	(.51)	(.06)D
Net asset value, end of period	$11.18	$9.24	$11.16	$11.02
Total ReturnE,F	21.08%	(16.50)%	6.43%	10.83%
Ratios to Average Net AssetsG,H
Expenses before reductions	.60%I	.60%	.60%	.60%I
Expenses net of fee waivers, if any	.60%I	.60%	.60%	.60%I
Expenses net of all reductions	.56%I	.60%	.59%	.59%I
Net investment income (loss)	.31%I	.58%	.71%C	.56%I
Supplemental Data
Net assets, end of period (000 omitted)	$75,834	$72,029	$88,686	$96,525
Portfolio turnover rateJ	134%I,K	73%K	75%K	90%I,K

 A For the period May 25, 2017 (commencement of operations) to April 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .47%.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2020

1. Organization.

Fidelity Small Cap Stock K6 Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds,including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$18,169,569
Gross unrealized depreciation	(4,270,823)
Net unrealized appreciation (depreciation)	$13,898,746
Tax cost	$66,052,423

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Small Cap Stock K6 Fund	52,345,742	59,744,526

Unaffiliated Redemptions In-Kind. During the period, 369,492 shares of the Fund were redeemed in-kind for investments and cash with a value of $4,171,562. The net realized gain of $1,380,106 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Unaffiliated Exchanges In-Kind. During the prior period, the Fund received investments and cash valued at $10,629,621 in exchange for 954,953 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .60% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Small Cap Stock K6 Fund	$3,529

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Small Cap Stock K6 Fund	$87

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Small Cap Stock K6 Fund	$957	$316	$31,316

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $17,843 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $4.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2020 to October 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2020	Ending Account Value October 31, 2020	Expenses Paid During Period-B May 1, 2020 to October 31, 2020
Fidelity Small Cap Stock K6 Fund	.60%
Actual		$1,000.00	$1,210.80	$3.34
Hypothetical-C		$1,000.00	$1,022.18	$3.06

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Proxy Voting Results

A special meeting of shareholders was held on June 9, 2020. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	153,310,852,719.993	94.554
Withheld	8,830,820,397.844	5.446
TOTAL	162,141,673,117.837	100.000
Donald F. Donahue
Affirmative	153,409,297,334.631	94.614
Withheld	8,732,375,783.206	5.386
TOTAL	162,141,673,117.837	100.000
Bettina Doulton
Affirmative	154,057,198,754.144	95.014
Withheld	8,084,474,363.693	4.986
TOTAL	162,141,673,117.837	100.000
Vicki L. Fuller
Affirmative	154,419,985,979.903	95.238
Withheld	7,721,687,137.934	4.762
TOTAL	162,141,673,117.837	100.00
Patricia L. Kampling
Affirmative	153,773,968,211.778	94.839
Withheld	8,367,704,906.059	5.161
TOTAL	162,141,673,117.837	100.000
Alan J. Lacy
Affirmative	152,412,406,811.772	94.000
Withheld	9,729,266,306.065	6.000
TOTAL	162,141,673,117.837	100.000
Ned C. Lautenbach
Affirmative	151,421,801,314.429	93.389
Withheld	10,719,871,803.408	6.611
TOTAL	162,141,673,117.837	100.000
Robert A. Lawrence
Affirmative	152,467,970,401.411	94.034
Withheld	9,673,702,716.426	5.966
TOTAL	162,141,673,117.837	100.000
Joseph Mauriello
Affirmative	152,391,361,586.517	93.987
Withheld	9,750,311,531.320	6.013
TOTAL	162,141,673,117.837	100.000
Cornelia M. Small
Affirmative	153,101,624,672.870	94.425
Withheld	9,040,048,444.967	5.575
TOTAL	162,141,673,117.837	100.000
Garnett A. Smith
Affirmative	152,502,318,423.900	94.055
Withheld	9,639,354,693.937	5.945
TOTAL	162,141,673,117.837	100.000
David M. Thomas
Affirmative	152,608,626,434.284	94.121
Withheld	9,533,046,683.553	5.879
TOTAL	162,141,673,117.837	100.000
Susan Tomasky
Affirmative	153,605,526,235.885	94.735
Withheld	8,536,146,881.952	5.265
TOTAL	162,141,673,117.837	100.000
Michael E. Wiley
Affirmative	152,567,303,629.801	94.095
Withheld	9,574,369,488.036	5.905
TOTAL	162,141,673,117.837	100.000

PROPOSAL 2

To convert a fundamental investment policy to a non-fundamental investment policy.

	# of Votes	% of Votes
Affirmative	372,523,266.327	68.230
Against	75,977,805.915	13.916
Abstain	97,481,434.610	17.854
Broker Non-Vote	0.000	0.000
TOTAL	545,982,506.852	100.000
Proposal 1 reflects trust wide proposal and voting results.

SLCXK6-SANN-1220
1.9883974.103

Fidelity Flex® Funds

Fidelity Flex® Large Cap Value Fund (formerly Fidelity Flex® Large Cap Value II Fund)

Semi-Annual Report

October 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
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Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2020

% of fund's net assets
Berkshire Hathaway, Inc. Class B	2.6
JPMorgan Chase & Co.	2.4
Johnson & Johnson	2.2
Walmart, Inc.	1.8
Procter & Gamble Co.	1.7
Verizon Communications, Inc.	1.6
Bank of America Corp.	1.5
The Walt Disney Co.	1.4
Medtronic PLC	1.4
Danaher Corp.	1.4
18.0

Top Five Market Sectors as of October 31, 2020

% of fund's net assets
Financials	18.2
Health Care	14.8
Industrials	14.2
Communication Services	9.2
Consumer Discretionary	8.8

Asset Allocation (% of fund's net assets)

As of October 31, 2020 *
Stocks and Equity Futures	99.8%
Short-Term Investments and Net Other Assets (Liabilities)	0.2%

 * Foreign investments - 5.9%

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
COMMUNICATION SERVICES - 9.2%
Diversified Telecommunication Services - 3.0%
AT&T, Inc.	9,530	$257,501
CenturyLink, Inc.	6,409	55,246
Verizon Communications, Inc.	6,306	359,379
		672,126
Entertainment - 2.1%
Activision Blizzard, Inc.	403	30,519
Cinemark Holdings, Inc.	1,779	14,570
Electronic Arts, Inc. (a)	923	110,603
Madison Square Garden Entertainment Corp. (a)	30	1,950
The Walt Disney Co.	2,672	323,980
		481,622
Interactive Media & Services - 2.4%
Alphabet, Inc.:
Class A (a)	102	164,843
Class C (a)	150	243,152
Facebook, Inc. Class A (a)	194	51,043
Zillow Group, Inc. Class C (a)	939	83,214
		542,252
Media - 1.7%
Comcast Corp. Class A	6,423	271,308
Liberty Media Corp.:
Liberty Media Class A (a)	159	5,295
Liberty SiriusXM Series A (a)	1,754	60,636
Liberty SiriusXM Series C (a)	1,069	36,987
ViacomCBS, Inc. Class B	513	14,656
		388,882

TOTAL COMMUNICATION SERVICES		2,084,882

CONSUMER DISCRETIONARY - 8.8%
Auto Components - 0.2%
BorgWarner, Inc.	1,103	38,583
Lear Corp.	100	12,081
		50,664
Automobiles - 0.5%
Ford Motor Co.	10,566	81,675
General Motors Co.	1,026	35,428
		117,103
Distributors - 0.3%
LKQ Corp. (a)	1,824	58,350
Diversified Consumer Services - 0.0%
Frontdoor, Inc. (a)	146	5,785
Hotels, Restaurants & Leisure - 2.6%
Carnival Corp.	6,907	94,695
Darden Restaurants, Inc.	259	23,807
Hyatt Hotels Corp. Class A	121	6,672
McDonald's Corp.	600	127,800
MGM Mirage, Inc.	1,687	34,702
Royal Caribbean Cruises Ltd.	2,079	117,297
Starbucks Corp.	271	23,566
Vail Resorts, Inc.	260	60,330
Wyndham Destinations, Inc.	1,571	51,262
Wynn Resorts Ltd.	275	19,918
Yum! Brands, Inc.	339	31,639
		591,688
Household Durables - 2.6%
D.R. Horton, Inc.	2,176	145,379
Lennar Corp. Class A	953	66,929
M.D.C. Holdings, Inc.	1,271	55,314
Meritage Homes Corp. (a)	566	49,293
Mohawk Industries, Inc. (a)	323	33,330
Newell Brands, Inc.	2,460	43,444
NVR, Inc. (a)	2	7,906
PulteGroup, Inc.	2,677	109,115
Taylor Morrison Home Corp. (a)	752	16,243
Tempur Sealy International, Inc. (a)	141	12,549
Whirlpool Corp.	183	33,848
		573,350
Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc. (a)	8	24,289
Leisure Products - 0.2%
Brunswick Corp.	291	18,540
Polaris, Inc.	166	15,083
		33,623
Multiline Retail - 0.6%
Dollar Tree, Inc. (a)	143	12,916
Target Corp.	860	130,909
		143,825
Specialty Retail - 1.5%
Aaron's Holdings Co., Inc.	614	32,088
Advance Auto Parts, Inc.	25	3,682
AutoNation, Inc. (a)	701	39,768
Dick's Sporting Goods, Inc.	221	12,520
Foot Locker, Inc.	395	14,568
Lowe's Companies, Inc.	398	62,924
The Home Depot, Inc.	649	173,095
		338,645
Textiles, Apparel & Luxury Goods - 0.2%
Carter's, Inc.	177	14,417
NIKE, Inc. Class B	24	2,882
Tapestry, Inc.	1,219	27,098
		44,397

TOTAL CONSUMER DISCRETIONARY		1,981,719

CONSUMER STAPLES - 8.0%
Beverages - 1.5%
Molson Coors Beverage Co. Class B	982	34,625
PepsiCo, Inc.	563	75,042
The Coca-Cola Co.	4,765	229,006
		338,673
Food & Staples Retailing - 1.9%
U.S. Foods Holding Corp. (a)	726	15,173
Walmart, Inc.	2,891	401,126
		416,299
Food Products - 1.6%
Archer Daniels Midland Co.	2,058	95,162
General Mills, Inc.	168	9,932
Ingredion, Inc.	67	4,750
Mondelez International, Inc.	1,857	98,644
The Hershey Co.	144	19,794
TreeHouse Foods, Inc. (a)	45	1,748
Tyson Foods, Inc. Class A	2,201	125,963
		355,993
Household Products - 2.5%
Colgate-Palmolive Co.	1,690	133,324
Kimberly-Clark Corp.	269	35,667
Procter & Gamble Co.	2,862	392,380
		561,371
Personal Products - 0.0%
Coty, Inc. Class A	1,504	4,362
Tobacco - 0.5%
Philip Morris International, Inc.	1,640	116,473

TOTAL CONSUMER STAPLES		1,793,171

ENERGY - 3.4%
Energy Equipment & Services - 0.5%
Halliburton Co.	2,042	24,627
Schlumberger Ltd.	4,184	62,509
TechnipFMC PLC	4,131	22,844
		109,980
Oil, Gas & Consumable Fuels - 2.9%
Chevron Corp.	2,912	202,384
Cimarex Energy Co.	546	13,852
ConocoPhillips Co.	3,609	103,290
Devon Energy Corp.	1,256	11,216
EOG Resources, Inc.	3,948	135,180
Exxon Mobil Corp.	3,030	98,839
Kinder Morgan, Inc.	5,166	61,475
Marathon Oil Corp.	2,921	11,567
Pioneer Natural Resources Co.	185	14,719
		652,522

TOTAL ENERGY		762,502

FINANCIALS - 18.2%
Banks - 6.8%
Associated Banc-Corp.	265	3,628
Bank of America Corp.	14,403	341,351
Citigroup, Inc.	5,190	214,970
Citizens Financial Group, Inc.	2,807	76,491
First Horizon National Corp.	846	8,807
Huntington Bancshares, Inc.	2,253	23,521
JPMorgan Chase & Co.	5,553	544,416
M&T Bank Corp.	416	43,089
PacWest Bancorp	536	10,313
Regions Financial Corp.	4,452	59,212
U.S. Bancorp	613	23,876
Umpqua Holdings Corp.	672	8,440
Webster Financial Corp.	300	9,663
Wells Fargo & Co.	7,618	163,406
		1,531,183
Capital Markets - 3.9%
Bank of New York Mellon Corp.	4,298	147,679
BlackRock, Inc. Class A	40	23,968
Charles Schwab Corp.	2,302	94,635
CME Group, Inc.	91	13,716
Federated Hermes, Inc. Class B (non-vtg.)	446	10,659
Franklin Resources, Inc.	979	18,356
Goldman Sachs Group, Inc.	510	96,410
Intercontinental Exchange, Inc.	665	62,776
Invesco Ltd.	4,387	57,514
LPL Financial	555	44,361
Morgan Stanley	4,295	206,804
State Street Corp.	1,708	100,601
Stifel Financial Corp.	81	4,735
		882,214
Consumer Finance - 0.8%
American Express Co.	231	21,076
Capital One Financial Corp.	367	26,820
Discover Financial Services	281	18,268
OneMain Holdings, Inc.	489	17,061
SLM Corp.	5,240	48,156
Synchrony Financial	1,864	46,637
		178,018
Diversified Financial Services - 2.7%
Berkshire Hathaway, Inc. Class B (a)	2,911	587,716
Jefferies Financial Group, Inc.	853	16,642
		604,358
Insurance - 3.7%
AFLAC, Inc.	100	3,395
Allstate Corp.	1,404	124,605
American Financial Group, Inc.	380	28,477
Arch Capital Group Ltd. (a)	734	22,174
Assured Guaranty Ltd.	644	16,441
Chubb Ltd.	540	70,151
First American Financial Corp.	2,128	94,888
FNF Group	2,443	76,441
Hanover Insurance Group, Inc.	204	19,515
Hartford Financial Services Group, Inc.	1,937	74,613
Markel Corp. (a)	12	11,194
Old Republic International Corp.	1,129	18,380
Primerica, Inc.	324	35,718
Progressive Corp.	1,148	105,501
Prudential Financial, Inc.	386	24,712
Selective Insurance Group, Inc.	265	13,796
Unum Group	2,883	50,914
W.R. Berkley Corp.	614	36,914
Willis Towers Watson PLC	74	13,504
		841,333
Mortgage Real Estate Investment Trusts - 0.1%
AGNC Investment Corp.	921	12,866
Blackstone Mortgage Trust, Inc.	96	2,083
Starwood Property Trust, Inc.	1,522	21,262
		36,211
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp.	2,643	26,589
Radian Group, Inc.	698	12,529
		39,118

TOTAL FINANCIALS		4,112,435

HEALTH CARE - 14.8%
Biotechnology - 1.3%
AbbVie, Inc.	1,022	86,972
Alexion Pharmaceuticals, Inc. (a)	44	5,066
Amgen, Inc.	57	12,366
Biogen, Inc. (a)	329	82,931
Gilead Sciences, Inc.	1,997	116,126
		303,461
Health Care Equipment & Supplies - 5.5%
Abbott Laboratories	2,714	285,269
Baxter International, Inc.	94	7,292
Becton, Dickinson & Co.	214	49,462
Boston Scientific Corp. (a)	1,070	36,669
Danaher Corp.	1,380	316,765
Hill-Rom Holdings, Inc.	902	82,145
Hologic, Inc. (a)	1,973	135,782
Medtronic PLC	3,160	317,801
		1,231,185
Health Care Providers & Services - 2.9%
Anthem, Inc.	292	79,658
Cigna Corp.	306	51,093
CVS Health Corp.	3,591	201,419
DaVita HealthCare Partners, Inc. (a)	352	30,360
Humana, Inc.	392	156,518
McKesson Corp.	525	77,432
UnitedHealth Group, Inc.	156	47,602
		644,082
Health Care Technology - 0.0%
Cerner Corp.	107	7,500
Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc.	144	68,129
Pharmaceuticals - 4.8%
Bristol-Myers Squibb Co.	2,894	169,154
Johnson & Johnson	3,550	486,741
Merck & Co., Inc.	1,354	101,834
Mylan NV (a)	5,486	79,766
Pfizer, Inc.	6,794	241,051
		1,078,546

TOTAL HEALTH CARE		3,332,903

INDUSTRIALS - 14.2%
Aerospace & Defense - 2.1%
Curtiss-Wright Corp.	653	55,087
Harris Corp.	551	88,772
Moog, Inc. Class A	723	45,108
Parsons Corp. (a)	1,259	39,684
Raytheon Technologies Corp.	2,267	123,143
Teledyne Technologies, Inc. (a)	38	11,748
The Boeing Co.	691	99,773
		463,315
Air Freight & Logistics - 0.1%
FedEx Corp.	102	26,466
Airlines - 0.4%
Copa Holdings SA Class A	881	43,416
Southwest Airlines Co.	1,351	53,405
		96,821
Building Products - 1.6%
Carrier Global Corp.	4,158	138,836
Fortune Brands Home & Security, Inc.	1,115	90,170
Johnson Controls International PLC	1,284	54,198
Owens Corning	117	7,660
Simpson Manufacturing Co. Ltd.	291	25,818
UFP Industries, Inc.	937	46,766
		363,448
Commercial Services & Supplies - 1.0%
Cintas Corp.	135	42,464
Republic Services, Inc.	1,340	118,148
UniFirst Corp.	198	32,434
Waste Management, Inc.	336	36,258
		229,304
Construction & Engineering - 0.6%
EMCOR Group, Inc.	1,495	101,944
Quanta Services, Inc.	575	35,897
		137,841
Electrical Equipment - 1.2%
Acuity Brands, Inc.	229	20,413
AMETEK, Inc.	232	22,782
Eaton Corp. PLC	1,340	139,079
Emerson Electric Co.	185	11,986
Hubbell, Inc. Class B	126	18,334
nVent Electric PLC	1,548	27,941
Regal Beloit Corp.	38	3,749
Rockwell Automation, Inc.	143	33,908
		278,192
Industrial Conglomerates - 1.4%
General Electric Co.	27,840	206,573
Honeywell International, Inc.	705	116,290
		322,863
Machinery - 3.7%
AGCO Corp.	1,666	128,332
Allison Transmission Holdings, Inc.	1,077	38,934
Caterpillar, Inc.	1,391	218,457
Cummins, Inc.	544	119,620
Deere & Co.	502	113,407
Dover Corp.	137	15,167
ITT, Inc.	167	10,105
Oshkosh Corp.	56	3,772
Otis Worldwide Corp.	1,075	65,876
Parker Hannifin Corp.	230	47,923
Rexnord Corp.	1,507	48,345
Timken Co.	328	19,582
		829,520
Professional Services - 0.3%
FTI Consulting, Inc. (a)	261	25,698
Manpower, Inc.	224	15,203
Nielsen Holdings PLC	1,770	23,913
		64,814
Road & Rail - 1.7%
CSX Corp.	1,595	125,909
Kansas City Southern	16	2,818
Norfolk Southern Corp.	408	85,321
Schneider National, Inc. Class B	1,352	29,825
Union Pacific Corp.	257	45,538
Werner Enterprises, Inc.	2,282	86,762
		376,173
Trading Companies & Distributors - 0.1%
HD Supply Holdings, Inc. (a)	383	15,266

TOTAL INDUSTRIALS		3,204,023

INFORMATION TECHNOLOGY - 8.7%
Communications Equipment - 0.9%
Ciena Corp. (a)	228	8,981
Cisco Systems, Inc.	5,000	179,500
F5 Networks, Inc. (a)	79	10,502
		198,983
Electronic Equipment & Components - 0.4%
Corning, Inc.	778	24,873
FLIR Systems, Inc.	753	26,122
National Instruments Corp.	628	19,644
SYNNEX Corp.	264	34,753
		105,392
IT Services - 2.0%
Amdocs Ltd.	991	55,873
Automatic Data Processing, Inc.	150	23,694
CACI International, Inc. Class A (a)	120	25,024
Fastly, Inc. Class A (a)	264	16,767
Fidelity National Information Services, Inc.	305	38,000
Global Payments, Inc.	92	14,512
IBM Corp.	865	96,586
ManTech International Corp. Class A	53	3,439
PayPal Holdings, Inc. (a)	430	80,036
Twilio, Inc. Class A (a)	345	96,245
		450,176
Semiconductors & Semiconductor Equipment - 2.8%
Amkor Technology, Inc.	1,184	14,030
Applied Materials, Inc.	1,592	94,294
Broadcom, Inc.	28	9,790
Cirrus Logic, Inc. (a)	702	48,347
Intel Corp.	4,268	188,987
Micron Technology, Inc. (a)	1,105	55,626
NVIDIA Corp.	71	35,597
ON Semiconductor Corp. (a)	1,806	45,313
Qualcomm, Inc.	996	122,867
Synaptics, Inc. (a)	246	18,861
		633,712
Software - 2.1%
Box, Inc. Class A (a)	1,274	19,747
Crowdstrike Holdings, Inc. (a)	298	36,904
Dropbox, Inc. Class A (a)	992	18,114
FireEye, Inc. (a)	2,809	38,877
Microsoft Corp.	508	102,855
Nuance Communications, Inc. (a)	1,515	48,344
Proofpoint, Inc. (a)	215	20,584
Salesforce.com, Inc. (a)	131	30,427
Synopsys, Inc. (a)	270	57,742
Verint Systems, Inc. (a)	471	22,853
Workday, Inc. Class A (a)	257	54,001
Workiva, Inc. (a)	316	17,478
		467,926
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.	985	107,227

TOTAL INFORMATION TECHNOLOGY		1,963,416

MATERIALS - 5.1%
Chemicals - 2.0%
CF Industries Holdings, Inc.	2,453	67,727
DuPont de Nemours, Inc.	1,952	111,030
Eastman Chemical Co.	1,239	100,161
Huntsman Corp.	2,844	69,081
Linde PLC	365	80,424
NewMarket Corp.	9	3,219
W.R. Grace & Co.	225	9,785
		441,427
Construction Materials - 0.3%
Martin Marietta Materials, Inc.	43	11,453
Vulcan Materials Co.	460	66,626
		78,079
Containers & Packaging - 0.3%
Graphic Packaging Holding Co.	2,658	35,325
WestRock Co.	648	24,332
		59,657
Metals & Mining - 2.5%
Arconic Rolled Products Corp. (a)	132	2,870
Freeport-McMoRan, Inc.	5,246	90,966
Hecla Mining Co.	6,988	32,005
Newmont Corp.	3,138	197,192
Reliance Steel & Aluminum Co.	938	102,233
Royal Gold, Inc.	996	118,335
Steel Dynamics, Inc.	807	25,404
		569,005

TOTAL MATERIALS		1,148,168

REAL ESTATE - 3.7%
Equity Real Estate Investment Trusts (REITs) - 3.7%
American Homes 4 Rent Class A	1,826	51,621
American Tower Corp.	182	41,796
Apple Hospitality (REIT), Inc.	849	8,405
AvalonBay Communities, Inc.	410	57,043
Columbia Property Trust, Inc.	787	8,326
Crown Castle International Corp.	497	77,631
Digital Realty Trust, Inc.	1,175	169,553
EastGroup Properties, Inc.	30	3,992
Equinix, Inc.	108	78,974
Equity Commonwealth	825	21,797
Equity Residential (SBI)	154	7,235
Gaming & Leisure Properties	769	27,953
Highwoods Properties, Inc. (SBI)	65	1,935
Life Storage, Inc.	502	57,303
Paramount Group, Inc.	1,583	9,150
Park Hotels & Resorts, Inc.	6,067	60,245
Potlatch Corp.	393	16,329
Prologis (REIT), Inc.	47	4,662
Public Storage	152	34,819
SBA Communications Corp. Class A	213	61,849
Ventas, Inc.	791	31,221
Weyerhaeuser Co.	245	6,686
		838,525
Real Estate Management & Development - 0.0%
Jones Lang LaSalle, Inc.	58	6,546

TOTAL REAL ESTATE		845,071

UTILITIES - 5.0%
Electric Utilities - 3.0%
American Electric Power Co., Inc.	261	23,472
Avangrid, Inc.	143	7,056
Duke Energy Corp.	842	77,557
Entergy Corp.	354	35,832
Evergy, Inc.	373	20,590
Eversource Energy	289	25,221
Exelon Corp.	2,601	103,754
FirstEnergy Corp.	183	5,439
Hawaiian Electric Industries, Inc.	145	4,791
IDACORP, Inc.	124	10,879
NextEra Energy, Inc.	1,708	125,043
NRG Energy, Inc.	1,143	36,142
OGE Energy Corp.	1,897	58,371
Portland General Electric Co.	1,480	58,164
PPL Corp.	2,954	81,235
Xcel Energy, Inc.	70	4,902
		678,448
Gas Utilities - 0.3%
UGI Corp.	2,015	65,165
Independent Power and Renewable Electricity Producers - 0.4%
The AES Corp.	2,465	48,068
Vistra Corp.	3,091	53,691
		101,759
Multi-Utilities - 1.2%
Ameren Corp.	883	71,629
Dominion Energy, Inc.	211	16,952
DTE Energy Co.	473	58,378
MDU Resources Group, Inc.	2,915	69,260
NorthWestern Energy Corp.	86	4,483
Public Service Enterprise Group, Inc.	719	41,810
		262,512
Water Utilities - 0.1%
American Water Works Co., Inc.	103	15,503
Essential Utilities, Inc.	124	5,109
		20,612

TOTAL UTILITIES		1,128,496

TOTAL COMMON STOCKS
(Cost $22,803,610)		22,356,786

Money Market Funds - 0.7%
Fidelity Cash Central Fund 0.10% (b)
(Cost $149,352)	149,323	149,352
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $22,952,962)		22,506,138
NET OTHER ASSETS (LIABILITIES) - 0.2%		54,041
NET ASSETS - 100%		$22,560,179

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1	Dec. 2020	$163,235	$(2,629)	$(2,629)

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $328,430.

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$371
Total	$371

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$2,084,882	$2,084,882	$--	$--
Consumer Discretionary	1,981,719	1,981,719	--	--
Consumer Staples	1,793,171	1,793,171	--	--
Energy	762,502	762,502	--	--
Financials	4,112,435	4,112,435	--	--
Health Care	3,332,903	3,332,903	--	--
Industrials	3,204,023	3,204,023	--	--
Information Technology	1,963,416	1,963,416	--	--
Materials	1,148,168	1,148,168	--	--
Real Estate	845,071	845,071	--	--
Utilities	1,128,496	1,128,496	--	--
Money Market Funds	149,352	149,352	--	--
Total Investments in Securities:	$22,506,138	$22,506,138	$--	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(2,629)	$(2,629)	$--	$--
Total Liabilities	$(2,629)	$(2,629)	$--	$--
Total Derivative Instruments:	$(2,629)	$(2,629)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(2,629)
Total Equity Risk	0	(2,629)
Total Value of Derivatives	$0	$(2,629)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $22,803,610)	$22,356,786
Fidelity Central Funds (cost $149,352)	149,352
Total Investment in Securities (cost $22,952,962)		$22,506,138
Segregated cash with brokers for derivative instruments		12,000
Receivable for fund shares sold		20,439
Dividends receivable		34,262
Distributions receivable from Fidelity Central Funds		72
Total assets		22,572,911
Liabilities
Payable for fund shares redeemed	$10,852
Payable for daily variation margin on futures contracts	1,880
Total liabilities		12,732
Net Assets		$22,560,179
Net Assets consist of:
Paid in capital		$23,045,128
Total accumulated earnings (loss)		(484,949)
Net Assets		$22,560,179
Net Asset Value, offering price and redemption price per share ($22,560,179 ÷ 2,370,341 shares)		$9.52

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2020 (Unaudited)
Investment Income
Dividends		$246,884
Income from Fidelity Central Funds		371
Total income		247,255
Expenses
Independent trustees' fees and expenses	$52
Miscellaneous	87
Total expenses before reductions	139
Expense reductions	(66)
Total expenses after reductions		73
Net investment income (loss)		247,182
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(118,904)
Fidelity Central Funds	(39)
Futures contracts	85,689
Total net realized gain (loss)		(33,254)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	968,340
Fidelity Central Funds	(71)
Futures contracts	(21,713)
Total change in net unrealized appreciation (depreciation)		946,556
Net gain (loss)		913,302
Net increase (decrease) in net assets resulting from operations		$1,160,484

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2020 (Unaudited)	For the period June 27, 2019 (commencement of operations) to April 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$247,182	$482,424
Net realized gain (loss)	(33,254)	(200,224)
Change in net unrealized appreciation (depreciation)	946,556	(1,396,009)
Net increase (decrease) in net assets resulting from operations	1,160,484	(1,113,809)
Distributions to shareholders	(68,838)	(381,002)
Share transactions
Proceeds from sales of shares	7,974,520	37,185,870
Reinvestment of distributions	68,838	381,002
Cost of shares redeemed	(4,553,383)	(18,093,503)
Net increase (decrease) in net assets resulting from share transactions	3,489,975	19,473,369
Total increase (decrease) in net assets	4,581,621	17,978,558
Net Assets
Beginning of period	17,978,558	–
End of period	$22,560,179	$17,978,558
Other Information
Shares
Sold	830,222	3,748,876
Issued in reinvestment of distributions	7,068	35,213
Redeemed	(483,027)	(1,768,011)
Net increase (decrease)	354,263	2,016,078

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Large Cap Value Fund

	Six months ended (Unaudited) October 31,	Year endedApril 30,
	2020	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$8.92	$10.00
Income from Investment Operations
Net investment income (loss)B	.12	.22
Net realized and unrealized gain (loss)	.51	(1.10)
Total from investment operations	.63	(.88)
Distributions from net investment income	(.03)	(.18)
Distributions from net realized gain	–	(.03)
Total distributions	(.03)	(.20)C
Net asset value, end of period	$9.52	$8.92
Total ReturnD,E	7.09%	(9.15)%
Ratios to Average Net AssetsF,G
Expenses before reductions	- %H,I	.01%H
Expenses net of fee waivers, if anyI	- %H	- %H
Expenses net of all reductionsI	- %H	- %H
Net investment income (loss)	2.47%H	2.63%H
Supplemental Data
Net assets, end of period (000 omitted)	$22,560	$17,979
Portfolio turnover rateJ	68%H	134%H

 A For the period June 27, 2019 (commencement of operations) to April 30, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2020

1. Organization.

Fidelity Flex Large Cap Value Fund (the Fund) (formerly Fidelity Flex Large Cap Value II Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,583,827
Gross unrealized depreciation	(2,103,832)
Net unrealized appreciation (depreciation)	$(520,005)
Tax cost	$23,023,514

The Fund elected to defer to its next fiscal year approximately $147,506 of capital losses recognized during the period November 1, 2019 to April 30, 2020.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Large Cap Value Fund	10,923,572	6,617,106

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Flex Large Cap Value Fund	$21

During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

During the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $66.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2020 to October 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2020	Ending Account Value October 31, 2020	Expenses Paid During Period-B May 1, 2020 to October 31, 2020
Fidelity Flex Large Cap Value Fund	- %-C
Actual		$1,000.00	$1,070.90	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Flex Large Cap Value Fund (formerly Fidelity Flex Large Cap Value II Fund)

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement (Sub-Advisory Agreement) with Geode Capital Management, LLC (Geode). FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

Approval of Amended and Restated Advisory Contracts.  At its November 2019 meeting, the Board unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) for a stub period of January 1, 2020 through January 31, 2020 in connection with a consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FMR Co., Inc. (FMRC) expected to merge with and into FMR and, after the merger, FMR expected to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FMRC upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees paid by the fund.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's and Geode's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the fund is available exclusively to certain Fidelity fee-based programs. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of the program fees. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund with limited exceptions.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's and Geode's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity and Geode in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Amended and Restated Contracts should be approved and the fund's Advisory Contracts should be renewed.

Proxy Voting Results

A special meeting of shareholders was held on June 9, 2020. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	153,310,852,719.993	94.554
Withheld	8,830,820,397.844	5.446
TOTAL	162,141,673,117.837	100.000
Donald F. Donahue
Affirmative	153,409,297,334.631	94.614
Withheld	8,732,375,783.206	5.386
TOTAL	162,141,673,117.837	100.000
Bettina Doulton
Affirmative	154,057,198,754.144	95.014
Withheld	8,084,474,363.693	4.986
TOTAL	162,141,673,117.837	100.000
Vicki L. Fuller
Affirmative	154,419,985,979.903	95.238
Withheld	7,721,687,137.934	4.762
TOTAL	162,141,673,117.837	100.00
Patricia L. Kampling
Affirmative	153,773,968,211.778	94.839
Withheld	8,367,704,906.059	5.161
TOTAL	162,141,673,117.837	100.000
Alan J. Lacy
Affirmative	152,412,406,811.772	94.000
Withheld	9,729,266,306.065	6.000
TOTAL	162,141,673,117.837	100.000
Ned C. Lautenbach
Affirmative	151,421,801,314.429	93.389
Withheld	10,719,871,803.408	6.611
TOTAL	162,141,673,117.837	100.000
Robert A. Lawrence
Affirmative	152,467,970,401.411	94.034
Withheld	9,673,702,716.426	5.966
TOTAL	162,141,673,117.837	100.000
Joseph Mauriello
Affirmative	152,391,361,586.517	93.987
Withheld	9,750,311,531.320	6.013
TOTAL	162,141,673,117.837	100.000
Cornelia M. Small
Affirmative	153,101,624,672.870	94.425
Withheld	9,040,048,444.967	5.575
TOTAL	162,141,673,117.837	100.000
Garnett A. Smith
Affirmative	152,502,318,423.900	94.055
Withheld	9,639,354,693.937	5.945
TOTAL	162,141,673,117.837	100.000
David M. Thomas
Affirmative	152,608,626,434.284	94.121
Withheld	9,533,046,683.553	5.879
TOTAL	162,141,673,117.837	100.000
Susan Tomasky
Affirmative	153,605,526,235.885	94.735
Withheld	8,536,146,881.952	5.265
TOTAL	162,141,673,117.837	100.000
Michael E. Wiley
Affirmative	152,567,303,629.801	94.095
Withheld	9,574,369,488.036	5.905
TOTAL	162,141,673,117.837	100.000

PROPOSAL 2

To convert a fundamental investment policy to a non-fundamental investment policy.

	# of Votes	% of Votes
Affirmative	372,523,266.327	68.230
Against	75,977,805.915	13.916
Abstain	97,481,434.610	17.854
Broker Non-Vote	0.000	0.000
TOTAL	545,982,506.852	100.000
Proposal 1 reflects trust wide proposal and voting results.

FLV-SANN-1220
1.9893833.101

Fidelity® Mid-Cap Stock K6 Fund

Semi-Annual Report

October 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2020

% of fund's net assets
Generac Holdings, Inc.	2.1
Molina Healthcare, Inc.	1.9
NVR, Inc.	1.8
WNS Holdings Ltd. sponsored ADR	1.6
Hologic, Inc.	1.4
Radian Group, Inc.	1.3
First Horizon National Corp.	1.3
Huntington Bancshares, Inc.	1.2
Donaldson Co., Inc.	1.2
Alliant Energy Corp.	1.2
15.0

Top Five Market Sectors as of October 31, 2020

% of fund's net assets
Financials	20.0
Industrials	19.4
Consumer Discretionary	14.8
Information Technology	10.3
Health Care	7.4

Asset Allocation (% of fund's net assets)

As of October 31, 2020 *
Stocks	98.4%
Short-Term Investments and Net Other Assets (Liabilities)	1.6%

 * Foreign investments - 17.3%

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
COMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 0.5%
Cogent Communications Group, Inc.	8,458	$471,956
Iridium Communications, Inc. (a)	6,529	172,431
		644,387
Media - 1.5%
Interpublic Group of Companies, Inc.	38,300	692,847
Nexstar Broadcasting Group, Inc. Class A	8,155	671,972
Omnicom Group, Inc.	14,176	669,107
		2,033,926

TOTAL COMMUNICATION SERVICES		2,678,313

CONSUMER DISCRETIONARY - 14.8%
Automobiles - 1.1%
Aston Martin Lagonda Global Holdings PLC (a)(b)(c)	337,136	236,942
Fiat Chrysler Automobiles NV	97,942	1,203,707
		1,440,649
Hotels, Restaurants & Leisure - 3.2%
Boyd Gaming Corp.	20,844	661,172
Churchill Downs, Inc.	6,682	996,620
Dunkin' Brands Group, Inc.	13,018	1,298,025
Wyndham Hotels & Resorts, Inc.	25,760	1,198,098
		4,153,915
Household Durables - 3.8%
D.R. Horton, Inc.	19,968	1,334,062
Lennar Corp. Class A	9,205	646,467
Mohawk Industries, Inc. (a)	6,282	648,240
NVR, Inc. (a)	589	2,328,370
		4,957,139
Internet & Direct Marketing Retail - 0.2%
Farfetch Ltd. Class A (a)	9,500	267,235
THG Holdings Ltd.	5,000	42,726
		309,961
Leisure Products - 1.0%
American Outdoor Brands, Inc. (a)	6,937	104,957
Peloton Interactive, Inc. Class A (a)	6,357	700,605
Smith & Wesson Brands, Inc.	28,449	471,969
		1,277,531
Multiline Retail - 0.4%
Dollar General Corp.	2,577	537,846
Specialty Retail - 2.8%
AutoZone, Inc. (a)	668	754,159
Best Buy Co., Inc.	6,434	717,713
National Vision Holdings, Inc.(a)	29,962	1,208,367
Ross Stores, Inc.	10,387	884,661
		3,564,900
Textiles, Apparel & Luxury Goods - 2.3%
Brunello Cucinelli SpA	46,871	1,406,195
PVH Corp.	9,402	548,043
Tapestry, Inc.	30,823	685,195
Under Armour, Inc. Class A (sub. vtg.) (a)	24,744	342,457
		2,981,890

TOTAL CONSUMER DISCRETIONARY		19,223,831

CONSUMER STAPLES - 3.6%
Food & Staples Retailing - 0.7%
Kroger Co.	26,473	852,695
Food Products - 2.4%
Bunge Ltd.	10,112	573,654
Conagra Brands, Inc.	16,385	574,950
Greencore Group PLC	365,230	427,969
JDE Peet's BV	9,113	324,772
Lamb Weston Holdings, Inc.	7,290	462,551
Sanderson Farms, Inc.	5,871	751,312
		3,115,208
Personal Products - 0.5%
Edgewell Personal Care Co. (a)	26,602	697,504

TOTAL CONSUMER STAPLES		4,665,407

ENERGY - 5.3%
Energy Equipment & Services - 0.6%
Borr Drilling Ltd. (a)(b)	21,299	8,277
Oceaneering International, Inc. (a)	44,223	180,430
Schlumberger Ltd.	38,835	580,195
		768,902
Oil, Gas & Consumable Fuels - 4.7%
Cabot Oil & Gas Corp.	56,178	999,407
Cenovus Energy, Inc. (Canada)	131,310	429,717
Cheniere Energy, Inc. (a)	23,087	1,105,175
GasLog Ltd.	27,649	65,805
Golar LNG Ltd. (a)(b)	43,526	328,621
Hess Corp.	37,114	1,381,383
Kosmos Energy Ltd.	1,779	1,769
New Fortress Energy LLC	21,514	777,301
The Williams Companies, Inc.	54,948	1,054,452
		6,143,630

TOTAL ENERGY		6,912,532

FINANCIALS - 20.0%
Banks - 8.4%
BOK Financial Corp.	7,200	422,928
Comerica, Inc.	25,909	1,179,119
Cullen/Frost Bankers, Inc.	15,190	1,067,401
First Horizon National Corp.	158,081	1,645,623
Huntington Bancshares, Inc.	154,803	1,616,143
M&T Bank Corp.	14,056	1,455,920
Signature Bank	11,149	900,170
UMB Financial Corp.	13,760	837,571
WesBanco, Inc.	15,600	378,924
Wintrust Financial Corp.	28,371	1,396,704
		10,900,503
Capital Markets - 3.4%
Cboe Global Markets, Inc.	4,790	389,379
Lazard Ltd. Class A	19,062	641,818
Northern Trust Corp.	11,373	890,165
Raymond James Financial, Inc.	6,598	504,351
The NASDAQ OMX Group, Inc.	5,397	652,983
TPG Specialty Lending, Inc.	42,737	703,451
Virtu Financial, Inc. Class A	29,948	640,288
		4,422,435
Insurance - 6.9%
American Financial Group, Inc.	15,200	1,139,088
American International Group, Inc.	20,655	650,426
Arch Capital Group Ltd. (a)	40,721	1,230,181
Axis Capital Holdings Ltd.	14,254	608,503
Beazley PLC	92,217	351,233
First American Financial Corp.	23,391	1,043,005
Hartford Financial Services Group, Inc.	16,676	642,360
Hiscox Ltd. (a)	66,095	705,901
Principal Financial Group, Inc.	14,561	571,082
RenaissanceRe Holdings Ltd.	8,707	1,408,096
The Travelers Companies, Inc.	5,872	708,809
		9,058,684
Thrifts & Mortgage Finance - 1.3%
Radian Group, Inc.	92,098	1,653,159

TOTAL FINANCIALS		26,034,781

HEALTH CARE - 7.4%
Biotechnology - 0.2%
Viela Bio, Inc.	7,286	232,496
Health Care Equipment & Supplies - 1.4%
Hologic, Inc. (a)	27,059	1,862,200
Health Care Providers & Services - 3.3%
Centene Corp. (a)	15,992	945,127
Molina Healthcare, Inc. (a)	13,351	2,489,561
Oak Street Health, Inc. (a)	302	14,372
Universal Health Services, Inc. Class B	7,609	833,566
		4,282,626
Life Sciences Tools & Services - 1.4%
Bruker Corp.	22,621	962,297
Lonza Group AG	1,488	901,594
		1,863,891
Pharmaceuticals - 1.1%
Nektar Therapeutics (a)(b)	33,412	529,246
Recordati SpA	11,238	582,300
Zogenix, Inc. (a)(b)	11,213	239,061
		1,350,607

TOTAL HEALTH CARE		9,591,820

INDUSTRIALS - 19.4%
Aerospace & Defense - 1.8%
Huntington Ingalls Industries, Inc.	5,692	839,456
Kratos Defense & Security Solutions, Inc. (a)	50,231	948,864
TransDigm Group, Inc.	1,012	483,139
		2,271,459
Air Freight & Logistics - 1.1%
XPO Logistics, Inc. (a)	15,485	1,393,650
Building Products - 1.3%
Fortune Brands Home & Security, Inc.	7,526	608,628
Owens Corning	16,804	1,100,158
		1,708,786
Commercial Services & Supplies - 1.7%
IAA Spinco, Inc. (a)	13,782	779,923
KAR Auction Services, Inc.	13,968	203,374
Stericycle, Inc. (a)	15,079	939,422
U.S. Ecology, Inc.	8,255	251,943
		2,174,662
Construction & Engineering - 1.8%
AECOM (a)	32,516	1,458,017
Dycom Industries, Inc. (a)	13,330	865,650
		2,323,667
Electrical Equipment - 5.3%
AMETEK, Inc.	15,297	1,502,165
Generac Holdings, Inc. (a)	12,932	2,717,656
Melrose Industries PLC	392,721	608,743
Regal Beloit Corp.	13,579	1,339,568
Sensata Technologies, Inc. PLC (a)	16,250	710,288
		6,878,420
Machinery - 4.7%
Allison Transmission Holdings, Inc.	21,630	781,925
Donaldson Co., Inc.	33,091	1,571,823
Fortive Corp.	16,230	999,768
Ingersoll Rand, Inc. (a)	25,724	898,797
Oshkosh Corp.	13,097	882,214
Pentair PLC	20,327	1,011,472
		6,145,999
Marine - 0.0%
Goodbulk Ltd. (a)(d)	5,012	55,939
Professional Services - 0.3%
Clarivate Analytics PLC (a)	15,858	440,060
Road & Rail - 1.0%
Knight-Swift Transportation Holdings, Inc. Class A	33,839	1,285,544
Trading Companies & Distributors - 0.4%
Beacon Roofing Supply, Inc. (a)	17,517	537,772

TOTAL INDUSTRIALS		25,215,958

INFORMATION TECHNOLOGY - 10.3%
Communications Equipment - 0.4%
Ericsson (B Shares)	44,842	500,639
Electronic Equipment & Components - 4.5%
Amphenol Corp. Class A	13,185	1,487,795
Arrow Electronics, Inc. (a)	18,829	1,466,591
CDW Corp.	4,961	608,219
Fabrinet (a)	19,119	1,147,522
Keysight Technologies, Inc. (a)	9,305	975,815
Vontier Corp. (a)	6,492	186,580
		5,872,522
IT Services - 3.9%
Akamai Technologies, Inc. (a)	5,598	532,482
Black Knight, Inc. (a)	6,962	612,308
Euronet Worldwide, Inc. (a)	3,262	289,796
Gartner, Inc. (a)	3,037	364,744
Leidos Holdings, Inc.	10,293	854,319
Verra Mobility Corp. (a)	43,341	416,507
WNS Holdings Ltd. sponsored ADR (a)	35,657	2,055,269
		5,125,425
Semiconductors & Semiconductor Equipment - 0.5%
Lam Research Corp.	1,822	623,270
Software - 1.0%
Aspen Technology, Inc. (a)	7,392	811,716
Citrix Systems, Inc.	3,913	443,226
		1,254,942

TOTAL INFORMATION TECHNOLOGY		13,376,798

MATERIALS - 5.6%
Chemicals - 1.5%
LG Chemical Ltd.	1,913	1,040,835
Nutrien Ltd.	10,804	439,199
Olin Corp.	29,577	489,499
		1,969,533
Containers & Packaging - 1.0%
Avery Dennison Corp.	5,188	717,967
O-I Glass, Inc.	64,299	606,340
		1,324,307
Metals & Mining - 3.1%
Commercial Metals Co.	32,301	667,016
Franco-Nevada Corp.	6,941	946,045
Newcrest Mining Ltd.	28,066	582,018
Novagold Resources, Inc. (a)	84,198	872,757
Steel Dynamics, Inc.	28,142	885,910
		3,953,746

TOTAL MATERIALS		7,247,586

REAL ESTATE - 5.7%
Equity Real Estate Investment Trusts (REITs) - 5.7%
Apartment Investment & Management Co. Class A	19,825	632,418
Cousins Properties, Inc.	28,449	724,881
Gaming & Leisure Properties	28,897	1,050,406
Healthcare Realty Trust, Inc.	38,338	1,065,796
Healthcare Trust of America, Inc.	35,881	871,908
National Retail Properties, Inc.	22,813	730,244
Spirit Realty Capital, Inc.	17,225	517,611
VEREIT, Inc.	132,993	824,557
VICI Properties, Inc.	46,077	1,057,467
		7,475,288
UTILITIES - 4.3%
Electric Utilities - 3.1%
Alliant Energy Corp.	27,499	1,520,145
IDACORP, Inc.	12,424	1,089,958
OGE Energy Corp.	46,778	1,439,359
		4,049,462
Gas Utilities - 0.7%
Atmos Energy Corp.	10,405	953,826
Multi-Utilities - 0.5%
NiSource, Inc.	28,700	659,239

TOTAL UTILITIES		5,662,527

TOTAL COMMON STOCKS
(Cost $127,378,540)		128,084,841

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Porsche Automobil Holding SE (Germany)
(Cost $21,404)	400	21,430
	Principal Amount	Value

Nonconvertible Bonds - 0.0%
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Pacific Drilling SA 12% 4/1/24 pay-in-kind (c)(e)(f)
(Cost $8,014)	$11,365	114
	Shares	Value

Money Market Funds - 2.7%
Fidelity Cash Central Fund 0.10% (g)	2,318,508	2,318,972
Fidelity Securities Lending Cash Central Fund 0.11% (g)(h)	1,188,671	1,188,789
TOTAL MONEY MARKET FUNDS
(Cost $3,507,761)		3,507,761
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $130,915,719)		131,614,146
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(1,429,626)
NET ASSETS - 100%		$130,184,520

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $237,056 or 0.2% of net assets.

 (d) Level 3 security

 (e) Non-income producing - Security is in default.

 (f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,516
Fidelity Securities Lending Cash Central Fund	15,204
Total	$16,720

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$2,678,313	$2,678,313	$--	$--
Consumer Discretionary	19,245,261	19,245,261	--	--
Consumer Staples	4,665,407	4,665,407	--	--
Energy	6,912,532	6,912,532	--	--
Financials	26,034,781	26,034,781	--	--
Health Care	9,591,820	8,690,226	901,594	--
Industrials	25,215,958	25,160,019	--	55,939
Information Technology	13,376,798	12,876,159	500,639	--
Materials	7,247,586	5,624,733	1,622,853	--
Real Estate	7,475,288	7,475,288	--	--
Utilities	5,662,527	5,662,527	--	--
Corporate Bonds	114	--	114	--
Money Market Funds	3,507,761	3,507,761	--	--
Total Investments in Securities:	$131,614,146	$128,533,007	$3,025,200	$55,939

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	82.7%
Bermuda	4.2%
Canada	2.0%
Bailiwick of Jersey	1.9%
Italy	1.6%
United Kingdom	1.5%
Netherlands	1.2%
Ireland	1.1%
Others (Individually Less Than 1%)	3.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,113,873) — See accompanying schedule: Unaffiliated issuers (cost $127,407,958)	$128,106,385
Fidelity Central Funds (cost $3,507,761)	3,507,761
Total Investment in Securities (cost $130,915,719)		$131,614,146
Receivable for investments sold		332,815
Receivable for fund shares sold		106,887
Dividends receivable		51,579
Interest receivable		725
Distributions receivable from Fidelity Central Funds		2,083
Other receivables		2,154
Total assets		132,110,389
Liabilities
Payable for investments purchased	$299,870
Payable for fund shares redeemed	386,659
Accrued management fee	50,985
Collateral on securities loaned	1,188,355
Total liabilities		1,925,869
Net Assets		$130,184,520
Net Assets consist of:
Paid in capital		$131,404,961
Total accumulated earnings (loss)		(1,220,441)
Net Assets		$130,184,520
Net Asset Value, offering price and redemption price per share ($130,184,520 ÷ 12,980,072 shares)		$10.03

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2020 (Unaudited)
Investment Income
Dividends		$977,465
Interest		935
Income from Fidelity Central Funds (including $15,204 from security lending)		16,720
Total income		995,120
Expenses
Management fee	$275,450
Independent trustees' fees and expenses	318
Miscellaneous	(117)
Total expenses before reductions	275,651
Expense reductions	(5,409)
Total expenses after reductions		270,242
Net investment income (loss)		724,878
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	573,560
Fidelity Central Funds	(166)
Foreign currency transactions	(15)
Total net realized gain (loss)		573,379
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	14,043,398
Fidelity Central Funds	(175)
Assets and liabilities in foreign currencies	8
Total change in net unrealized appreciation (depreciation)		14,043,231
Net gain (loss)		14,616,610
Net increase (decrease) in net assets resulting from operations		$15,341,488

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2020 (Unaudited)	For the period June 13, 2019 (commencement of operations) to April 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$724,878	$1,087,213
Net realized gain (loss)	573,379	(3,210,873)
Change in net unrealized appreciation (depreciation)	14,043,231	(13,344,750)
Net increase (decrease) in net assets resulting from operations	15,341,488	(15,468,410)
Distributions to shareholders	(441,810)	(651,712)
Share transactions
Proceeds from sales of shares	19,443,807	145,177,278
Reinvestment of distributions	441,810	651,712
Cost of shares redeemed	(13,035,339)	(21,274,304)
Net increase (decrease) in net assets resulting from share transactions	6,850,278	124,554,686
Total increase (decrease) in net assets	21,749,956	108,434,564
Net Assets
Beginning of period	108,434,564	–
End of period	$130,184,520	$108,434,564
Other Information
Shares
Sold	1,924,317	14,531,536
Issued in reinvestment of distributions	43,744	61,079
Redeemed	(1,342,385)	(2,238,219)
Net increase (decrease)	625,676	12,354,396

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Mid-Cap Stock K6 Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2020	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$8.78	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.11
Net realized and unrealized gain (loss)	1.23	(1.27)
Total from investment operations	1.29	(1.16)
Distributions from net investment income	(.04)	(.06)
Total distributions	(.04)	(.06)
Net asset value, end of period	$10.03	$8.78
Total ReturnC,D	14.64%	(11.74)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.45%G	.45%G
Expenses net of fee waivers, if any	.45%G	.45%G
Expenses net of all reductions	.44%G	.45%G
Net investment income (loss)	1.18%G	1.29%G
Supplemental Data
Net assets, end of period (000 omitted)	$130,185	$108,435
Portfolio turnover rateH	39%G,I	52%I,J

 A For the period June 13, 2019 (commencement of operations) to April 30, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2020

1. Organization.

Fidelity Mid-Cap Stock K6 Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$15,359,198
Gross unrealized depreciation	(15,547,297)
Net unrealized appreciation (depreciation)	$(188,099)
Tax cost	$131,802,245

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(2,795,773)

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Mid-Cap Stock K6 Fund	29,028,635	23,165,660

Unaffiliated Exchanges In-Kind. During the period, the Fund received investments and cash valued at $1,674,382 in exchange for 164,155 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

Prior Fiscal Year Unaffiliated Exchanges In-Kind. During the prior period, the Fund received investments and cash valued at $21,330,582 in exchange for 2,041,105 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Mid-Cap Stock K6 Fund	$757

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Affiliated Exchanges In-Kind. During the prior period, the Fund received investments and cash valued at $112,603,573 in exchange for 11,351,167 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Mid-Cap Stock K6 Fund	$130

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Mid-Cap Stock K6 Fund	$376	$–	$–

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $5,363 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $46.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2020 to October 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2020	Ending Account Value October 31, 2020	Expenses Paid During Period-B May 1, 2020 to October 31, 2020
Fidelity Mid-Cap Stock K6 Fund	.45%
Actual		$1,000.00	$1,146.40	$2.43
Hypothetical-C		$1,000.00	$1,022.94	$2.29

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Proxy Voting Results

A special meeting of shareholders was held on June 9, 2020. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	153,310,852,719.993	94.554
Withheld	8,830,820,397.844	5.446
TOTAL	162,141,673,117.837	100.000
Donald F. Donahue
Affirmative	153,409,297,334.631	94.614
Withheld	8,732,375,783.206	5.386
TOTAL	162,141,673,117.837	100.000
Bettina Doulton
Affirmative	154,057,198,754.144	95.014
Withheld	8,084,474,363.693	4.986
TOTAL	162,141,673,117.837	100.000
Vicki L. Fuller
Affirmative	154,419,985,979.903	95.238
Withheld	7,721,687,137.934	4.762
TOTAL	162,141,673,117.837	100.00
Patricia L. Kampling
Affirmative	153,773,968,211.778	94.839
Withheld	8,367,704,906.059	5.161
TOTAL	162,141,673,117.837	100.000
Alan J. Lacy
Affirmative	152,412,406,811.772	94.000
Withheld	9,729,266,306.065	6.000
TOTAL	162,141,673,117.837	100.000
Ned C. Lautenbach
Affirmative	151,421,801,314.429	93.389
Withheld	10,719,871,803.408	6.611
TOTAL	162,141,673,117.837	100.000
Robert A. Lawrence
Affirmative	152,467,970,401.411	94.034
Withheld	9,673,702,716.426	5.966
TOTAL	162,141,673,117.837	100.000
Joseph Mauriello
Affirmative	152,391,361,586.517	93.987
Withheld	9,750,311,531.320	6.013
TOTAL	162,141,673,117.837	100.000
Cornelia M. Small
Affirmative	153,101,624,672.870	94.425
Withheld	9,040,048,444.967	5.575
TOTAL	162,141,673,117.837	100.000
Garnett A. Smith
Affirmative	152,502,318,423.900	94.055
Withheld	9,639,354,693.937	5.945
TOTAL	162,141,673,117.837	100.000
David M. Thomas
Affirmative	152,608,626,434.284	94.121
Withheld	9,533,046,683.553	5.879
TOTAL	162,141,673,117.837	100.000
Susan Tomasky
Affirmative	153,605,526,235.885	94.735
Withheld	8,536,146,881.952	5.265
TOTAL	162,141,673,117.837	100.000
Michael E. Wiley
Affirmative	152,567,303,629.801	94.095
Withheld	9,574,369,488.036	5.905
TOTAL	162,141,673,117.837	100.000

PROPOSAL 2

To convert a fundamental investment policy to a non-fundamental investment policy.

	# of Votes	% of Votes
Affirmative	372,523,266.327	68.230
Against	75,977,805.915	13.916
Abstain	97,481,434.610	17.854
Broker Non-Vote	0.000	0.000
TOTAL	545,982,506.852	100.000
Proposal 1 reflects trust wide proposal and voting results.

MCS-K6-SANN-1220
1.9893889.101

Fidelity® Founders Fund

Semi-Annual Report

October 31, 2020

Includes Fidelity and Fidelity Advisor share classes

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five Stocks as of October 31, 2020

% of fund's net assets
Amazon.com, Inc.	6.3
Microsoft Corp.	5.1
Alphabet, Inc. Class C	3.8
Alibaba Group Holding Ltd. sponsored ADR	3.6
Facebook, Inc. Class A	3.5
22.3

Top Five Market Sectors as of October 31, 2020

% of fund's net assets
Information Technology	29.8
Consumer Discretionary	21.4
Health Care	17.3
Communication Services	10.7
Financials	6.5

Asset Allocation (% of fund's net assets)

As of October 31, 2020*
Stocks	99.6%
Convertible Securities	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	0.3%

 * Foreign investments - 17.3%

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
COMMUNICATION SERVICES - 10.7%
Entertainment - 2.3%
Netflix, Inc. (a)	1,762	$838,254
Sea Ltd. ADR (a)	4,605	726,209
Spotify Technology SA (a)	1,919	460,349
		2,024,812
Interactive Media & Services - 8.4%
Alphabet, Inc. Class C (a)	2,001	3,243,641
Facebook, Inc. Class A (a)	11,504	3,026,817
Snap, Inc. Class A (a)	6,000	236,340
Tencent Holdings Ltd. sponsored ADR	7,763	592,627
Zillow Group, Inc. Class C (a)(b)	1,200	106,344
		7,205,769

TOTAL COMMUNICATION SERVICES		9,230,581

CONSUMER DISCRETIONARY - 21.4%
Automobiles - 0.0%
XPeng, Inc. ADR (a)	900	17,442
Diversified Consumer Services - 0.1%
Arco Platform Ltd. Class A (a)	3,677	125,312
Hotels, Restaurants & Leisure - 1.1%
DraftKings, Inc. Class A (a)	6,060	214,524
Marriott International, Inc. Class A	6,406	594,989
Monarch Casino & Resort, Inc. (a)	820	35,580
Penn National Gaming, Inc. (a)	1,300	70,174
		915,267
Household Durables - 3.4%
D.R. Horton, Inc.	19,006	1,269,791
Garmin Ltd.	880	91,538
Lennar Corp. Class A	15,543	1,091,585
Toll Brothers, Inc.	10,390	439,289
		2,892,203
Internet & Direct Marketing Retail - 14.3%
Alibaba Group Holding Ltd. sponsored ADR (a)	10,231	3,117,283
Amazon.com, Inc. (a)	1,792	5,440,778
JD.com, Inc. sponsored ADR (a)	14,709	1,199,078
MercadoLibre, Inc. (a)	727	882,614
Ocado Group PLC (a)	19,517	575,470
Pinduoduo, Inc. ADR (a)	11,430	1,028,471
Revolve Group, Inc. (a)	5,600	101,248
Wayfair LLC Class A (a)	146	36,212
		12,381,154
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	2,991	270,147
Specialty Retail - 0.4%
RH (a)	1,050	351,992
Textiles, Apparel & Luxury Goods - 1.8%
Aritzia LP (a)	46,331	699,677
Li Ning Co. Ltd.	46,000	237,343
LVMH Moet Hennessy Louis Vuitton SE	489	229,218
Moncler SpA	9,224	369,120
		1,535,358

TOTAL CONSUMER DISCRETIONARY		18,488,875

CONSUMER STAPLES - 3.4%
Beverages - 2.4%
Boston Beer Co., Inc. Class A (a)	762	791,855
Monster Beverage Corp. (a)	16,279	1,246,483
Nongfu Spring Co. Ltd. (H Shares) (a)	3,800	17,401
		2,055,739
Food & Staples Retailing - 0.0%
Zur Rose Group AG (a)	160	44,583
Food Products - 0.5%
Beyond Meat, Inc. (a)(b)	3,139	447,088
Laird Superfood, Inc.	126	5,796
		452,884
Personal Products - 0.5%
Estee Lauder Companies, Inc. Class A	1,776	390,116

TOTAL CONSUMER STAPLES		2,943,322

ENERGY - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
New Fortress Energy LLC	7,923	286,258
Reliance Industries Ltd. sponsored GDR (c)	13,532	742,907
		1,029,165
FINANCIALS - 6.5%
Banks - 0.9%
First Republic Bank	6,259	789,510
Capital Markets - 4.4%
BlackRock, Inc. Class A	1,924	1,152,880
EQT AB	1,503	28,638
MarketAxess Holdings, Inc.	1,415	762,473
Morningstar, Inc.	3,869	736,580
The Blackstone Group LP	7,897	398,167
Tradeweb Markets, Inc. Class A	1,832	99,807
XP, Inc. Class A (a)	15,351	615,268
		3,793,813
Consumer Finance - 0.4%
Capital One Financial Corp.	4,626	338,068
Diversified Financial Services - 0.6%
Berkshire Hathaway, Inc. Class B (a)	2,400	484,560
Insurance - 0.2%
BRP Group, Inc. (a)	7,311	186,431
GoHealth, Inc. (a)	400	4,144
		190,575

TOTAL FINANCIALS		5,596,526

HEALTH CARE - 17.3%
Biotechnology - 5.2%
Acceleron Pharma, Inc. (a)	812	84,919
Argenx SE ADR (a)	3,849	955,052
Ascendis Pharma A/S sponsored ADR (a)	1,384	226,076
Black Diamond Therapeutics, Inc. (a)	337	10,619
Blueprint Medicines Corp. (a)	945	96,655
Neurocrine Biosciences, Inc. (a)	3,761	371,098
Poseida Therapeutics, Inc. (a)	400	4,604
Prelude Therapeutics, Inc.	300	10,569
Regeneron Pharmaceuticals, Inc. (a)	3,615	1,964,969
Seagen, Inc. (a)	2,394	399,319
Vertex Pharmaceuticals, Inc. (a)	1,626	338,793
		4,462,673
Health Care Equipment & Supplies - 6.8%
Danaher Corp.	9,457	2,170,760
Genmark Diagnostics, Inc. (a)	8,583	104,884
Hologic, Inc. (a)	18,698	1,286,796
Masimo Corp. (a)	4,643	1,039,196
Penumbra, Inc. (a)	3,159	824,594
ResMed, Inc.	2,496	479,082
		5,905,312
Health Care Providers & Services - 1.5%
Andlauer Healthcare Group, Inc.	3,195	102,159
UnitedHealth Group, Inc.	3,955	1,206,829
		1,308,988
Health Care Technology - 1.5%
Inspire Medical Systems, Inc. (a)	2,000	238,860
Phreesia, Inc. (a)	5,913	218,604
Veeva Systems, Inc. Class A (a)	3,039	820,682
		1,278,146
Life Sciences Tools & Services - 1.3%
10X Genomics, Inc. (a)	5,742	786,080
Bruker Corp.	8,728	371,289
		1,157,369
Pharmaceuticals - 1.0%
Royalty Pharma PLC	22,749	834,888

TOTAL HEALTH CARE		14,947,376

INDUSTRIALS - 5.6%
Aerospace & Defense - 0.5%
Axon Enterprise, Inc. (a)	4,433	438,424
Air Freight & Logistics - 0.8%
FedEx Corp.	2,569	666,578
Airlines - 0.4%
Southwest Airlines Co.	8,580	339,167
Commercial Services & Supplies - 1.5%
Cintas Corp.	2,154	677,541
Copart, Inc. (a)	4,547	501,807
Waste Connection, Inc. (United States)	1,103	109,550
		1,288,898
Machinery - 0.9%
Fortive Corp.	2,799	172,418
PACCAR, Inc.	7,344	627,031
		799,449
Professional Services - 0.7%
CoStar Group, Inc. (a)	762	627,591
Road & Rail - 0.8%
Uber Technologies, Inc. (a)	19,378	647,419

TOTAL INDUSTRIALS		4,807,526

INFORMATION TECHNOLOGY - 29.7%
Electronic Equipment & Components - 0.1%
Vontier Corp. (a)	1,119	32,160
IT Services - 7.0%
Adyen BV (a)(c)	258	433,632
Black Knight, Inc. (a)	4,506	396,303
CGI Group, Inc. Class A (sub. vtg.) (a)	1,014	62,919
EPAM Systems, Inc. (a)	1,641	506,987
Euronet Worldwide, Inc. (a)	2,358	209,485
GoDaddy, Inc. (a)	11,509	814,147
MongoDB, Inc. Class A (a)	1,710	390,684
Nuvei Corp. (a)(c)	300	11,148
Shift4 Payments, Inc.	8,306	422,858
Snowflake Computing, Inc.	200	50,004
Square, Inc. (a)	3,518	544,868
Twilio, Inc. Class A (a)	3,078	858,670
VeriSign, Inc. (a)	3,913	746,209
Wix.com Ltd. (a)	2,417	597,772
		6,045,686
Semiconductors & Semiconductor Equipment - 4.3%
Analog Devices, Inc.	3,729	441,998
NVIDIA Corp.	4,637	2,324,806
SolarEdge Technologies, Inc. (a)	2,147	553,260
Universal Display Corp.	1,948	386,308
		3,706,372
Software - 18.3%
Adobe, Inc. (a)	4,751	2,124,172
Atlassian Corp. PLC (a)	2,775	531,746
BlackLine, Inc. (a)	3,965	387,301
Cloudflare, Inc. (a)	2,726	141,670
Crowdstrike Holdings, Inc. (a)	1,207	149,475
Datadog, Inc. Class A (a)	168	15,246
HubSpot, Inc. (a)	2,394	694,428
Intuit, Inc.	2,917	917,922
LivePerson, Inc. (a)	10,985	587,258
Microsoft Corp.	21,811	4,416,073
nCino, Inc. (a)	84	5,924
Paylocity Holding Corp. (a)	3,234	599,972
RingCentral, Inc. (a)	884	228,373
Salesforce.com, Inc. (a)	9,826	2,282,285
ServiceNow, Inc. (a)	1,415	704,062
SurveyMonkey (a)	4,989	104,420
Tenable Holdings, Inc. (a)	4,431	151,141
The Trade Desk, Inc. (a)	620	351,199
Workday, Inc. Class A (a)	1,946	408,894
Zendesk, Inc. (a)	3,208	355,896
Zoom Video Communications, Inc. Class A (a)	1,383	637,439
		15,794,896

TOTAL INFORMATION TECHNOLOGY		25,579,114

MATERIALS - 2.1%
Metals & Mining - 2.1%
Barrick Gold Corp.	68,545	1,832,208
Steel Dynamics, Inc.	422	13,285
		1,845,493
REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.7%
Alexandria Real Estate Equities, Inc.	1,596	241,826
Crown Castle International Corp.	7,729	1,207,270
		1,449,096
TOTAL COMMON STOCKS
(Cost $68,824,439)		85,917,074

Convertible Preferred Stocks - 0.1%
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
Yanka Industries, Inc. Series E (d)(e)
(Cost $30,005)	2,484	30,005

Money Market Funds - 0.2%
Fidelity Securities Lending Cash Central Fund 0.11% (f)(g)
(Cost $196,400)	196,380	196,400
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $69,050,844)		86,143,479
NET OTHER ASSETS (LIABILITIES) - 0.1%		124,175
NET ASSETS - 100%		$86,267,654

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,187,687 or 1.4% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $30,005 or 0.0% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Yanka Industries, Inc. Series E	5/15/20	$30,005

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$710
Fidelity Securities Lending Cash Central Fund	1,073
Total	$1,783

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$9,230,581	$9,230,581	$--	$--
Consumer Discretionary	18,488,875	18,259,657	229,218	--
Consumer Staples	2,943,322	2,943,322	--	--
Energy	1,029,165	1,029,165	--	--
Financials	5,596,526	5,596,526	--	--
Health Care	14,947,376	14,947,376	--	--
Industrials	4,807,526	4,807,526	--	--
Information Technology	25,609,119	25,145,482	433,632	30,005
Materials	1,845,493	1,845,493	--	--
Real Estate	1,449,096	1,449,096	--	--
Money Market Funds	196,400	196,400	--	--
Total Investments in Securities:	$86,143,479	$85,450,624	$662,850	$30,005

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	82.7%
Cayman Islands	8.0%
Canada	3.2%
Netherlands	1.6%
United Kingdom	1.3%
Others (Individually Less Than 1%)	3.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $182,940) — See accompanying schedule: Unaffiliated issuers (cost $68,854,444)	$85,947,079
Fidelity Central Funds (cost $196,400)	196,400
Total Investment in Securities (cost $69,050,844)		$86,143,479
Receivable for investments sold		1,452,345
Receivable for fund shares sold		489,326
Dividends receivable		1,252
Distributions receivable from Fidelity Central Funds		175
Prepaid expenses		97
Other receivables		1,009
Total assets		88,087,683
Liabilities
Payable to custodian bank	$39,006
Payable for investments purchased	1,220,037
Payable for fund shares redeemed	276,804
Accrued management fee	50,195
Distribution and service plan fees payable	3,873
Other affiliated payables	14,379
Other payables and accrued expenses	19,335
Collateral on securities loaned	196,400
Total liabilities		1,820,029
Net Assets		$86,267,654
Net Assets consist of:
Paid in capital		$70,719,811
Total accumulated earnings (loss)		15,547,843
Net Assets		$86,267,654
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($6,581,171 ÷ 435,609 shares)(a)		$15.11
Maximum offering price per share (100/94.25 of $15.11)		$16.03
Class M:
Net Asset Value and redemption price per share ($3,460,568 ÷ 229,930 shares)(a)		$15.05
Maximum offering price per share (100/96.50 of $15.05)		$15.60
Class C:
Net Asset Value and offering price per share ($1,202,719 ÷ 80,611 shares)(a)		$14.92
Fidelity Founders Fund:
Net Asset Value, offering price and redemption price per share ($59,988,756 ÷ 3,956,121 shares)		$15.16
Class I:
Net Asset Value, offering price and redemption price per share ($883,428 ÷ 58,253 shares)		$15.17
Class Z:
Net Asset Value, offering price and redemption price per share ($14,151,012 ÷ 930,968 shares)		$15.20

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2020 (Unaudited)
Investment Income
Dividends		$115,539
Income from Fidelity Central Funds (including $1,073 from security lending)		1,783
Total income		117,322
Expenses
Management fee
Basic fee	$182,757
Performance adjustment	14,927
Transfer agent fees	57,851
Distribution and service plan fees	14,967
Accounting fees	13,410
Custodian fees and expenses	13,733
Independent trustees' fees and expenses	146
Registration fees	30,458
Audit	17,761
Legal	17
Miscellaneous	(269)
Total expenses before reductions	345,758
Expense reductions	(2,436)
Total expenses after reductions		343,322
Net investment income (loss)		(226,000)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	679,188
Fidelity Central Funds	28
Foreign currency transactions	766
Total net realized gain (loss)		679,982
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	12,449,582
Fidelity Central Funds	(24)
Assets and liabilities in foreign currencies	(162)
Total change in net unrealized appreciation (depreciation)		12,449,396
Net gain (loss)		13,129,378
Net increase (decrease) in net assets resulting from operations		$12,903,378

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2020 (Unaudited)	Year ended April 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(226,000)	$(53,723)
Net realized gain (loss)	679,982	(1,907,754)
Change in net unrealized appreciation (depreciation)	12,449,396	3,719,980
Net increase (decrease) in net assets resulting from operations	12,903,378	1,758,503
Distributions to shareholders	–	(20,286)
Share transactions - net increase (decrease)	40,993,011	12,864,316
Total increase (decrease) in net assets	53,896,389	14,602,533
Net Assets
Beginning of period	32,371,265	17,768,732
End of period	$86,267,654	$32,371,265

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Founders Fund Class A

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.85	$10.85	$10.00
Income from Investment Operations
Net investment income (loss)B	(.07)	(.05)C	(.02)
Net realized and unrealized gain (loss)	3.33	1.05	.87
Total from investment operations	3.26	1.00	.85
Distributions from net investment income	–	–D	–
Total distributions	–	–D	–
Net asset value, end of period	$15.11	$11.85	$10.85
Total ReturnE,F,G	27.51%	9.25%	8.50%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.24%J	2.05%	4.81%J
Expenses net of fee waivers, if any	1.24%J	1.25%	1.25%J
Expenses net of all reductions	1.24%J	1.25%	1.25%J
Net investment income (loss)	(.90)%J	(.47)%C	(.74)%J
Supplemental Data
Net assets, end of period (000 omitted)	$6,581	$1,310	$220
Portfolio turnover rateK	40%J	82%	4%L

 A For the period February 14, 2019 (commencement of operations) to April 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.70)%. These amounts have been revised from previously reported amounts of $.01 per share and (.45)%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Founders Fund Class M

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.82	$10.85	$10.00
Income from Investment Operations
Net investment income (loss)B	(.08)	(.08)C	(.02)
Net realized and unrealized gain (loss)	3.31	1.05	.87
Total from investment operations	3.23	.97	.85
Net asset value, end of period	$15.05	$11.82	$10.85
Total ReturnD,E,F	27.33%	8.94%	8.50%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.45%I	2.14%	5.05%I
Expenses net of fee waivers, if any	1.45%I	1.50%	1.50%I
Expenses net of all reductions	1.44%I	1.50%	1.50%I
Net investment income (loss)	(1.11)%I	(.72)%C	(.99)%I
Supplemental Data
Net assets, end of period (000 omitted)	$3,461	$695	$205
Portfolio turnover rateJ	40%I	82%	4%K

 A For the period February 14, 2019 (commencement of operations) to April 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.95)%. These amounts have been revised from previously reported amounts of $.03 per share and (1.04)%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Founders Fund Class C

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.75	$10.84	$10.00
Income from Investment Operations
Net investment income (loss)B	(.12)	(.13)C	(.03)
Net realized and unrealized gain (loss)	3.29	1.04	.87
Total from investment operations	3.17	.91	.84
Net asset value, end of period	$14.92	$11.75	$10.84
Total ReturnD,E,F	26.98%	8.39%	8.40%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.03%I	2.64%	5.67%I
Expenses net of fee waivers, if any	2.00%I	2.00%	2.00%I
Expenses net of all reductions	1.99%I	2.00%	2.00%I
Net investment income (loss)	(1.65)%I	(1.22)%C	(1.49)%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,203	$335	$173
Portfolio turnover rateJ	40%I	82%	4%K

 A For the period February 14, 2019 (commencement of operations) to April 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (1.45)%. These amounts have been revised from previously reported amounts of $.03 per share and (1.51)%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Founders Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.88	$10.86	$10.00
Income from Investment Operations
Net investment income (loss)B	(.05)	(.02)C	(.01)
Net realized and unrealized gain (loss)	3.33	1.05	.87
Total from investment operations	3.28	1.03	.86
Distributions from net investment income	–	(.01)	–
Total distributions	–	(.01)	–
Net asset value, end of period	$15.16	$11.88	$10.86
Total ReturnD,E	27.61%	9.49%	8.60%
Ratios to Average Net AssetsF,G
Expenses before reductions	.98%H	1.70%	3.49%H
Expenses net of fee waivers, if any	.98%H	1.00%	1.00%H
Expenses net of all reductions	.98%H	1.00%	1.00%H
Net investment income (loss)	(.64)%H	(.22)%C	(.48)%H
Supplemental Data
Net assets, end of period (000 omitted)	$59,989	$22,724	$10,595
Portfolio turnover rateI	40%H	82%	4%J

 A For the period February 14, 2019 (commencement of operations) to April 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.45)%. These amounts have been revised from previously reported amounts of $.03 per share and (.52)%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Founders Fund Class I

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.88	$10.86	$10.00
Income from Investment Operations
Net investment income (loss)B	(.04)	(.02)C	(.01)
Net realized and unrealized gain (loss)	3.33	1.05	.87
Total from investment operations	3.29	1.03	.86
Distributions from net investment income	–	(.01)	–
Total distributions	–	(.01)	–
Net asset value, end of period	$15.17	$11.88	$10.86
Total ReturnD,E	27.69%	9.49%	8.60%
Ratios to Average Net AssetsF,G
Expenses before reductions	.94%H	1.63%	4.10%H
Expenses net of fee waivers, if any	.94%H	1.00%	1.00%H
Expenses net of all reductions	.94%H	1.00%	1.00%H
Net investment income (loss)	(.60)%H	(.22)%C	(.48)%H
Supplemental Data
Net assets, end of period (000 omitted)	$883	$467	$831
Portfolio turnover rateI	40%H	82%	4%J

 A For the period February 14, 2019 (commencement of operations) to April 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.45)%. These amounts have been revised from previously reported amounts of $.03 per share and (.51)%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Founders Fund Class Z

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.90	$10.86	$10.00
Income from Investment Operations
Net investment income (loss)B	(.04)	(.01)C	(.01)
Net realized and unrealized gain (loss)	3.34	1.06	.87
Total from investment operations	3.30	1.05	.86
Distributions from net investment income	–	(.01)	–
Total distributions	–	(.01)	–
Net asset value, end of period	$15.20	$11.90	$10.86
Total ReturnD,E	27.73%	9.67%	8.60%
Ratios to Average Net AssetsF,G
Expenses before reductions	.84%H	1.51%	3.18%H
Expenses net of fee waivers, if any	.84%H	.85%	.85%H
Expenses net of all reductions	.84%H	.85%	.85%H
Net investment income (loss)	(.50)%H	(.07)%C	(.34)%H
Supplemental Data
Net assets, end of period (000 omitted)	$14,151	$6,839	$5,745
Portfolio turnover rateI	40%H	82%	4%J

 A For the period February 14, 2019 (commencement of operations) to April 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.30)%. These amounts have been revised from previously reported amounts of $.03 per share and (.36)%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2020

1. Organization.

Fidelity Founders Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Founders Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$18,436,568
Gross unrealized depreciation	(1,771,611)
Net unrealized appreciation (depreciation)	$16,664,957
Tax cost	$69,478,522

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(1,222,982)
Long-term	(197,745)
Total capital loss carryforward	$(1,420,728)

The Fund elected to defer to its next fiscal year approximately $70,625 of ordinary losses recognized during the period January 1, 2020 to April 30, 2020.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Founders Fund	53,979,217	13,213,700

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .10% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Fidelity Founders Fund as compared to its benchmark index, the Russell 3000 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .57% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$5,508	$259
Class M	.25%	.25%	5,306	411
Class C	.75%	.25%	4,153	1,964
			$14,967	$2,634

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$5,999
Class M	1,152
Class C(a)	500
$7,651

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$4,998.23
Class M	2,049.19
Class C	1,139.27
Fidelity Founders Fund	46,350.19
Class I	456.14
Class Z	2,859.04
	$57,851

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Founders Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Founders Fund	$387

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Founders Fund	$65

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Founders Fund	$105	$–	$–

8. Expense Reductions.

The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through August 31, 2021. Some expenses, for example the compensation of the independent Trustees are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class C	2.00%	$152

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $2,234 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $50.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2020	Year ended April 30, 2020
Distributions to shareholders
Class A	$–	$858
Fidelity Founders Fund	–	15,487
Class I	–	317
Class Z	–	3,624
Total	$–	$20,286

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2020	Year ended April 30, 2020	Six months ended October 31, 2020	Year ended April 30, 2020
Class A
Shares sold	379,856	301,933	$5,367,418	$3,380,259
Reinvestment of distributions	–	74	–	858
Shares redeemed	(54,816)	(211,677)	(802,026)	(2,032,620)
Net increase (decrease)	325,040	90,330	$4,565,392	$1,348,497
Class M
Shares sold	191,273	59,563	$2,737,001	$666,199
Shares redeemed	(20,169)	(19,619)	(294,768)	(182,271)
Net increase (decrease)	171,104	39,944	$2,442,233	$483,928
Class C
Shares sold	69,184	20,349	$986,154	$214,066
Shares redeemed	(17,126)	(7,796)	(247,890)	(74,044)
Net increase (decrease)	52,058	12,553	$738,264	$140,022
Fidelity Founders Fund
Shares sold	2,974,645	1,928,779	$42,191,941	$21,513,238
Reinvestment of distributions	–	1,267	–	14,789
Shares redeemed	(931,679)	(992,719)	(13,832,282)	(10,805,523)
Net increase (decrease)	2,042,966	937,327	$28,359,659	$10,722,504
Class I
Shares sold	35,626	19,023	$509,050	$210,800
Reinvestment of distributions	–	27	–	314
Shares redeemed	(16,727)	(56,201)	(231,611)	(590,791)
Net increase (decrease)	18,899	(37,151)	$277,439	$(379,677)
Class Z
Shares sold	793,611	572,272	$11,079,608	$6,296,184
Reinvestment of distributions	–	285	–	3,333
Shares redeemed	(437,405)	(526,741)	(6,469,584)	(5,750,475)
Net increase (decrease)	356,206	45,816	$4,610,024	$549,042

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2020 to October 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2020	Ending Account Value October 31, 2020	Expenses Paid During Period-B May 1, 2020 to October 31, 2020
Fidelity Founders Fund
Class A	1.24%
Actual		$1,000.00	$1,275.10	$7.11
Hypothetical-C		$1,000.00	$1,018.95	$6.31
Class M	1.45%
Actual		$1,000.00	$1,273.30	$8.31
Hypothetical-C		$1,000.00	$1,017.90	$7.38
Class C	2.00%
Actual		$1,000.00	$1,269.80	$11.44
Hypothetical-C		$1,000.00	$1,015.12	$10.16
Fidelity Founders Fund	.98%
Actual		$1,000.00	$1,276.10	$5.62
Hypothetical-C		$1,000.00	$1,020.27	$4.99
Class I	.94%
Actual		$1,000.00	$1,276.90	$5.39
Hypothetical-C		$1,000.00	$1,020.47	$4.79
Class Z	.84%
Actual		$1,000.00	$1,277.30	$4.82
Hypothetical-C		$1,000.00	$1,020.97	$4.28

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Proxy Voting Results

A special meeting of shareholders was held on June 9, 2020. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	153,310,852,719.993	94.554
Withheld	8,830,820,397.844	5.446
TOTAL	162,141,673,117.837	100.000
Donald F. Donahue
Affirmative	153,409,297,334.631	94.614
Withheld	8,732,375,783.206	5.386
TOTAL	162,141,673,117.837	100.000
Bettina Doulton
Affirmative	154,057,198,754.144	95.014
Withheld	8,084,474,363.693	4.986
TOTAL	162,141,673,117.837	100.000
Vicki L. Fuller
Affirmative	154,419,985,979.903	95.238
Withheld	7,721,687,137.934	4.762
TOTAL	162,141,673,117.837	100.00
Patricia L. Kampling
Affirmative	153,773,968,211.778	94.839
Withheld	8,367,704,906.059	5.161
TOTAL	162,141,673,117.837	100.000
Alan J. Lacy
Affirmative	152,412,406,811.772	94.000
Withheld	9,729,266,306.065	6.000
TOTAL	162,141,673,117.837	100.000
Ned C. Lautenbach
Affirmative	151,421,801,314.429	93.389
Withheld	10,719,871,803.408	6.611
TOTAL	162,141,673,117.837	100.000
Robert A. Lawrence
Affirmative	152,467,970,401.411	94.034
Withheld	9,673,702,716.426	5.966
TOTAL	162,141,673,117.837	100.000
Joseph Mauriello
Affirmative	152,391,361,586.517	93.987
Withheld	9,750,311,531.320	6.013
TOTAL	162,141,673,117.837	100.000
Cornelia M. Small
Affirmative	153,101,624,672.870	94.425
Withheld	9,040,048,444.967	5.575
TOTAL	162,141,673,117.837	100.000
Garnett A. Smith
Affirmative	152,502,318,423.900	94.055
Withheld	9,639,354,693.937	5.945
TOTAL	162,141,673,117.837	100.000
David M. Thomas
Affirmative	152,608,626,434.284	94.121
Withheld	9,533,046,683.553	5.879
TOTAL	162,141,673,117.837	100.000
Susan Tomasky
Affirmative	153,605,526,235.885	94.735
Withheld	8,536,146,881.952	5.265
TOTAL	162,141,673,117.837	100.000
Michael E. Wiley
Affirmative	152,567,303,629.801	94.095
Withheld	9,574,369,488.036	5.905
TOTAL	162,141,673,117.837	100.000

PROPOSAL 2

To convert a fundamental investment policy to a non-fundamental investment policy.

	# of Votes	% of Votes
Affirmative	372,523,266.327	68.230
Against	75,977,805.915	13.916
Abstain	97,481,434.610	17.854
Broker Non-Vote	0.000	0.000
TOTAL	545,982,506.852	100.000
Proposal 1 reflects trust wide proposal and voting results.

RFFF-SANN-1220
1.9892519.101

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Concord Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	December 18, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	December 18, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	December 18, 2020